                         [PROVIDENT MUTUAL LETTERHEAD]

August 2002

Dear Valued Customer,

The updated semi-annual report for one of the fund subaccounts in your variable life insurance policy or your variable annuity contract is enclosed. In additional mailings, you will also receive the semi-annual reports of the other fund groups in which you have invested. The investments available through your variable policies or contracts are managed by some of the best fund management companies in the country.

Provident Mutual Life Insurance Company and Providentmutual Life and Annuity Company of America are leaders in the variable product marketplace. Our corporate mission is to market high-quality insurance, retirement, and investment products that satisfy your needs for protection, asset accumulation, and preservation of wealth over the course of a long-term relationship with the Company. Our financial strength enables us to offer a variety of financial products and services to help you meet your changing needs as you move through the various stages of your life.

We value you as a client and thank you for your continued support and confidence in Provident Mutual and its products. If you have a question about your policy or the enclosed material, please contact your local agent or our Customer Service Center at 1-800-688-5177. Thank you for your business.

Sincerely,

/s/ Robert W. Kloss
ROBERT W. KLOSS
CHAIRMAN, PRESIDENT AND CEO

                                     [LOGO]

--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders:
--------------------------------------------------------------------------------

We are pleased to send you the 2002 Semi-Annual Report for the Market Street Fund, its All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond and Money Market Portfolios.

Economic Overview and Investment Perspective

The U.S. economy showed signs of improvement during the first half of 2002, but concerns remained about the true strength of the recovery. Real gross domestic product (GDP)(1) grew at an annualized rate of 6.1% during the first quarter of 2002, up from 1.7% during the previous quarter, as companies worked through their excess inventories. Furthermore, the Federal Reserve Board (the "Fed") held the federal funds rate at 1.75%, following the 11 rate cuts it made during 2001. The Fed's neutral stance gave investors hope that the economy was staging a strong recovery.

However, the first quarter's strong growth was fueled in part by non-recurring events such as mortgage refinancing, tax rebates and increased activity in construction that pulled some growth from the second quarter into the first quarter. Therefore, fears persist that second quarter real GDP results will indicate slower growth.

The U.S. equity markets experienced significant volatility and suffered losses, despite the somewhat encouraging signs of economic growth. Investor confidence in corporate America was shattered by allegations that companies had engaged in fraudulent accounting practices aimed at artificially inflating earnings growth rates. Large, well-known firms such as Enron, Global Crossing, Adelphia, Tyco International and WorldCom came under intense scrutiny about their corporate accounting methods, causing investors to doubt the reliability of reported sales and earnings figures. The lack of confidence led to net flows out of the market by both domestic and foreign investors. Stock prices were also held down by other fears, including worries about future terrorist attacks in the U.S. as well as violence in the Middle East, Pakistan and India.

All major market indices were down during the six-month period ended June 30, 2002. The Dow Jones Industrial Average(2) fell 7.8%, while the S&P 500 declined 13.2%. Technology and telecommunications stocks continued to suffer from concerns about weak capital spending on new technologies, prompting a 25% drop in the NASDAQ Composite Index.(3) However, small-company stocks held up relatively well. The Russell 2000 fell 4.7%, as small firms offered stronger earnings growth and more attractive valuations than their larger peers did. Value stocks significantly outperformed growth shares, as investors nervous about the pace of the economic recovery favored attractively valued shares of companies in sectors that were capable of delivering consistent growth in the uncertain environment.

Although the same factors negatively affecting the U.S. market spread overseas, international stocks outperformed U.S. stocks by a significant margin for the period ended June 30, 2002. The Morgan Stanley EAFE index fell 1.6% during the period. The U.S. dollar slid 13% against the euro nearly reaching parity, 11% against the yen and 7% against the sterling. European markets experienced profit warnings and poor performance from many large, debt-ridden telecommunications companies such as Deutsche Telecom, France Telecom, Nokia and Vodafone. A weak German economy and labor disputes across the Continent also contributed to Europe's volatility. Asian markets shared the pain felt by global markets during the period, although Japan's economy showed signs of growth. Emerging markets in Latin America also suffered due largely to economic and political concerns in the region, while many emerging markets in Asia managed to deliver strong performance.

Bonds outperformed stocks during the period, although the bond market also experienced volatility due to conflicting signs of economic growth. During the first quarter of 2002, long-term bond yields rose as signs of economic strength caused concerns that the Fed would raise short-term interest rates. Bond prices, which move in the opposite direction of yields, declined in that environment. However, yields fell during the second quarter as concerns about the economy's health and plummeting stock prices caused investors to flock to the relative safety of fixed-income securities.

U.S. Treasury securities outperformed corporate bonds for the six months ended June 30, 2002. The yield on the 10-year Treasury bond fell 23 basis points, from 5.05% at the beginning of the period to 4.82% by the end of June. The Lehman Brothers Aggregate Bond Index, a benchmark of high-quality bonds, gained 3.8% during the period.

We feel concerns over corporate accounting issues at WorldCom and other firms have severely hurt investor confidence, which could continue to have a negative effect on the financial markets going forward. However, we will probably benefit over the long term from the changes being contemplated in accounting policies. Signs that the economic recovery is staying on track encourage us. As the economy continues to strengthen, corporate profits and capital spending should also begin to improve. That, in turn, should help boost investor sentiment and stock prices. We would like to remind investors of the importance of building and maintaining a diversified portfolio that offers exposure to stocks, bonds and cash investments. The recent environment is proof enough that such a portfolio can help to minimize losses during difficult periods, while allowing investors to participate in the long-term growth of the financial markets.

Review of Fund Portfolio Performance

The performance of each Portfolio is detailed on the following pages. As always, it is important to recall that in interpreting these results the advisers of the Portfolios of the Market Street Fund do not engage in market timing. That is to say, that in all but times of great turmoil they endeavor to keep the vast majority of Portfolio assets fully invested. Thus, they attempt to add value by security and/or sector selection in accordance with the Portfolio's investment objectives and policies as specified in the Fund prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type of activity.

We appreciate the opportunity to have served you in the past and look forward to serving you during the remainder of 2002 and many years into the future.

/s/ ROSANNE GATTA
Rosanne Gatta
President
Market Street Fund

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the returns shown. Please see current prospectus for an explanation of these charges and for illustrations that take such charges into account in calculating cash values.

(1) The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.

(2) The Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue chip stocks (The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks).

(3) The Nasdaq Composite Index is a market price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign common stocks and American Depository Receipts.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the All Pro Broad Equity Portfolio for the six months ended June 30, 2002, was -11.92%. The Portfolio's performance slightly lagged the -11.77% return for the Wilshire 5000 Index(1), the Portfolio's benchmark index.

The Portfolio's broad-based equity portfolio includes four portfolio segments managed by the following subadvisors:

                                         PORTFOLIO        APPROXIMATE
MANAGER                                   SEGMENT         PORTFOLIO %
-------                               ----------------    -----------
Alliance Capital....................  Large Cap Growth        42.5%
Sanford C. Bernstein................  Large Cap Value         42.5%
Husic Capital Management............  Small Cap Growth         7.5%
Reams Asset Management..............  Small Cap Value          7.5%
                                                             -----
Total Portfolio.....................                         100.0%

U.S. equity markets declined during the first six months of 2002, despite signs of a stronger economy. Revelations of accounting fraud eroded confidence in the equity markets, contributing to the stock market decline. During the period, small cap stocks continued to outperform large cap stocks and value stocks outperformed growth stocks.

The large-cap growth segment of the Portfolio benefited from overweightings in financial service stocks and underweighting in technology stocks. Its performance was hampered by a position in Tyco International, whose break-up plan was poorly received by investors. The large cap value portion of the Portfolio posted gains in the financial services sector. However, it was hampered by a stake in WorldCom.

The small-cap growth segment of the Portfolio took advantage of more attractive valuations for companies with superior earnings prospects. The segment also relied upon trading efforts to minimize the impact of poorly performing sectors and reduced its exposure to technology and health care stocks. The small cap value segment of the Portfolio continued to benefit from an overweighting in consumer durables and materials and processing, and an underweight position in technology stocks.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Drugs & Health Care.........................................  10.6%
Banks.......................................................   9.5%
Finance.....................................................   8.4%
Retail Merchandising........................................   8.3%
Oil & Gas...................................................   5.8%
Communications..............................................   5.6%

The outlook for the economy and stock market remain uncertain. Investors continue to cope with concerns about corporate accounting, the dollar and the strength of the economic recovery. However, we feel the decline in stock market valuations could create opportunities for disciplined investors who should be rewarded when the markets recover.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(1) The Wilshire 5000 Index is a market-cap weighted index which tracks the performance of over 6,500 publicly traded U.S. stocks. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the All Pro Broad Equity Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS -- 97.6%
Aerospace & Defense -- 1.1%
  (b)Aeroflex, Inc. ........................................       35,027    $    243,438
  (b)DRS Technologies, Inc. ................................       10,256         438,444
  (b)Kroll, Inc.............................................       15,500         325,190
  (b)Titan Corp.............................................       24,100         440,789
  United Industrial Corp. ..................................       10,700         233,795
  United Technologies Corp. ................................        5,000         339,500
                                                                             ------------
                                                                                2,021,156
                                                                             ------------
Apparel -- 0.9%
  Liz Claiborne, Inc. ......................................       18,800         597,840
  (b)Tommy Hilfiger Corp....................................       20,400         292,128
  VF Corp. .................................................       16,600         650,886
                                                                             ------------
                                                                                1,540,854
                                                                             ------------
Automobiles -- 0.5%
  Ford Motor Co. ...........................................        5,100          81,600
  General Motors Corp. .....................................       15,800         844,510
                                                                             ------------
                                                                                  926,110
                                                                             ------------
Automotive & Equipment -- 3.4%
  ArvinMeritor, Inc. .......................................        5,313         127,512
  Autoliv, Inc. ............................................       15,600         393,120
  (b)Copart, Inc............................................       16,300         264,549
  Dana Corp. ...............................................       31,700         587,401
  Genuine Parts Co. ........................................       23,700         826,419
  Goodyear Tire & Rubber Co. ...............................       20,900         391,039
  Harley-Davidson, Inc. ....................................       40,800       2,091,816
  (b)Lear Corp. ............................................       10,900         504,125
  Magna International, Inc. ................................        6,000         413,100
  (b)United Auto Group, Inc.................................       22,101         461,911
                                                                             ------------
                                                                                6,060,992
                                                                             ------------
Banks -- 9.5%
  AmSouth Bancorp...........................................       37,200         832,536
  Bank of America Corp. ....................................       33,300       2,342,987
  Bank One Corp. ...........................................       57,800       2,224,144
  Colonial BancGroup, Inc. .................................       13,300         199,500
  Comerica, Inc. ...........................................        9,800         601,720
  Commercial Federal Corp. .................................        7,400         214,600
  (b)FirstFed Financial Corp................................        7,700         223,300

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  Golden West Financial Corp. ..............................       10,100    $    694,678
  J.P. Morgan Chase & Co. ..................................       51,200       1,736,704
  KeyCorp. .................................................       23,000         627,900
  (b)Local Financial Corp. .................................       18,400         300,104
  National City Corp. ......................................       29,000         964,250
  Regions Financial Corp. ..................................       19,000         667,850
  Sovereign Bancorp, Inc. ..................................       14,600         218,270
  SunTrust Banks, Inc. .....................................        5,700         386,004
  UCBH Holdings, Inc. ......................................        9,000         342,090
  Union Planters Corp. .....................................       20,700         670,059
  US Bancorp................................................       55,796       1,302,837
  Wachovia Corp. ...........................................       42,500       1,622,650
  Wells Fargo Co. ..........................................       15,600         780,936
                                                                             ------------
                                                                               16,953,119
                                                                             ------------
Beverages -- 0.2%
  Anheuser-Busch Companies, Inc. ...........................        7,500         375,000
                                                                             ------------
Broadcasting & Publishing -- 0.4%
  Banta Corp. ..............................................       10,500         376,950
  Donnelley (R.R.) & Sons Co. ..............................        9,400         258,970
                                                                             ------------
                                                                                  635,920
                                                                             ------------
Building & Building Supplies -- 1.7%
  (b)Champion Enterprises, Inc. ............................       68,800         386,656
  Clayton Homes, Inc. ......................................       12,900         203,820
  (b)Dycom Industries, Inc. ................................       22,500         263,025
  Georgia-Pacific Corp. ....................................       17,925         440,597
  KB Home...................................................        9,300         479,043
  (b)NCI Building Systems, Inc. ............................       12,200         217,160
  Texas Industries, Inc. ...................................        9,900         311,751
  (b)WCI Communities, Inc. .................................        3,380          97,851
  (b)Willbros Group, Inc. ..................................       19,300         328,100
  York International Corp. .................................        9,100         307,489
                                                                             ------------
                                                                                3,035,492
                                                                             ------------
Business & Consumer Services -- 1.4%
  (b)Black Box Corp. .......................................        4,900         199,577
  (b)CDI Corp. .............................................        7,800         253,890
  (b)Concord EFS, Inc. .....................................       22,100         666,094
  First Data Corp. .........................................       12,000         446,400
  (b)Fiserv, Inc. ..........................................        8,000         293,680

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services (Continued)
  (b)Maximus, Inc. .........................................       11,700    $    370,890
  (b)MPS Group, Inc. .......................................       40,800         346,800
                                                                             ------------
                                                                                2,577,331
                                                                             ------------
Chemicals -- 0.1%
  (b)FMC Corp. .............................................        7,100         214,207
                                                                             ------------
Chemicals & Allied Products -- 3.4%
  Albemarle Corp. ..........................................       10,700         329,025
  Cabot Corp. ..............................................       17,400         498,510
  Crompton Corp. ...........................................       27,100         345,525
  (b)Cytec Industries, Inc. ................................       12,200         383,568
  Dow Chemical Co. .........................................       29,800       1,024,524
  Du Pont (E.I.) de Nemours & Co. ..........................       13,900         617,160
  Eastman Chemical Co. .....................................       11,800         553,420
  Ferro Corp. ..............................................       12,500         376,875
  Lubrizol Corp. ...........................................       13,900         465,650
  Millennium Chemicals, Inc. ...............................       15,200         213,560
  Praxair, Inc. ............................................       13,700         780,489
  Sensient Technologies Corp. ..............................        6,400         145,664
  Spartech Corp. ...........................................       14,500         394,835
                                                                             ------------
                                                                                6,128,805
                                                                             ------------
Communications -- 5.6%
  (b)Andrew Corp. ..........................................       14,900         222,308
  (b)AOL Time Warner, Inc. .................................       50,200         738,442
  AT&T Corp. ...............................................       27,500         294,250
  BellSouth Corp. ..........................................       17,700         557,550
  (b)Comcast Corp., Special Class A, Non-Voting.............       75,600       1,802,305
  Corning, Inc.  ...........................................       14,100          50,055
  (b)Covad Communications Group, Inc. ......................      102,600         121,068
  (b)Cox Communications, Inc., Class A......................       19,300         531,715
  (b)Entercom Communications Corp. .........................        5,536         254,102
  (b)Entravision Communications Corp. ......................       28,477         348,843
  (b)Liberty Media Corp., Series A..........................       36,300         363,000
  Nokia Corp. ADR...........................................       29,500         427,160
  (b)Nortel Networks Corp. .................................      277,100         401,795
  Qwest Communications International, Inc. .................       76,400         213,920
  (b)Radio One, Inc. .......................................       18,500         275,095
  (b)Regent Communications, Inc. ...........................       20,100         141,886
  SBC Communications, Inc. .................................       43,800       1,335,900

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  Sprint Corp. .............................................       32,600    $    345,886
  Verizon Communications, Inc. .............................       31,700       1,272,755
  (b)WorldCom, Inc. ........................................      293,700         243,771
                                                                             ------------
                                                                                9,941,806
                                                                             ------------
Computers -- 3.8%
  (b)Cisco Systems, Inc. ...................................      144,300       2,012,985
  (b)Dell Computer Corp. ...................................       70,900       1,853,326
  (b)Gateway, Inc. .........................................       37,600         166,944
  Hewlett Packard Co. ......................................       49,600         757,888
  International Business Machines Corp. ....................        6,000         432,000
  (b)Juniper Networks, Inc. ................................       40,300         227,695
  (b)Quantum Corp. - DLT & Storage Systems Group............       32,100         134,820
  (b)Redback Networks, Inc. ................................      100,700         180,253
  (b)Silicon Graphics, Inc. ................................       56,203         165,237
  (b)Veritas Software Corp. ................................       45,800         906,382
                                                                             ------------
                                                                                6,837,530
                                                                             ------------
Consumer Products -- 3.0%
  Avon Products, Inc. ......................................       13,800         720,912
  Bemis Co., Inc. ..........................................        5,500         261,250
  Black & Decker Corp. .....................................        7,200         347,040
  Colgate-Palmolive Co. ....................................       17,500         875,875
  Fortune Brands, Inc. .....................................       17,600         985,600
  The Procter & Gamble Co. .................................       17,700       1,580,610
  Whirlpool Corp. ..........................................       10,100         660,136
                                                                             ------------
                                                                                5,431,423
                                                                             ------------
Drugs & Health Care -- 10.6%
  Abbott Laboratories.......................................        3,600         135,540
  Aetna, Inc. ..............................................       15,400         738,738
  Bristol-Myers Squibb Co. .................................        7,200         185,040
  Cardinal Health, Inc. ....................................       46,250       2,840,213
  (b)Health Management Associates, Inc., Class A............       75,400       1,519,310
  (b)Health Net, Inc. ......................................       22,700         607,679
  (b)Humana, Inc. ..........................................       13,100         204,753
  Johnson & Johnson.........................................       57,000       2,978,820
  Merck & Co., Inc. ........................................       12,300         622,872
  Pfizer, Inc. .............................................      109,500       3,832,499
  (b)Priority Healthcare Corp. Class B......................       14,000         329,000
  (b)RehabCare Group, Inc. .................................        8,400         201,852

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  (b)Tenet Healthcare Corp. ................................       25,800    $  1,845,990
  (b)Wellpoint Health Networks, Inc. .......................       10,200         793,662
  Wyeth.....................................................       44,000       2,252,800
                                                                             ------------
                                                                               19,088,768
                                                                             ------------
Electronics -- 2.9%
  Avnet, Inc. ..............................................        2,900          63,771
  CTS Corp. ................................................        7,500          90,300
  (b)Flextronics International Ltd. ........................       77,300         551,149
  General Electric Co. .....................................      101,300       2,942,765
  Hubbell, Inc., Class B....................................       11,800         402,970
  Johnson Controls, Inc. ...................................        2,100         171,381
  (b)Solectron Corp. .......................................       62,500         384,375
  Texas Instruments, Inc. ..................................       15,400         364,980
  Thomas & Betts Corp. .....................................       15,400         286,440
                                                                             ------------
                                                                                5,258,131
                                                                             ------------
Energy -- 0.5%
  Massey Energy Co. ........................................       10,900         138,430
  Potomac Electric Power Co. ...............................       10,800         231,984
  (b)Reliant Resources, Inc. ...............................        1,200          10,500
  Valero Energy Corp. ......................................        6,400         239,488
  Westar Energy, Inc. ......................................       15,600         239,460
                                                                             ------------
                                                                                  859,862
                                                                             ------------
Entertainment -- 0.6%
  (b)AMC Entertainment, Inc. ...............................       27,520         390,784
  (b)Crown Media Holdings, Inc. Class A.....................       29,704         234,365
  (b)Pinnacle Entertainment, Inc. ..........................       17,000         180,710
  Walt Disney Co. ..........................................       14,200         268,380
                                                                             ------------
                                                                                1,074,239
                                                                             ------------
Finance -- 8.4%
  American Express Co. .....................................        7,200         261,504
  American Financial Holdings, Inc. ........................        8,400         251,328
  Citigroup, Inc. ..........................................      146,500       5,676,874
  FleetBoston Financial Corp. ..............................       31,456       1,017,602
  Household International, Inc. ............................        7,500         372,750
  Lehman Brothers Holdings, Inc. ...........................       10,300         643,956
  MBNA Corp. ...............................................       83,400       2,758,038
  Merrill Lynch & Co. ......................................       24,500         992,250

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  Morgan Stanley Dean Witter & Co. .........................       40,600    $  1,749,048
  Washington Mutual, Inc. ..................................       29,100       1,079,901
  Waypoint Financial Corp. .................................       15,000         293,250
                                                                             ------------
                                                                               15,096,501
                                                                             ------------
Finance - Investment & Other -- 1.4%
  Charter One Financial, Inc. ..............................        3,200         110,016
  Fannie Mae................................................       23,400       1,725,750
  Freddie Mac...............................................        9,900         605,880
                                                                             ------------
                                                                                2,441,646
                                                                             ------------
Food & Food Distributors -- 2.1%
  (b)American Italian Pasta Co..............................        7,337         374,114
  Archer-Daniels Midland Co. ...............................       43,050         550,610
  ConAgra, Inc. ............................................       34,500         953,924
  Sara Lee Corp. ...........................................       28,500         588,240
  Supervalu, Inc. ..........................................       28,600         701,558
  Tyson Foods, Inc. ........................................       42,383         657,360
                                                                             ------------
                                                                                3,825,806
                                                                             ------------
Ground Transport -- 0.2%
  U.S. Freightways Corp.....................................        8,900         337,043
                                                                             ------------
Industrial Diversified -- 0.3%
  Sherwin-Williams Co. .....................................       20,400         610,572
                                                                             ------------
Insurance -- 4.3%
  Allstate Corp. ...........................................       19,700         728,506
  American International Group, Inc. .......................       58,800       4,011,924
  Chubb Corp. ..............................................        8,800         623,040
  Cigna Corp. ..............................................        3,100         302,002
  MBIA, Inc. ...............................................        1,900         107,407
  MetLife, Inc. ............................................       20,400         587,520
  MGIC Investment Corp. ....................................        8,700         589,860
  (b)ProAssurance Corp. ....................................        8,200         144,320
  Torchmark Corp. ..........................................       14,800         565,360
                                                                             ------------
                                                                                7,659,939
                                                                             ------------
Machinery & Heavy Equipment -- 0.3%
  JLG Industries, Inc. .....................................       16,000         224,480
  (b)Joy Global, Inc. ......................................       20,500         355,470
                                                                             ------------
                                                                                  579,950
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 0.2%
  Snap-On, Inc. ............................................       10,500    $    311,745
                                                                             ------------
Manufacturing -- 2.0%
  Belden, Inc. .............................................       10,000         208,400
  Clarcor, Inc. ............................................        6,700         212,055
  Cooper Industries, Inc. ..................................       13,600         534,480
  Danaher Corp. ............................................       17,200       1,141,220
  HON Industries, Inc. .....................................        9,700         264,034
  (b)Kemet Corp. ...........................................       11,100         198,246
  Precision Castparts Corp. ................................        6,000         198,000
  Quanex Corp. .............................................        4,700         205,390
  (b)Smurfit-Stone Container Corp. .........................       35,100         541,242
  Tredegar Industries, Inc. ................................        6,400         154,560
                                                                             ------------
                                                                                3,657,627
                                                                             ------------
Media -- 1.0%
  (b)Viacom, Inc., Class B..................................       39,200       1,739,304
                                                                             ------------
Medical & Medical Services -- 0.6%
  (b)Amerigroup Corp. ......................................        5,100         139,128
  (b)Amgen Corp. ...........................................       16,900         707,772
  (b)QuadraMed Corp. .......................................       31,750         221,933
                                                                             ------------
                                                                                1,068,833
                                                                             ------------
Medical Equipment & Supplies -- 1.0%
  Datascope Corp. ..........................................        4,700         129,908
  Medtronic, Inc. ..........................................       38,100       1,632,585
                                                                             ------------
                                                                                1,762,493
                                                                             ------------
Office Equipment & Supplies -- 0.3%
  (b)Moore Corp., Ltd. .....................................       19,500         223,860
  Pitney Bowes, Inc. .......................................        8,800         349,536
                                                                             ------------
                                                                                  573,396
                                                                             ------------
Oil & Gas -- 5.8%
  Amerada Hess Corp. .......................................        6,700         552,750
  Ashland, Inc. ............................................       13,600         550,800
  Baker Hughes, Inc. .......................................       26,400         878,856
  ChevronTexaco Corp. ......................................       12,400       1,097,400
  Conoco, Inc. .............................................        9,100         252,980
  (b)Evergreen Resources, Inc...............................        9,185         390,363
  Exxon Mobil Corp. ........................................       96,600       3,952,872

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas (Continued)
  (b)Grand Prideco, Inc.....................................       13,617    $    185,191
  Noble Energy, Inc. .......................................        9,300         335,265
  Occidental Petroleum Corp. ...............................       23,600         707,764
  Phillips Petroleum Co. ...................................       13,200         777,216
  (b)Tom Brown, Inc. .......................................       13,200         374,220
  Vectren Corp. ............................................       12,500         313,750
                                                                             ------------
                                                                               10,369,427
                                                                             ------------
Oil Equipment & Services -- 0.5%
  (b)Patterson-UTI Energy, Inc. ............................       18,900         533,547
  Rowan Cos., Inc. .........................................       18,000         386,100
                                                                             ------------
                                                                                  919,647
                                                                             ------------
Paper & Forest Products -- 1.0%
  (b)Buckeye Technologies, Inc. ............................       25,900         253,820
  International Paper Co. ..................................        6,300         274,554
  MeadWestvaco Corp. .......................................       17,850         599,046
  Temple Inland, Inc. ......................................       10,000         578,600
                                                                             ------------
                                                                                1,706,020
                                                                             ------------
Railroads -- 1.6%
  Burlington Northern Santa Fe Corp. .......................       22,100         663,000
  Norfolk Southern Corp. ...................................       38,200         893,116
  Union Pacific Corp., Series A.............................       19,300       1,221,304
                                                                             ------------
                                                                                2,777,420
                                                                             ------------
Real Estate -- 0.1%
  Prentiss Properties Trust.................................        4,300         136,525
                                                                             ------------
Restaurants -- 0.2%
  Landry's Seafood Restaurants, Inc. .......................        4,800         122,448
  McDonald's Corp. .........................................        6,200         176,390
                                                                             ------------
                                                                                  298,838
                                                                             ------------
Retail Food Chains -- 0.1%
  (b)IHOP Corp. ............................................        6,300         185,535
                                                                             ------------
Retail Merchandising -- 8.3%
  (b)1-800-Flowers.Com, Inc. ...............................       28,100         313,596
  (b)Bed Bath & Beyond, Inc. ...............................        7,300         275,502
  (b)Best Buy Co., Inc. ....................................        9,950         361,185
  Casey's General Stores, Inc. .............................       26,700         321,468

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising (Continued)
  (b)Designs, Inc. .........................................       47,200    $    319,497
  (b)Federated Department Stores, Inc. .....................       15,800         627,260
  (b)Hollywood Entertainment Corp. .........................       25,700         531,476
  Home Depot, Inc. .........................................       70,000       2,571,099
  (b)Hot Topic, Inc. .......................................       10,400         277,784
  (b)Kohl's Corp. ..........................................       41,800       2,929,343
  Leggett & Platt, Inc. ....................................       26,000         608,400
  May Department Stores Co. ................................        9,700         319,421
  (b)Mohawk Industries, Inc., Class A.......................        3,000         184,590
  (b)Oakley, Inc. ..........................................       18,600         323,640
  Sears, Roebuck & Co. .....................................       18,500       1,004,550
  (b)The Finish Line, Inc. Class A..........................       32,754         586,952
  TJX Cos., Inc. ...........................................       34,600         678,506
  Wal-Mart Stores, Inc. ....................................       33,300       1,831,833
  Walgreen Co. .............................................       13,700         529,231
  (b)West Marine, Inc. .....................................       14,780         188,593
                                                                             ------------
                                                                               14,783,926
                                                                             ------------
Semiconductors -- 2.0%
  (b)Altera Corp. ..........................................       63,200         859,520
  (b)Credence Systems Corp. ................................       15,100         268,327
  Intel Corp. ..............................................       84,200       1,538,334
  (b)Maxim Integrated Products, Inc. .......................       14,400         551,952
  (b)Micron Technology, Inc. ...............................       19,700         398,334
                                                                             ------------
                                                                                3,616,467
                                                                             ------------
Software -- 3.0%
  BEA Systems, Inc. ........................................       19,600         186,396
  (b)Inktomi Corp. .........................................       66,232          58,284
  (b)Kana Software, Inc. ...................................       25,800         103,200
  (b)Legato Systems, Inc. ..................................       22,046          79,366
  (b)Microsoft Corp. .......................................       73,800       4,036,860
  (b)MSC Software Corp. ....................................       21,200         189,740
  (b)Peoplesoft, Inc. ......................................       20,200         300,576
  (b)United Online, Inc. ...................................       34,389         413,356
                                                                             ------------
                                                                                5,367,778
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Technology -- 0.8%
  (b)BE Aerospace, Inc. ....................................       31,000    $    408,580
  (b)Ingram Micro, Inc., Class A............................       33,200         456,500
  (b)Tech Data Corp. .......................................       14,300         541,255
                                                                             ------------
                                                                                1,406,335
                                                                             ------------
Tobacco -- 0.8%
  Philip Morris Cos., Inc. .................................       31,000       1,354,080
                                                                             ------------
Utilities -- 1.7%
  Ameren Corp. .............................................       11,200         481,712
  American Electric Power Co. ..............................       17,500         700,350
  Cinergy Corp. ............................................       17,000         611,830
  CMS Energy Corp. .........................................       17,500         192,150
  Consolidated Edison, Inc. ................................       18,700         780,725
  Entergy Corp. ............................................        3,200         135,808
  Puget Energy, Inc. .......................................        4,900         101,185
  Xcel Energy, Inc. ........................................        7,300         122,421
                                                                             ------------
                                                                                3,126,181
                                                                             ------------
    TOTAL COMMON STOCKS.....................................                  174,673,779
                                                                             ------------
SHORT-TERM INVESTMENTS -- 1.1%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................    2,042,749       2,042,749
                                                                             ------------
    TOTAL SHORT-TERM INVESTMENTS............................                    2,042,749
                                                                             ------------
    (a)TOTAL INVESTMENTS -- 98.7% (COST $201,625,656).......                  176,716,528
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%...............                    2,269,078
                                                                             ------------
NET ASSETS -- 100.0%........................................                 $178,985,606
                                                                             ============

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................  $ 13,567,473
Unrealized depreciation............................   (38,476,601)
                                                     ------------
Net unrealized depreciation........................  $(24,909,128)
                                                     ============

(b) Denotes a non-income producing security.

ADR American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The All Pro Large Cap Growth Portfolio posted a total return of -18.89% during the six months ended June 30, 2002. That performance slightly lagged the Portfolio's benchmark index, the Wilshire Large Cap Index(1), which had a total return of -18.19% for the period.

The following two sub-advisers perform the day-to-day management of the Portfolio and possess a large-cap growth orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Geewax Terker & Co. ....................................       50%
Alliance Capital........................................       50%
                                                              ---
Total portfolio.........................................      100%

Investors in the U.S. stock market were intensely risk-averse during the period, due in large part to corporate accounting scandals and weak corporate profits. Investors favored shares of high-quality companies with strong earnings visibility as opposed to earnings growth.

The Portfolio benefited from investments in strong financial service companies, and strong stock selection in areas such as consumer discretionary, health care, retailers, hospital and defense stocks. Modest technology holdings helped to protect the Portfolio from the poor performance in that sector. The Portfolio's investment in Tyco suffered when that firm announced a break-up plan that was poorly received by investors.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Drugs & Health Care.........................................  17.3%
Retail Merchandising........................................  14.6%
Finance.....................................................   8.9%
Software....................................................   7.0%
Computers...................................................   6.8%

We believe the economy will likely gain strength during the rest of this year, and corporate profit growth should increase -- partly because comparisons with previous results will become easier. There is considerable liquidity in the system to support economic activity, and government spending is rising rapidly. Meanwhile, the Portfolio will continue to invest in companies exhibiting high degrees of financial quality, positive earnings surprise and reasonable valuations.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(1) The Wilshire Large Cap Index measures the performance of large stocks. This index is a subset of the Wilshire 5000. It represents a market capitalization-weighted portfolio of the largest 750 stocks in the Wilshire 5000. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the All Pro Large Cap Growth Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
Aerospace & Defense -- 0.5%
  Northrop Grumman Corp. ...................................        700    $    87,500
  United Technologies Corp. ................................      1,000         67,900
                                                                           -----------
                                                                               155,400
                                                                           -----------
Apparel -- 0.1%
  (b)Coach, Inc. ...........................................        800         43,920
                                                                           -----------
Automotive & Equipment -- 1.9%
  (b)Advance Auto Parts, Inc. ..............................      1,100         59,961
  (b)Aftermarket Technology Corp. ..........................      2,400         46,080
  (b)AutoZone, Inc. ........................................        310         23,963
  Harley-Davidson, Inc. ....................................      9,400        481,938
                                                                           -----------
                                                                               611,942
                                                                           -----------
Banks -- 1.6%
  Bank One Corp. ...........................................      6,700        257,816
  J.P. Morgan Chase & Co. ..................................      7,300        247,616
                                                                           -----------
                                                                               505,432
                                                                           -----------
Beverages -- 1.7%
  Anheuser-Busch Companies, Inc. ...........................      5,300        265,000
  (b)Constellation Brands, Inc. ............................      1,000         32,000
  PepsiCo, Inc. ............................................      5,070        244,374
                                                                           -----------
                                                                               541,374
                                                                           -----------
Building & Building Supplies -- 1.0%
  (b)American Standard Cos., Inc. ..........................      1,600        120,160
  D.R. Horton, Inc. ........................................      1,050         27,332
  Georgia-Pacific Corp. ....................................        800         19,664
  Lennar Corp. .............................................      1,500         91,800
  (b)Shaw Group, Inc. ......................................      2,530         77,671
                                                                           -----------
                                                                               336,627
                                                                           -----------
Business & Consumer Services -- 2.9%
  (b)Alliance Data Systems Corp. ...........................      2,000         51,100
  (b)ARAMARK Corp. .........................................        700         17,500
  (b)Cendant Corp. .........................................      6,470        102,744
  (b)Cerner Corp. ..........................................        500         23,915
  (b)ChoicePoint, Inc. .....................................      2,233        101,535
  (b)Concord EFS, Inc. .....................................      5,400        162,756
  Electronic Data Systems Corp. ............................      1,200         44,580
  First Data Corp. .........................................      5,800        215,759

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services (Continued)
  (b)Fiserv, Inc. ..........................................      1,600    $    58,736
  (b)Gaiam, Inc. ...........................................      2,500         36,600
  (b)Hotels.com ............................................        200          8,446
  (b)Jacobs Engineering Group, Inc. ........................        900         31,302
  United Parcel Service, Class B............................      1,100         67,925
                                                                           -----------
                                                                               922,898
                                                                           -----------
Casinos & Gambling -- 0.5%
  (b)International Game Technology, Inc. ...................      2,580        146,286
                                                                           -----------
Chemicals & Allied Products -- 0.0%
  Engelhard Corp. ..........................................        300          8,496
                                                                           -----------
Communications -- 3.5%
  (b)AOL Time Warner, Inc. .................................     10,650        156,662
  BellSouth Corp. ..........................................      2,800         88,200
  (b)Comcast Corp., Special Class A, Non-Voting.............     16,700        398,128
  (b)Cox Communications, Inc., Class A .....................      4,800        132,240
  (b)L-3 Communications Corp. ..............................      2,100        113,400
  (b)Liberty Media Corp., Series A..........................      5,900         59,000
  Nokia Corp. ADR...........................................      6,400         92,672
  Verizon Communications, Inc. .............................      2,540        101,981
                                                                           -----------
                                                                             1,142,283
                                                                           -----------
Computers -- 6.8%
  (b)Cisco Systems, Inc. ...................................     76,350      1,065,082
  (b)Dell Computer Corp. ...................................     29,470        770,346
  (b)Juniper Networks, Inc. ................................      8,300         46,895
  (b)Lexmark International Group, Inc. .....................        900         48,960
  (b)Symantec Corp. ........................................      1,500         49,275
  (b)Veritas Software Corp. ................................     10,200        201,858
                                                                           -----------
                                                                             2,182,416
                                                                           -----------
Consumer Products -- 2.6%
  Avon Products, Inc. ......................................      3,100        161,944
  (b)Chattem, Inc. .........................................      1,800         56,700
  Colgate-Palmolive Co. ....................................      3,900        195,195
  Kraft Foods, Inc. ........................................      1,100         45,045
  The Procter & Gamble Co. .................................      4,100        366,130
                                                                           -----------
                                                                               825,014
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Services -- 0.2%
  (b)MGM Mirage.............................................      2,300    $    77,625
                                                                           -----------
Drugs & Health Care -- 17.3%
  Amerisource Bergen Corp. .................................      1,864        141,664
  Cardinal Health, Inc. ....................................      9,950        611,030
  (b)Endo Pharmaceuticals Holdings, Inc. ...................      3,200         22,400
  (b)Express Scripts, Inc., Class A.........................      1,420         71,156
  (b)Forest Laboratories, Inc. .............................      4,150        293,820
  (b)Health Management Associates, Inc., Class A............     19,720        397,358
  (b)IVAX Corp. ............................................      2,430         26,244
  Johnson & Johnson.........................................     12,000        627,119
  (b)King Pharmaceuticals, Inc. ............................      1,500         33,375
  (b)Lincare Holdings, Inc. ................................        600         19,380
  McKesson HBOC, Inc. ......................................      1,690         55,263
  (b)Medicis Pharmaceutical Corp., Class A..................        200          8,552
  Pfizer, Inc. .............................................     24,000        839,999
  Pharmacia Corp. ..........................................      8,900        333,305
  (b)Tenet Healthcare Corp..................................      6,250        447,188
  (b)Trigon Healthcare, Inc.................................        700         70,406
  UnitedHealth Group, Inc. .................................      2,930        268,242
  (b)Universal Health Services, Inc., Class B...............        170          8,330
  (b)Wellpoint Health Networks, Inc. .......................      4,360        339,252
  Wyeth.....................................................     18,300        936,959
                                                                           -----------
                                                                             5,551,042
                                                                           -----------
Electronics -- 4.7%
  (b)Benchmark Electronics, Inc. ...........................      1,200         34,800
  (b)Flextronics International Ltd. ........................     17,100        121,923
  General Electric Co. .....................................     37,350      1,085,018
  (b)Solectron Corp. .......................................     14,475         89,021
  (b)SPX Corp. .............................................        900        105,750
  Texas Instruments, Inc. ..................................      3,300         78,210
                                                                           -----------
                                                                             1,514,722
                                                                           -----------
Energy -- 0.3%
  Black Hills Corp. ........................................        500         17,305
  Peabody Energy Corp. .....................................      2,400         67,920
                                                                           -----------
                                                                                85,225
                                                                           -----------
Finance -- 8.9%
  Capital One Financial Corp. ..............................      1,590         97,070
  Citigroup, Inc. ..........................................     18,000        697,499

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  H & R Block, Inc. ........................................      2,830    $   130,605
  MBNA Corp. ...............................................     26,440        874,370
  Merrill Lynch & Co. ......................................      3,200        129,600
  Morgan Stanley Dean Witter & Co. .........................      7,100        305,868
  (b)Prudential Financial, Inc. ............................     10,800        360,288
  SLM Corp. ................................................      2,960        286,824
                                                                           -----------
                                                                             2,882,124
                                                                           -----------
Finance - Investment & Other -- 3.3%
  (b)Blackrock, Inc. .......................................        750         33,225
  Fannie Mae................................................      2,200        162,250
  Federated Investors, Inc. ................................      1,500         51,855
  Freddie Mac...............................................      3,400        208,080
  Investors Financial Services Corp. .......................        700         23,478
  iShares S&P 400 Mid Cap Fund..............................      5,800        589,628
                                                                           -----------
                                                                             1,068,516
                                                                           -----------
Food & Food Distributors -- 0.5%
  McCormick & Co., Inc. ....................................      2,040         52,530
  (b)Safeway, Inc. .........................................      3,500        102,165
  The J.M. Smuckers Co. ....................................         32          1,092
                                                                           -----------
                                                                               155,787
                                                                           -----------
Hotel/Restaurants -- 0.3%
  (b)Harrah's Entertainment, Inc. ..........................      2,400        106,440
                                                                           -----------
Industrial Conglomerate -- 0.3%
  3M Co. ...................................................        800         98,400
                                                                           -----------
Insurance -- 3.3%
  American International Group, Inc. .......................     15,490      1,056,883
  (b)Principal Financial Group..............................        700         21,700
                                                                           -----------
                                                                             1,078,583
                                                                           -----------
Manufacturing -- 1.5%
  Danaher Corp. ............................................      4,500        298,575
  Eaton Corp. ..............................................        500         36,375
  (b)Mettler Toledo International, Inc. ....................      1,170         43,138
  (b)Sealed Air Corp. ......................................      2,400         96,648
                                                                           -----------
                                                                               474,736
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Media -- 1.1%
  (b)Cumulus Media, Inc. ...................................      1,900    $    26,182
  (b)Viacom, Inc., Class B..................................      7,500        332,775
                                                                           -----------
                                                                               358,957
                                                                           -----------
Medical & Medical Services -- 1.8%
  (b)Amgen Corp. ...........................................      4,000        167,520
  (b)Anthem, Inc. ..........................................        600         40,488
  (b)Community Health Systems, Inc. ........................      3,200         85,760
  (b)DaVita, Inc. ..........................................      1,910         45,458
  (b)First Health Group Corp. ..............................      1,050         29,442
  (b)Laboratory Corporation of America Holdings.............      1,000         45,650
  Omnicare, Inc. ...........................................      3,510         92,173
  (b)Quest Diagnostics, Inc. ...............................        600         51,630
  (b)Triad Hospitals, Inc. .................................        700         29,666
                                                                           -----------
                                                                               587,787
                                                                           -----------
Medical Equipment & Supplies -- 1.9%
  (b)American Pharmaceutical Partners, Inc. ................      3,300         40,788
  (b)Barr Laboratories, Inc. ...............................        500         31,765
  DENTSPLY International, Inc. .............................        300         11,073
  (b)Guidant Corp. .........................................      5,300        160,219
  (b)Henry Schein, Inc. ....................................        600         26,700
  Medtronic, Inc. ..........................................      8,200        351,370
                                                                           -----------
                                                                               621,915
                                                                           -----------
Medical Instruments -- 0.2%
  (b)St. Jude Medical, Inc. ................................      1,070         79,020
                                                                           -----------
Medical laboratories -- 0.1%
  (b)LabOne, Inc. ..........................................      1,600         42,240
                                                                           -----------
Medical, Equipment & Supplies -- 0.1%
  (b)Radiologix, Inc. ......................................      2,900         44,225
                                                                           -----------
Metals & Mining -- 0.3%
  (b)Freeport-McMoRan Copper & Gold, Inc. ..................      5,100         91,035
                                                                           -----------
Office Equipment & Supplies -- 0.7%
  Avery-Dennison Corp. .....................................      1,800        112,950
  Pitney Bowes, Inc. .......................................      3,200        127,104
                                                                           -----------
                                                                               240,054
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 0.7%
  Baker Hughes, Inc. .......................................      5,500    $   183,095
  Tidewater, Inc. ..........................................        500         16,460
  XTO Energy, Inc. .........................................        670         13,802
                                                                           -----------
                                                                               213,357
                                                                           -----------
Oil Equipment & Services -- 0.1%
  (b)BJ Services Co. .......................................      1,200         40,656
                                                                           -----------
Publishing - Periodicals -- 0.2%
  The Reader's Digest Association, Inc. ....................      3,200         59,936
                                                                           -----------
Railroads -- 0.7%
  CSX Corp. ................................................      1,000         35,050
  (b)Genesee & Wyoming, Inc., Class A.......................      1,900         42,864
  Union Pacific Corp., Series A.............................      2,100        132,888
                                                                           -----------
                                                                               210,802
                                                                           -----------
Restaurants -- 0.1%
  (b)Brinker International, Inc. ...........................        700         22,225
  Darden Restaurants, Inc. .................................        750         18,525
                                                                           -----------
                                                                                40,750
                                                                           -----------
Retail Merchandising -- 14.6%
  (b)Abercrombie & Fitch Co. ...............................        800         19,296
  (b)American Eagle Outfitters, Inc. .......................        700         14,798
  (b)Barnes & Noble, Inc. ..................................      3,100         81,933
  (b)Bed Bath & Beyond, Inc. ...............................      1,600         60,384
  (b)Best Buy Co., Inc. ....................................      4,087        148,358
  (b)CDW Computer Centers, Inc. ............................        300         14,043
  (b)Dollar Tree Stores, Inc. ..............................      2,900        114,289
  Family Dollar Stores, Inc. ...............................      2,300         81,075
  Fastenal Co. .............................................        800         30,808
  (b)Foot Locker, Inc. .....................................      6,200         89,590
  Home Depot, Inc. .........................................     27,920      1,025,502
  (b)Kohl's Corp. ..........................................      9,000        630,720
  Lowe's Companies, Inc. ...................................      5,700        258,780
  (b)Mohawk Industries, Inc., Class A.......................      1,700        104,601
  (b)Party City Corp. ......................................      3,200         52,160
  Sears, Roebuck & Co. .....................................      1,600         86,880
  (b)Staples, Inc. .........................................      6,200        122,140
  Target Corp. .............................................      5,900        224,790
  (b)Timberland Co., Class A ...............................        600         21,492

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising (Continued)
  TJX Cos., Inc. ...........................................      6,600    $   129,426
  Wal-Mart Stores, Inc. ....................................     22,020      1,211,319
  Walgreen Co. .............................................      3,000        115,890
  (b)Williams-Sonoma, Inc. .................................      1,780         54,575
                                                                           -----------
                                                                             4,692,849
                                                                           -----------
Semiconductors -- 4.9%
  (b)Altera Corp. ..........................................     14,200        193,120
  Intel Corp. ..............................................     62,060      1,133,836
  (b)Intersil Holding Corp..................................        840         17,959
  (b)Maxim Integrated Products, Inc. .......................      3,500        134,155
  (b)Micron Technology, Inc. ...............................      4,200         84,924
  (b)Semitool, Inc. ........................................        700          5,712
                                                                           -----------
                                                                             1,569,706
                                                                           -----------
Software -- 7.0%
  (b)Ansys, Inc. ...........................................      1,500         30,150
  (b)BEA Systems, Inc. .....................................      4,000         38,040
  (b)Electronic Arts, Inc. .................................      2,800        184,940
  (b)ManTech International Corp., Class A...................      2,400         57,576
  (b)Microsoft Corp. .......................................     33,370      1,825,339
  (b)Peoplesoft, Inc. ......................................      5,000         74,400
  (b)Sungard Data Systems, Inc. ............................      1,100         29,128
                                                                           -----------
                                                                             2,239,573
                                                                           -----------
Technology -- 0.1%
  (b)Storage Technology Corp. ..............................        700         11,179
  (b)Tech Data Corp. .......................................        350         13,248
                                                                           -----------
                                                                                24,427
                                                                           -----------
Tobacco -- 0.6%
  Philip Morris Cos., Inc. .................................      4,250        185,640
                                                                           -----------
Transportation -- 0.3%
  Robinson (C.H.) Worldwide, Inc. ..........................      2,790         93,549
                                                                           -----------
Utilities -- 0.0%
  PP&L Corp. ...............................................        300          9,924
                                                                           -----------
Waste Management -- 0.1%
  (b)Allied Waste Industries, Inc. .........................      2,300         22,080
                                                                           -----------
    TOTAL COMMON STOCKS.....................................                31,983,770
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................    324,088    $   324,088
                                                                           -----------
    TOTAL SHORT-TERM INVESTMENTS............................                   324,088
                                                                           -----------
    (a)TOTAL INVESTMENTS -- 100.3% (COST $39,050,493).......                32,307,858
OTHER LIABILITIES IN EXCESS OF ASSETS -- (0.3%).............                  (102,265)
                                                                           -----------
NET ASSETS -- 100.0%........................................               $32,205,593
                                                                           ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................  $ 1,066,236
Unrealized depreciation............................   (7,808,871)
                                                     -----------
Net unrealized depreciation........................  $(6,742,635)
                                                     ===========

(b) Denotes a non-income producing security.

ADR American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

For the six months ended June 30, 2002, the total return for the All Pro Large Cap Value Portfolio was -3.89%. The Portfolio outpaced its benchmark index by over 3%, with the index, the Wilshire Large Value Index(1), posting a -6.97% total return for the period.

The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms employ a proven large-cap value orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO%
-------                                                   -----------
Mellon Equity Advisors..................................       50%
Sanford C. Bernstein & Co., LLC.........................       50%
                                                              ---
Total Portfolio.........................................      100%

The relatively strong performance of the Portfolio came during a difficult period for the stock market. Concerns about accounting practices at firms such as Enron, WorldCom, Global Crossing and Adelphia caused investors to question the accuracy of many other companies' financial statements and lose confidence in the quality of reported earnings. This lack of confidence led domestic and overseas investors to pull money out of U.S. stocks, despite signs of an economic recovery. Value-oriented shares outperformed growth stocks in that environment, as investors increasingly viewed companies' growth estimates with suspicion.

Companies with conservative accounting methods and easily understood business models performed well during the period, as did firms helped by low interest rates. Large conglomerates and companies that previously grew through acquisitions suffered.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Banks.......................................................  14.8%
Oil & Gas...................................................  10.2%
Finance.....................................................   9.6%
Communications..............................................   7.2%

Going forward, we believe that economic growth will continue to improve and corporate profits should shows signs of recovery. Stock prices will depend largely on investor confidence in corporate manage-ment. We believe that fairly valued shares of strong companies with earnings growth will perform well. We will maintain our disciplined, long-term approach of investing in attractively valued stocks.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(1) The Wilshire Large Value Index measures large-cap stocks that exhibit value characteristics. This is a market capitalization weighted index including a selection of securities from the Wilshire Large Cap 750 Index that meet Wilshire's criteria for value. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the All Pro Large Cap Value Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS -- 95.5%
Aerospace & Defense -- 0.9%
  General Dynamics Corp.  ..................................      2,100    $   223,335
  United Technologies Corp. ................................      2,223        150,942
                                                                           -----------
                                                                               374,277
                                                                           -----------
Apparel -- 0.8%
  Limited, Inc. ............................................      5,100        108,630
  Liz Claiborne, Inc. ......................................      3,600        114,480
  Nike, Inc., Class B.......................................      1,000         53,650
  VF Corp. .................................................      1,700         66,657
                                                                           -----------
                                                                               343,417
                                                                           -----------
Automobiles -- 1.0%
  Ford Motor Co. ...........................................        874         13,984
  General Motors Corp. .....................................      7,650        408,893
                                                                           -----------
                                                                               422,877
                                                                           -----------
Automotive & Equipment -- 2.4%
  Autoliv, Inc. ............................................      3,600         90,720
  (b)AutoZone, Inc. ........................................      1,000         77,300
  Cooper Tire & Rubber Co. .................................        250          5,138
  Dana Corp. ...............................................      4,500         83,385
  Delphi Automotive Systems Corp. ..........................      7,100         93,720
  Genuine Parts Co. ........................................      3,300        115,071
  Goodyear Tire & Rubber Co. ...............................      4,200         78,582
  (b) Lear Corp. ...........................................      2,300        106,375
  Magna International, Inc. ................................      3,100        213,434
  Paccar, Inc. .............................................      2,850        126,512
                                                                           -----------
                                                                               990,237
                                                                           -----------
Banks -- 14.8%
  AmSouth Bancorp...........................................     12,350        276,393
  Bank of America Corp. ....................................     16,467      1,158,617
  Bank One Corp. ...........................................      7,100        273,208
  Comerica, Inc. ...........................................      2,400        147,360
  First Tennessee National Corp. ...........................      3,500        134,050
  Golden West Financial Corp. ..............................      1,900        130,682
  Huntington Bancshares, Inc. ..............................      6,400        124,288
  J.P. Morgan Chase & Co. ..................................     17,370        589,190
  KeyCorp. .................................................      5,500        150,150
  National City Corp. ......................................     11,950        397,338
  North Fork Bancorp, Inc. .................................      5,450        216,965

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  Regions Financial Corp. ..................................      3,900    $   137,085
  SouthTrust Corp. .........................................     11,250        293,850
  SunTrust Banks, Inc. .....................................      1,900        128,668
  Union Planters Corp. .....................................      7,950        257,342
  UnionBanCal Corp. ........................................      3,000        140,550
  US Bancorp................................................     15,363        358,726
  Wachovia Corp. ...........................................     16,950        647,150
  Wells Fargo Co. ..........................................     12,250        613,235
                                                                           -----------
                                                                             6,174,847
                                                                           -----------
Beverages -- 0.2%
  Coca-Cola Enterprises, Inc. ..............................      3,400         75,072
                                                                           -----------
Broadcasting & Publishing -- 1.2%
  American Greetings Corp. Class A..........................        500          8,330
  Donnelley (R.R.) & Sons Co. ..............................      3,200         88,160
  Gannett, Inc. ............................................      2,000        151,800
  (b)ITT Educational Services, Inc. ........................      3,300         71,940
  Knight-Ridder, Inc. ......................................      1,600        100,720
  Tribune Co. ..............................................      1,900         82,650
                                                                           -----------
                                                                               503,600
                                                                           -----------
Building & Building Supplies -- 1.6%
  Centex Corp. .............................................      1,800        104,022
  Georgia-Pacific Corp. ....................................      4,890        120,196
  KB Home...................................................      2,300        118,473
  Lennar Corp. .............................................      3,000        183,600
  Pulte Corp. ..............................................      2,200        126,456
                                                                           -----------
                                                                               652,747
                                                                           -----------
Business & Consumer Services -- 0.9%
  Deluxe Corp. .............................................      1,000         38,890
  Electronic Data Systems Corp. ............................      3,400        126,310
  Monsanto Co. .............................................      2,600         46,280
  Moody's Corp. ............................................      1,700         84,575
  Public Storage, Inc. .....................................      2,600         96,460
                                                                           -----------
                                                                               392,515
                                                                           -----------
Chemicals & Allied Products -- 3.1%
  Air Products & Chemical, Inc. ............................      2,000        100,940
  Cabot Corp. ..............................................        500         14,325
  Dow Chemical Co. .........................................      6,661        229,005

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Chemicals & Allied Products (Continued)
  Du Pont (E.I.) de Nemours & Co. ..........................      9,300    $   412,920
  Eastman Chemical Co. .....................................      1,100         51,590
  Engelhard Corp. ..........................................      3,550        100,536
  Fuller (H. B.) Co. .......................................      2,200         64,438
  Lubrizol Corp. ...........................................      2,150         72,025
  Millennium Chemicals, Inc. ...............................      2,300         32,315
  Praxair, Inc. ............................................      2,200        125,334
  Sigma Aldrich Corp. ......................................      2,100        105,315
                                                                           -----------
                                                                             1,308,743
                                                                           -----------
Communications -- 7.2%
  (b)AOL Time Warner, Inc. .................................      3,150         46,337
  AT&T Corp. ...............................................     21,000        224,700
  BellSouth Corp. ..........................................     13,350        420,525
  (b)Comcast Corp., Special Class A, Non-Voting.............      6,200        147,808
  Corning, Inc. ............................................     18,100         64,255
  (b)Garmin Ltd.............................................      2,700         59,535
  (b)Liberty Media Corp., Series A..........................        800          8,000
  (b)Nortel Networks Corp...................................     71,300        103,385
  Qwest Communications International, Inc. .................     23,500         65,800
  SBC Communications, Inc. .................................     24,466        746,212
  Sprint Corp. .............................................     18,250        193,633
  (b)Tellabs, Inc. .........................................      5,900         36,580
  Verizon Communications, Inc. .............................     19,814        795,531
  (b)WorldCom, Inc. ........................................    132,450        109,934
                                                                           -----------
                                                                             3,022,235
                                                                           -----------
Computers -- 2.0%
  (b)Adaptec, Inc. .........................................        800          6,312
  (b)Apple Computer, Inc. ..................................      5,650        100,118
  Hewlett Packard Co. ......................................     20,800        317,824
  International Business Machines Corp. ....................      4,500        324,000
  (b)NCR Corp...............................................      2,200         76,120
  (b)Quantum Corp. - DLT & Storage Systems Group............      5,600         23,520
                                                                           -----------
                                                                               847,894
                                                                           -----------
Consumer Products -- 3.2%
  Bemis Co., Inc. ..........................................      1,900         90,250
  Black & Decker Corp. .....................................      2,100        101,220
  Clorox Co. ...............................................      2,100         86,835

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products (Continued)
  Fortune Brands, Inc. .....................................      6,250    $   350,000
  Newell Rubbermaid, Inc. ..................................      3,900        136,734
  (b)Polycom, Inc. .........................................      4,400         52,756
  The Procter & Gamble Co. .................................      4,925        439,803
  Whirlpool Corp. ..........................................      1,550        101,308
                                                                           -----------
                                                                             1,358,906
                                                                           -----------
Containers -- 0.6%
  (b)Owens-Illinois, Inc. ..................................      1,200         16,488
  (b)Pactiv Corp............................................      5,000        119,000
  Sonoco Products Co. ......................................      3,600        101,952
                                                                           -----------
                                                                               237,440
                                                                           -----------
Drugs & Health Care -- 3.4%
  Abbott Laboratories.......................................      4,300        161,895
  Aetna, Inc. ..............................................        600         28,782
  Becton, Dickinson & Co. ..................................      1,100         37,895
  Bristol-Myers Squibb Co. .................................      9,500        244,150
  (b)Health Net, Inc. ......................................      4,600        123,142
  (b)Humana, Inc. ..........................................      7,600        118,788
  IMS Health, Inc. .........................................      2,200         39,490
  Johnson & Johnson.........................................      2,350        122,811
  Merck & Co., Inc. ........................................      6,200        313,968
  (b)Tenet Healthcare Corp. ................................      1,850        132,368
  (b)Wellpoint Health Networks, Inc. .......................      1,400        108,934
                                                                           -----------
                                                                             1,432,223
                                                                           -----------
Electronics -- 1.5%
  ALLETE, Inc. .............................................      2,400         65,040
  (b)Arrow Electronics, Inc. ...............................      3,700         76,775
  Avnet, Inc. ..............................................      4,200         92,358
  Hubbell, Inc., Class B....................................      1,900         64,885
  Johnson Controls, Inc. ...................................      1,900        155,059
  (b)Solectron Corp. .......................................     11,600         71,340
  (b)SPX Corp. .............................................        700         82,250
  Thomas & Betts Corp. .....................................        450          8,370
                                                                           -----------
                                                                               616,077
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 0.7%
  (b)Mirant Corp. ..........................................      3,750    $    27,375
  Potomac Electric Power Co. ...............................        800         17,184
  (b)Reliant Resources, Inc. ...............................      1,000          8,750
  Royal Dutch Petroleum Co. ................................        500         27,635
  Valero Energy Corp. ......................................      4,400        164,648
  Westar Energy, Inc. ......................................      2,800         42,980
                                                                           -----------
                                                                               288,572
                                                                           -----------
Entertainment -- 0.7%
  Walt Disney Co. ..........................................     14,575        275,468
                                                                           -----------
Finance -- 9.6%
  Ambac Financial Group, Inc. ..............................      2,150        144,480
  American Express Co. .....................................      1,300         47,216
  (b)Americredit Corp. .....................................      3,200         89,760
  Bear Stearns Co., Inc. ...................................      2,100        128,520
  Citigroup, Inc. ..........................................     34,182      1,324,552
  Countrywide Credit Industries, Inc. ......................      4,000        193,000
  Fidelity National Financial, Inc. ........................      4,600        145,360
  FleetBoston Financial Corp. ..............................      7,126        230,526
  GreenPoint Financial Corp. ...............................      2,800        137,480
  Household International, Inc. ............................      5,950        295,715
  Lehman Brothers Holdings, Inc. ...........................      4,050        253,206
  MBNA Corp. ...............................................      2,100         69,447
  Merrill Lynch & Co. ......................................      1,300         52,650
  Morgan Stanley Dean Witter & Co. .........................      9,550        411,414
  Washington Mutual, Inc. ..................................     13,825        513,045
                                                                           -----------
                                                                             4,036,371
                                                                           -----------
Finance - Investment & Other -- 2.2%
  Charter One Financial, Inc. ..............................      8,055        276,931
  Fannie Mae................................................      4,900        361,375
  Freddie Mac...............................................      3,100        189,720
  PMI Group, Inc. ..........................................      2,800        106,960
                                                                           -----------
                                                                               934,986
                                                                           -----------
Food & Food Distributors -- 3.0%
  Albertson's, Inc. ........................................      2,600         79,196
  Archer-Daniels Midland Co. ...............................     15,579        199,255
  ConAgra, Inc. ............................................     11,150        308,298
  (b)Dean Foods Co. ........................................      1,472         54,906
  Dole Food Co. ............................................      2,400         69,240

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors (Continued)
  Kellogg Co. ..............................................        600    $    21,516
  (b)Kroger Co. ............................................      3,600         71,640
  Sara Lee Corp. ...........................................      5,800        119,712
  (b)Smithfield Foods, Inc. ................................      3,100         57,505
  Supervalu, Inc. ..........................................      1,100         26,983
  The J.M. Smuckers Co. ....................................          1             17
  Tyson Foods, Inc. ........................................     14,959        232,014
                                                                           -----------
                                                                             1,240,282
                                                                           -----------
Industrial Conglomerate -- 0.5%
  3M Co. ...................................................      1,600        196,800
                                                                           -----------
Industrial Diversified -- 0.5%
  Parker-Hannifin Corp. ....................................      2,100        100,359
  Sherwin-Williams Co. .....................................      4,000        119,720
                                                                           -----------
                                                                               220,079
                                                                           -----------
Insurance -- 4.8%
  Allstate Corp. ...........................................      5,500        203,390
  American International Group, Inc. .......................      2,379        162,319
  Aon Corp. ................................................      2,600         76,648
  Chubb Corp. ..............................................      1,950        138,060
  Cigna Corp. ..............................................      1,600        155,872
  John Hancock Financial Services, Inc. ....................      2,700         95,040
  Loews Corp. ..............................................      3,000        158,970
  MBIA, Inc. ...............................................        750         42,398
  MetLife, Inc. ............................................      4,600        132,480
  MGIC Investment Corp. ....................................      1,700        115,260
  Old Republic International Corp. .........................      3,500        110,250
  (b)Principal Financial Group..............................      3,400        105,400
  Radian Group, Inc. .......................................      2,900        141,665
  RenaissanceRe Holdings Ltd. ..............................      2,500         91,500
  Torchmark Corp. ..........................................      5,200        198,640
  XL Capital Ltd. Class A...................................      1,200        101,640
                                                                           -----------
                                                                             2,029,532
                                                                           -----------
Leisure & Amusements -- 0.2%
  Royal Caribbean Cruises Ltd. .............................      3,650         71,175
                                                                           -----------
Machinery & Instrumentation -- 0.1%
  Snap-On, Inc. ............................................      2,100         62,349
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing -- 2.1%
  Cooper Industries, Inc. ..................................      5,300    $   208,290
  Honeywell International, Inc. ............................      5,100        179,673
  PPG Industries, Inc. .....................................      5,350        331,165
  (b)Smurfit-Stone Container Corp. .........................      6,500        100,230
  Tyco International Ltd. ..................................      3,000         40,530
                                                                           -----------
                                                                               859,888
                                                                           -----------
Manufacturing Equipment -- 0.4%
  ITT Industries, Inc. .....................................      2,500        176,500
                                                                           -----------
Media -- 0.6%
  (b)Viacom, Inc., Class B..................................      5,650        250,691
                                                                           -----------
Oil & Gas -- 10.2%
  Amerada Hess Corp. .......................................      1,500        123,750
  Ashland, Inc. ............................................      2,850        115,425
  ChevronTexaco Corp. ......................................     11,350      1,004,474
  Conoco, Inc. .............................................      4,300        119,540
  Devon Energy Corp. .......................................      2,200        108,416
  Exxon Mobil Corp. ........................................     48,356      1,978,727
  (b)FMC Technologies, Inc. ................................      2,163         44,904
  KeySpan Corp. ............................................      2,200         82,830
  (b)Noble Corp. ...........................................      1,300         50,180
  Occidental Petroleum Corp. ...............................      5,200        155,948
  Ocean Energy, Inc. .......................................      4,000         86,680
  Phillips Petroleum Co. ...................................      5,100        300,288
  Teekay Shipping Corp. ....................................      2,400         88,536
  Williams Cos., Inc. ......................................      5,250         31,448
                                                                           -----------
                                                                             4,291,146
                                                                           -----------
Paper & Forest Products -- 1.2%
  Boise Cascade Corp. ......................................      2,300         79,419
  International Paper Co. ..................................      3,900        169,962
  MeadWestvaco Corp. .......................................      6,298        211,361
  Temple Inland, Inc. ......................................        700         40,502
                                                                           -----------
                                                                               501,244
                                                                           -----------
Photography Equipment & Supplies -- 0.3%
  Eastman Kodak Co. ........................................      4,400        128,348
                                                                           -----------
Radio -- 0.2%
  (b)Westwood One, Inc. ....................................      2,900         96,918
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Railroads -- 1.6%
  Burlington Northern Santa Fe Corp. .......................      7,300    $   219,000
  CSX Corp. ................................................      1,500         52,575
  Norfolk Southern Corp. ...................................      5,500        128,590
  Union Pacific Corp., Series A.............................      4,275        270,522
                                                                           -----------
                                                                               670,687
                                                                           -----------
Real Estate -- 0.2%
  Vornado Realty Trust......................................      1,900         87,780
                                                                           -----------
Restaurants -- 1.0%
  (b)Brinker International, Inc. ...........................      2,650         84,138
  Darden Restaurants, Inc. .................................      6,025        148,817
  McDonald's Corp. .........................................        600         17,070
  Wendy's International, Inc. ..............................      1,800         71,694
  (b)YUM! Brands, Inc. .....................................      3,800        111,150
                                                                           -----------
                                                                               432,869
                                                                           -----------
Retail Merchandising -- 3.0%
  (b)Barnes & Noble, Inc. ..................................      2,400         63,432
  (b)Federated Department Stores, Inc. .....................      5,600        222,320
  Leggett & Platt, Inc. ....................................      4,400        102,960
  May Department Stores Co. ................................      2,900         95,497
  (b)Mohawk Industries, Inc., Class A.......................      1,900        116,907
  Penney (J.C.) Co., Inc. ..................................      3,250         71,565
  Ross Stores, Inc. ........................................      2,400         97,800
  Sears, Roebuck & Co. .....................................      7,250        393,675
  TJX Cos., Inc. ...........................................      5,600        109,816
                                                                           -----------
                                                                             1,273,972
                                                                           -----------
Semiconductors -- 0.5%
  (b)Integrated Circuit Systems, Inc. ......................      4,700         94,893
  (b)Intersil Holding Corp. ................................      1,500         32,070
  (b)National Semiconductor Corp. ..........................      2,700         78,759
                                                                           -----------
                                                                               205,722
                                                                           -----------
Software -- 0.3%
  Adobe Systems, Inc. ......................................      2,100         59,850
  (b)Compuware Corp. .......................................      7,950         48,257
                                                                           -----------
                                                                               108,107
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Technology -- 0.6%
  (b)Ingram Micro, Inc., Class A............................      6,400    $    88,000
  (b)Storage Technology Corp. ..............................      5,000         79,850
  (b)Tech Data Corp. .......................................      2,400         90,840
                                                                           -----------
                                                                               258,690
                                                                           -----------
Tobacco -- 1.6%
  Philip Morris Cos., Inc. .................................     14,950        653,016
                                                                           -----------
Utilities -- 4.4%
  Allegheny Energy, Inc. ...................................      2,800         72,100
  Ameren Corp. .............................................      3,200        137,632
  American Electric Power Co. ..............................      3,440        137,669
  Cinergy Corp. ............................................      3,200        115,168
  CMS Energy Corp. .........................................      2,800         30,744
  Consolidated Edison, Inc. ................................      2,800        116,900
  Constellation Energy Group................................      3,000         88,020
  Detroit Edison Co. .......................................      1,600         71,424
  Emerson Electric Co. .....................................      2,900        155,179
  Energy East Corp. ........................................      3,850         87,010
  Entergy Corp. ............................................      3,300        140,052
  Exelon Corp. .............................................      1,100         57,530
  Pinnacle West Capital Corp. ..............................      1,900         75,050
  Progress Energy, Inc. ....................................      1,200         62,412
  Puget Energy, Inc. .......................................      3,600         74,340
  Reliant Energy, Inc. .....................................      5,250         88,725
  Sempra Energy.............................................      2,400         53,112
  TXU Corp. ................................................      4,050        208,777
  Wisconsin Energy Corp. ...................................        900         22,743
  Xcel Energy, Inc. ........................................      3,600         60,372
                                                                           -----------
                                                                             1,854,959
                                                                           -----------
Waste Management -- 0.2%
  (b)Republic Services, Inc. ...............................      4,350         82,955
                                                                           -----------
        TOTAL COMMON STOCKS.................................                40,042,213
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................    438,542    $   438,542
                                                                           -----------
    TOTAL SHORT-TERM INVESTMENTS............................                   438,542
                                                                           -----------
    (a)TOTAL INVESTMENTS -- 96.5% (COST $41,478,323)........                40,480,755
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.5%...............                 1,449,954
                                                                           -----------
NET ASSETS -- 100.0%........................................               $41,930,709
                                                                           ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................  $ 3,684,983
Unrealized depreciation............................   (4,682,551)
                                                     -----------
Net unrealized depreciation........................  $  (997,568)
                                                     ===========

(b) Denotes a non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio(+)

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The All Pro Small Cap Growth Portfolio delivered a -20.76% total return during the six months ended June 30, 2002. The Portfolio slightly underperformed its benchmark index, the Wilshire Small Growth Index(1), which posted a total return of -19.11%.

The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms employ a proven small-cap growth orientation and discipline.

                                                          APPROXIMATE
                        MANAGER                           PORTFOLIO %
                        -------                           -----------
Husic Capital Management................................       60%
Lee Munder Investments, Ltd. ...........................       40%
                                                              ---
Total Portfolio.........................................      100%

Stocks performed poorly during the recent period. Investors expressed concern about corporate profit growth and were shaken by accounting scandals at firms such as Enron and WorldCom. A weakening dollar, violence in the Middle East, Pakistan, and India, and the threat of renewed terrorist attacks in the U.S. added to investor uncertainty. In this environment, small-company growth stocks suffered significant losses, as investors reduced their earnings growth expectations.

The Portfolio seeks to invest in high-quality, financially strong growth companies in attractive industries. The Portfolio increased its exposure to the consumer discretionary sector. This industry should benefit from stable and visible earnings, and strong spending by baby boomers. The Portfolio also underweighted health care, due to concerns about potential health care reforms that could hurt the sector's prospects.

We expect small-cap growth stocks' performance to improve going forward. Earnings expectations for next year are becoming more reasonable, while valuations appear relatively attractive. Corporate accounting reforms should also rebuild investors confidence in the capital markets and the quality of corporate earnings.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Retail Merchandising........................................  16.2%
Aerospace & Defense.........................................   7.9%
Drugs & Health Care.........................................   7.7%
Business & Consumer Services................................   6.6%
Communications..............................................   6.5%
Oil & Gas...................................................   6.3%

We will continue to invest in high-quality firms capable of delivering above-average earnings growth over the long term. In the technology sector, we are focusing on firms with strong balance sheets that are taking advantage of the current downturn to strengthen their positions by investing in research and development and making strategic acquisitions. We expect industries and companies connected with government spending to perform well, as the government increases its spending on intelligence, surveillance and defense. Finally, the energy sector looks attractive as America increasingly seeks to reduce its dependence on foreign sources of energy.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(+) Small-capitalization funds typically carry additional risk, since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.
(1) The Wilshire Small Growth Index measures small-cap stocks that exhibit growth characteristics. This is a market capitalization weighted index including a selection of securities chosen from the Wilshire Small Cap 1750 Index that meet Wilshire's definition for growth. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the All Pro Small Cap Growth Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%
Aerospace & Defense -- 7.9%
  (b)Aeroflex, Inc. ........................................       70,938    $   493,019
  (b)DRS Technologies, Inc. ................................       20,900        893,475
  (b)Kroll, Inc. ...........................................       31,800        667,164
  (b)Titan Corp. ...........................................       44,700        817,563
  United Industrial Corp. ..................................       20,700        452,295
                                                                             -----------
                                                                               3,323,516
                                                                             -----------
Airlines -- 1.4%
  (b)Atlantic Coast Airlines, Inc. .........................       11,600        251,720
  SkyWest, Inc. ............................................       14,100        329,799
                                                                             -----------
                                                                                 581,519
                                                                             -----------
Automotive & Equipment -- 4.3%
  ArvinMeritor, Inc. .......................................       10,325        247,800
  (b)Circuit City Stores, Inc. - CarMax Group...............        5,600        121,240
  (b)Copart, Inc. ..........................................       33,650        546,140
  (b)United Auto Group, Inc. ...............................       42,877        896,129
                                                                             -----------
                                                                               1,811,309
                                                                             -----------
Banks -- 1.7%
  UCBH Holdings, Inc. ......................................       18,500        703,185
                                                                             -----------
Building & Building Supplies -- 2.2%
  (b)Dominion Homes, Inc. ..................................        8,300        167,909
  (b)WCI Communities, Inc. .................................        6,892        199,523
  (b)Willbros Group, Inc. ..................................       32,100        545,700
                                                                             -----------
                                                                                 913,132
                                                                             -----------
Business & Consumer Services -- 6.6%
  (b)CACI International, Inc., Class A......................        7,000        267,330
  (b)Career Education Corp. ................................        8,300        373,500
  (b)Corinthian Colleges, Inc. .............................        9,800        332,122
  (b)Corporate Executive Board Co. .........................        8,600        294,550
  (b)Costar Group, Inc. ....................................        8,900        182,717
  (b)DeVry, Inc. ...........................................        9,900        226,116
  (b)Education Management Corp. ............................        4,800        195,504
  (b)FTI Consulting, Inc. ..................................        5,400        189,054
  (b)Interactive Data Corp. ................................       13,400        195,104
  (b)On Assignment, Inc. ...................................       12,100        215,380
  (b)Scan Source, Inc. .....................................        4,200        257,922

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Business & Consumer Services (Continued)
  (b)Secure Computing Corp. ................................        5,600    $    42,280
                                                                             -----------
                                                                               2,771,579
                                                                             -----------
Chemicals & Allied Products -- 0.3%
  (b)Symyx Technologies, Inc. ..............................        9,400        130,848
                                                                             -----------
Communications -- 6.5%
  (b)Anaren Microwave, Inc. ................................       27,100        234,144
  (b)Covad Communications Group, Inc. ......................      199,900        235,882
  (b)Cox Radio, Inc., Class A...............................       14,900        359,090
  (b)Entercom Communications Corp. .........................       11,111        509,995
  (b)Entravision Communications Corp. ......................       37,774        462,732
  (b)Radio One, Inc. .......................................       37,300        554,651
  (b)Regent Communications, Inc. ...........................       40,600        286,595
  (b)Verisity Ltd. .........................................        6,256        108,479
                                                                             -----------
                                                                               2,751,568
                                                                             -----------
Computers -- 3.6%
  (b)Anteon International Corp. ............................       13,000        328,640
  (b)Foundry Networks, Inc. ................................       29,800        209,494
  (b)McDATA Corp., Class B..................................       20,900        186,010
  (b)Redback Networks, Inc. ................................      203,500        364,265
  (b)Silicon Graphics, Inc..................................      108,754        319,737
  (b)Virage Logic Corp. ....................................        9,800        127,596
                                                                             -----------
                                                                               1,535,742
                                                                             -----------
Drugs & Health Care -- 7.7%
  (b)Accredo Health, Inc. ..................................        3,500        161,490
  (b)Atrix Laboratories, Inc. ..............................        7,000        155,750
  (b)Cell Genesys, Inc. ....................................       16,400        221,220
  (b)Connetics Corp. .......................................       12,400        160,196
  (b)Covance, Inc. .........................................       17,900        335,625
  (b)First Horizon Pharmaceutical Corp. ....................        8,800        182,072
  (b)Medicis Pharmaceutical Corp., Class A..................        6,000        256,560
  (b)OSI Pharmaceuticals, Inc. .............................        8,200        196,964
  (b)Pharmaceutical Product Development, Inc. ..............       13,100        345,054
  (b)Priority Healthcare Corp. Class B......................       33,900        796,649
  (b)Protein Design Labs, Inc. .............................       22,800        247,608
  (b)Province Healthcare Co. ...............................        8,700        194,532
                                                                             -----------
                                                                               3,253,720
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electrical Equipment -- 0.0%
  (b)Merix Corp. ...........................................        1,800    $    15,444
                                                                             -----------
Electronics -- 2.2%
  (b)Benchmark Electronics, Inc. ...........................        3,200         92,800
  (b)Cognex Corp. ..........................................       10,900        218,545
  (b)Semtech Corp. .........................................        7,300        194,910
  (b)SIPEX Corp. ...........................................       29,400        143,737
  (b)Wilson Greatbatch Technologies, Inc. ..................       11,100        282,828
                                                                             -----------
                                                                                 932,820
                                                                             -----------
Entertainment -- 3.8%
  (b)AMC Entertainment, Inc. ...............................       55,700        790,940
  (b)Crown Media Holdings, Inc. Class A.....................       56,204        443,450
  (b)Pinnacle Entertainment, Inc. ..........................       34,200        363,546
                                                                             -----------
                                                                               1,597,936
                                                                             -----------
Food & Food Distributors -- 1.8%
  (b)American Italian Pasta Co. ............................       15,100        769,949
                                                                             -----------
Human Resources -- 0.5%
  (b)Hewitt Associates, Inc. ...............................        8,400        195,720
                                                                             -----------
Information Technology -- 0.4%
  (b)SRA International, Inc. Class A........................        5,600        151,088
                                                                             -----------
Manufacturing -- 0.3%
  (b)Applied Films Corp. ...................................        9,800        109,368
                                                                             -----------
Media -- 0.3%
  (b)Cumulus Media, Inc. ...................................        9,000        124,020
                                                                             -----------
Medical & Medical Services -- 3.7%
  (b)Amerigroup Corp. ......................................       15,000        409,200
  (b)AmSurg Corp. ..........................................       10,500        275,730
  (b)Eclipsys Corp. ........................................       10,000         65,590
  (b)Pain Therapeutics, Inc. ...............................       14,500        121,220
  (b)QuadraMed Corp. .......................................       64,357        449,855
  (b)Telik, Inc. ...........................................       19,400        242,500
                                                                             -----------
                                                                               1,564,095
                                                                             -----------
Medical Equipment & Supplies -- 0.6%
  (b)Merit Medical Systems, Inc. ...........................       12,675        260,471
                                                                             -----------
Mortgage Reits -- 0.4%
  Anworth Mortgage Asset Corp. .............................       13,400        187,466
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Office Equipment & Supplies -- 1.1%
  (b)Moore Corp., Ltd. .....................................       40,100    $   460,348
                                                                             -----------
Oil & Gas -- 6.3%
  (b)Cal Dive International, Inc. ..........................       17,200        378,400
  (b)Evergreen Resources, Inc. .............................       18,711        795,218
  (b)Grand Prideco, Inc. ...................................       46,400        631,040
  (b)Tom Brown, Inc. .......................................       25,600        725,760
  (b)Varco International, Inc. .............................        7,200        126,288
                                                                             -----------
                                                                               2,656,706
                                                                             -----------
Oil Equipment & Services -- 5.2%
  (b)Patterson - UTI Energy, Inc. ..........................       49,500      1,397,385
  Rowan Cos., Inc. .........................................       36,400        780,780
                                                                             -----------
                                                                               2,178,165
                                                                             -----------
Restaurants -- 1.5%
  (b)California Pizza Kitchen, Inc. ........................       10,300        255,440
  Landry's Seafood Restaurants, Inc. .......................       15,400        392,854
                                                                             -----------
                                                                                 648,294
                                                                             -----------
Retail Merchandising -- 16.2%
  (b)1-800-Flowers.Com, Inc. ...............................       50,900        568,044
  (b)AnnTaylor Stores Corp. ................................        7,500        190,425
  (b)Charlotte Russe Holding, Inc. .........................       12,200        272,426
  (b)Designs, Inc...........................................       97,200        657,947
  (b)Foot Locker, Inc. .....................................       14,400        208,080
  (b)Galyan's Co. ..........................................       13,300        296,058
  (b)Hollywood Entertainment Corp. .........................       49,900      1,031,932
  (b)Hot Topic, Inc. .......................................       35,700        953,547
  (b)Mohawk Industries, Inc., Class A.......................        6,300        387,639
  (b)Oakley, Inc. ..........................................       35,900        624,660
  (b)The Finish Line, Inc. Class A..........................       60,591      1,085,790
  (b)Ultimate Electronics, Inc. ............................        5,700        147,687
  (b)West Marine, Inc. .....................................       29,895        381,460
                                                                             -----------
                                                                               6,805,695
                                                                             -----------
Semiconductors -- 5.9%
  (b)Advanced Energy Industries, Inc. ......................        5,200        115,336
  (b)Atmi, Inc. ............................................        6,600        147,642
  (b)Brooks - PRI Automation, Inc. .........................        4,500        115,020
  (b)Cirrus Logic, Inc. ....................................       34,700        259,903
  (b)Entegris, Inc. ........................................       21,400        312,440

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Semiconductors (Continued)
  (b)Exar Corp. ............................................       13,200    $   260,304
  Helix Technology Corp. ...................................       12,500        257,500
  (b)Microsemi Corp. .......................................        9,500         62,700
  (b)Oak Technology, Inc. ..................................       27,100        122,763
  (b)Pericom Semiconductor Corp. ...........................       20,200        234,118
  (b)PLX Technology, Inc. ..................................       12,000         51,000
  (b)Power Integrations, Inc. ..............................       14,900        266,695
  (b)Silicon Image, Inc. ...................................       29,500        180,540
  (b)Silicon Laboratories, Inc. ............................        4,100        110,946
                                                                             -----------
                                                                               2,496,907
                                                                             -----------
Software -- 4.3%
  (b)Activision, Inc. ......................................        9,900        287,694
  (b)Embarcadero Technologies, Inc. ........................        5,100         31,518
  (b)Inktomi Corp...........................................      128,200        112,816
  (b)JDA Software Group, Inc. ..............................        3,200         90,432
  (b)Kana Software, Inc. ...................................       50,100        200,400
  (b)Legato Systems, Inc. ..................................       44,313        159,527
  (b)PDF Solutions, Inc. ...................................        3,300         24,123
  (b)Renaissance Learning, Inc. ............................        2,800         56,616
  (b)United Online, Inc. ...................................       69,415        834,368
                                                                             -----------
                                                                               1,797,494
                                                                             -----------
Transportation Services -- 0.5%
  (b)Forward Air Corp. .....................................        6,700        219,626
                                                                             -----------
    TOTAL COMMON STOCKS.....................................                  40,947,730
                                                                             -----------
SHORT-TERM INVESTMENTS -- 1.1%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................      476,406        476,406
                                                                             -----------
    TOTAL SHORT-TERM INVESTMENTS............................                     476,406
                                                                             -----------
    (a)TOTAL INVESTMENTS -- 98.3% (COST $45,983,921)........                  41,424,136
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%...............                     709,512
                                                                             -----------
NET ASSETS -- 100.0%........................................                 $42,133,648
                                                                             ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................  $ 3,671,495
Unrealized depreciation............................   (8,231,280)
                                                     -----------
Net unrealized depreciation........................  $(4,559,785)
                                                     ===========

(b) Denotes a non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio(+)

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The All Pro Small Cap Value Portfolio delivered a 2.57% total return during the six months ended June 30, 2002. The Portfolio underperformed its benchmark index, the Wilshire Small Value Index(1), which posted a total return of 3.88%.

The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms employ a proven small cap value orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO%
-------                                                   -----------
Sterling Capital Management.............................       50%
Reams Asset Management..................................       50%
                                                              ---
Total Portfolio.........................................      100%

The stock market performed poorly during the period. Investor confidence in corporate earnings plummeted due to well-publicized accounting scandals at firms such as Enron, WorldCom and Tyco International. The pace of the economic rebound slowed and unemployment remained high. Ongoing violence in the Middle East, Pakistan and India also created uncertainty that helped to drive stock prices lower.

Small-company value stocks delivered positive returns, significantly outperforming large-cap indices such as the S&P 500 (down 13.2% during the period). Value-oriented shares of small companies also outperformed the overall small-cap stock market, as investors focused on valuation in the uncertain environment.

The Portfolio benefited from its overweight positions in strong-performing sectors such as consumer durables and materials & processing, and its underweight position in the technology sector. The Portfolio also shifted assets out of stocks that had performed exceptionally well, and reinvested the profits in areas that offered compelling valuations.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Manufacturing...............................................  15.1%
Chemicals & Allied Products.................................   9.6%
Business & Consumer Services................................   7.8%
Banks.......................................................   6.9%
Building & Building Supplies................................   5.6%

The stock market continues to face challenges, including weak investor confidence and uncertainty about the pace of the economic recovery. However, stock valuations have become more reasonable during the past two years. We will continue to invest in attractively valued shares of well-managed small companies with strong long-term prospects.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(+) Small-capitalization funds typically carry additional risk, since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.
(1) The Wilshire Small Cap Value Index measures small-cap stocks that exhibit value characteristics. This is a market capitalization weighted index including a selection of securities chosen from the Wilshire Small Cap 1750 Index that meet Wilshire's definition of value. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the All Pro Small Cap Value Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS -- 96.5%
Advertising -- 0.9%
  (b)R.H. Donnelley Corp. ..................................        16,975    $   474,791
                                                                              -----------
Air Transport -- 1.1%
  (b)EGL, Inc. .............................................        33,450        567,312
                                                                              -----------
Apparel -- 2.1%
  (b)Footstar, Inc. ........................................        16,375        400,696
  Kellwood Co. .............................................        13,575        441,187
  (b)Unifi, Inc. ...........................................        22,725        247,703
                                                                              -----------
                                                                                1,089,586
                                                                              -----------
Automotive & Equipment -- 1.8%
  (b)Speedway Motorsports, Inc. ............................        36,350        924,381
                                                                              -----------
Banks -- 6.9%
  Bank of Hawaii Corp. .....................................        35,675        998,900
  Colonial BancGroup, Inc. .................................        25,000        375,000
  Commercial Federal Corp. .................................        38,125      1,105,625
  First Financial Bancorp...................................         7,450        145,797
  (b)Local Financial Corp. .................................        34,400        561,064
  Sovereign Bancorp, Inc. ..................................        27,300        408,135
                                                                              -----------
                                                                                3,594,521
                                                                              -----------
Broadcasting & Publishing -- 4.7%
  American Greetings Corp. Class A..........................        46,975        782,603
  Banta Corp. ..............................................        19,600        703,640
  Bowne & Co., Inc. ........................................        15,825        233,261
  Hollinger International, Inc. ............................        63,975        767,700
                                                                              -----------
                                                                                2,487,204
                                                                              -----------
Building & Building Supplies -- 5.6%
  Clayton Homes, Inc. ......................................        24,200        382,360
  (b)Dycom Industries, Inc. ................................        42,000        490,980
  (b)NCI Building Systems, Inc. ............................        22,800        405,840
  Texas Industries, Inc. ...................................        34,200      1,076,958
  York International Corp. .................................        17,100        577,809
                                                                              -----------
                                                                                2,933,947
                                                                              -----------
Business & Consumer Services -- 7.8%
  (b)Black Box Corp. .......................................         9,200        374,716
  (b)CDI Corp. .............................................        14,500        471,975
  (b)CSG Systems International, Inc. .......................        22,700        434,478
  (b)Maximus, Inc. .........................................        21,800        691,060
  (b)MPS Group, Inc. .......................................        76,200        647,700

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Business & Consumer Services (Continued)
  U.S. Freightways Corp. ...................................        16,700    $   632,429
  Wallace Computer Services, Inc. ..........................        39,100        840,649
                                                                              -----------
                                                                                4,093,007
                                                                              -----------
Chemicals -- 1.4%
  Tredegar Industries, Inc..................................        31,375        757,706
                                                                              -----------
Chemicals & Allied Products -- 9.6%
  Albemarle Corp. ..........................................        19,800        608,850
  Crompton Corp. ...........................................        50,700        646,425
  (b)Cytec Industries, Inc. ................................        54,250      1,705,619
  Ferro Corp. ..............................................        23,400        705,510
  Millennium Chemicals, Inc. ...............................        47,825        671,941
  Spartech Corp. ...........................................        27,100        737,933
                                                                              -----------
                                                                                5,076,278
                                                                              -----------
Communications -- 3.3%
  (b)Andrew Corp. ..........................................        52,400        750,892
  Blyth Industries, Inc. ...................................        30,875        963,918
                                                                              -----------
                                                                                1,714,810
                                                                              -----------
Computers -- 0.6%
  (b)Gateway, Inc. .........................................        70,300        312,132
                                                                              -----------
Drugs & Health Care -- 1.2%
  Datascope Corp. ..........................................         8,800        243,232
  (b)RehabCare Group, Inc. .................................        15,700        377,271
                                                                              -----------
                                                                                  620,503
                                                                              -----------
Electronics -- 0.3%
  CTS Corp. ................................................        13,900        167,356
                                                                              -----------
Energy -- 0.5%
  Massey Energy Co. ........................................        20,300        257,810
                                                                              -----------
Entertainment -- 1.2%
  (b)Gaylord Entertainment Co. .............................        28,075        619,054
                                                                              -----------
Finance -- 2.7%
  American Financial Holdings, Inc. ........................        15,700        469,744
  (b)FirstFed Financial Corp. ..............................        14,300        414,700
  Waypoint Financial Corp. .................................        28,100        549,355
                                                                              -----------
                                                                                1,433,799
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Finance - Investment & Other -- 1.7%
  Waddell & Reed Financial, Inc. ...........................        38,015    $   871,304
                                                                              -----------
Food & Food Distributors -- 0.5%
  Sensient Technologies Corp. ..............................        12,000        273,120
                                                                              -----------
Insurance -- 2.4%
  Phoenix Cos., Inc. .......................................        35,225        646,379
  (b)ProAssurance Corp. ....................................        15,500        272,800
  (b)Stewart Information Services Corp. ....................        15,900        326,745
                                                                              -----------
                                                                                1,245,924
                                                                              -----------
Internet Service Providers -- 0.9%
  (b)Earthlink, Inc. .......................................        72,925        490,056
                                                                              -----------
Machinery & Instrumentation -- 2.4%
  (b)Joy Global, Inc. ......................................        38,300        664,122
  Snap-On, Inc. ............................................        19,600        581,924
                                                                              -----------
                                                                                1,246,046
                                                                              -----------
Manufacturing -- 15.1%
  Actuity Brands, Inc. .....................................        50,675        922,284
  Belden, Inc. .............................................        36,375        758,055
  Brady Corp. Class A.......................................        20,725        725,375
  Clarcor, Inc. ............................................        12,600        398,790
  Crane Co. ................................................        25,800        654,804
  Delta & Pine Land Co. ....................................        35,100        705,510
  HON Industries, Inc. .....................................        18,100        492,682
  JLG Industries, Inc. .....................................        29,800        418,094
  (b)Kemet Corp. ...........................................        20,800        371,488
  National Service Industries, Inc. ........................         6,737         60,633
  Pittston Brink's Group....................................        29,575        709,800
  Precision Castparts Corp. ................................        11,200        369,600
  Quanex Corp. .............................................         8,750        382,375
  Rayonier, Inc. ...........................................        15,500        761,515
  (b)SPS Technologies, Inc. ................................         5,650        215,661
                                                                              -----------
                                                                                7,946,666
                                                                              -----------
Manufacturing Equipment -- 0.6%
  (b)Paxar Corp. ...........................................        17,425        291,869
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Medical Equipment & Supplies -- 4.9%
  (b)Del Global Technologies Corp. .........................           164    $       604
  (b)Dendrite International, Inc. ..........................        61,525        594,947
  (b)Edwards Lifesciences Corp. ............................        22,850        530,120
  (b)Haemonetics Corp. .....................................        34,525      1,008,129
  (b)VISX, Inc. ............................................        39,375        429,188
                                                                              -----------
                                                                                2,562,988
                                                                              -----------
Oil & Gas -- 2.9%
  (b)Forest Oil Corp. ......................................        10,350        294,251
  Noble Energy, Inc. .......................................        17,300        623,665
  Vectren Corp. ............................................        23,500        589,850
                                                                              -----------
                                                                                1,507,766
                                                                              -----------
Paper & Related Products -- 0.9%
  (b)Buckeye Technologies, Inc. ............................        48,700        477,260
                                                                              -----------
Real Estate -- 1.2%
  (b)Avatar Holdings, Inc. .................................        14,100        395,364
  Prentiss Properties Trust.................................         8,100        257,175
                                                                              -----------
                                                                                  652,539
                                                                              -----------
Retail Food Chains -- 0.7%
  (b)IHOP Corp..............................................        11,800        347,510
                                                                              -----------
Retail Merchandising -- 3.6%
  Casey's General Stores, Inc. .............................        49,900        600,796
  (b)Champion Enterprises, Inc. ............................       128,300        721,046
  (b)Tommy Hilfiger Corp. ..................................        38,100        545,592
                                                                              -----------
                                                                                1,867,434
                                                                              -----------
Semiconductors -- 1.5%
  (b)Axcelis Technologies, Inc. ............................        70,850        800,605
                                                                              -----------
Software -- 1.2%
  (b)Concerto Software Inc. ................................        22,900        144,270
  (b)MSC Software Corp. ....................................        39,400        352,630
  (b)Progress Software Corp. ...............................         9,200        135,783
                                                                              -----------
                                                                                  632,683
                                                                              -----------
Sporting Goods -- 1.3%
  Callaway Golf Co..........................................        42,275        669,636
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Technology -- 3.0%
  (b)American Bank Note Holographics, Inc. .................            87    $       121
  (b)BE Aerospace, Inc. ....................................        58,000        764,440
  (b)Credence Systems Corp. ................................        28,300        502,891
  (b)Dionex Corp. ..........................................        11,175        299,378
                                                                              -----------
                                                                                1,566,830
                                                                              -----------
    TOTAL COMMON STOCKS.....................................                   50,574,433
                                                                              -----------
SHORT-TERM INVESTMENTS -- 1.3%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................       667,970        667,970
                                                                              -----------
    TOTAL SHORT-TERM INVESTMENTS............................                      667,970
                                                                              -----------
WARRANTS -- 0.0%
Medical Equipment & Supplies -- 0.0%
  Del Global Technologies Corp. ............................            66            111
                                                                              -----------
Technology -- 0.0%
  American Bank Note Holographics, Inc. ....................            51              0
                                                                              -----------
    TOTAL WARRANTS..........................................                          111
                                                                              -----------
    (a)TOTAL INVESTMENTS -- 97.8% (COST $48,659,393)........                   51,242,514
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2%...............                    1,178,829
                                                                              -----------
NET ASSETS -- 100.0%........................................                  $52,421,343
                                                                              ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation............................  $ 5,193,002
Unrealized depreciation............................   (2,609,881)
                                                     -----------
Net unrealized appreciation........................  $ 2,583,121
                                                     ===========

(b) Denotes a non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Market Street Equity 500 Index Portfolio during the six months ended June 30, 2002 was -13.23%. The Portfolio's benchmark, the S&P 500 Index(1), posted a -13.15% total return.

SSgA Funds Management, Inc., acts as sub-adviser that performs the day-to-day management of the Portfolio.

The domestic equity markets were volatile during the period, as violence in Afghanistan and the Middle East, continued threats of terrorist attacks, and corporate accounting scandals contributed to investor concerns.

Meanwhile, however, the economy showed signs of improvement. Productivity increased due to corporate layoffs and tighter corporate spending, and excessive inventories were reduced. We feel these trends should lead to improved earnings reports and higher capital spending sometime in the next 12 months.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Drugs & Health Care.........................................  11.8%
Banks.......................................................   7.2%
Retail Merchandising........................................   6.8%
Finance.....................................................   6.4%
Oil & Gas...................................................   6.1%
Communications..............................................   5.7%

The Portfolio is passively managed to replicate the underlying stocks of the S&P 500 Index by holding each company in the Index at its approximate capitalization weight. We feel this strategy allows the Portfolio to closely mirror the performance of the S&P 500 Index, although minor differences may occur, caused by factors such as Portfolio cash flow and trading expenses.

The Portfolio will continue to remain fully invested in the S&P 500 Index. Thus, performance should be dictated by the performance of the S&P 500 index.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(1) The S&P 500 Index is a widely recognized index of 500 U.S. common stocks. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Equity 500 Index Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
Aerospace & Defense -- 1.8%
  Boeing Co. ...............................................       25,429    $  1,144,305
  General Dynamics Corp. ...................................        6,200         659,370
  Goodrich Corp. ...........................................        3,200          87,424
  Lockheed Martin Corp. ....................................       13,800         959,100
  Northrop Grumman Corp. ...................................        3,500         437,500
  Raytheon Co. .............................................       11,900         484,925
  Rockwell Collins, Inc. ...................................        5,600         153,552
  United Technologies Corp. ................................       14,200         964,180
                                                                             ------------
                                                                                4,890,356
                                                                             ------------
Airlines -- 0.2%
  (b)AMR Corp. .............................................        4,600          77,556
  Delta Air Lines, Inc. ....................................        3,800          76,000
  Southwest Airlines Co. ...................................       23,150         374,104
                                                                             ------------
                                                                                  527,660
                                                                             ------------
Apparel -- 0.4%
  (b)Jones Apparel Group, Inc. .............................        3,700         138,750
  Limited, Inc. ............................................       15,600         332,280
  Liz Claiborne, Inc. ......................................        3,400         108,120
  Nike, Inc., Class B.......................................        8,100         434,565
  (b)Reebok International Ltd. .............................        1,700          50,150
  VF Corp. .................................................        3,600         141,156
                                                                             ------------
                                                                                1,205,021
                                                                             ------------
Automobiles -- 0.6%
  Ford Motor Co. ...........................................       54,932         878,912
  General Motors Corp. .....................................       16,752         895,394
                                                                             ------------
                                                                                1,774,306
                                                                             ------------
Automotive & Equipment -- 0.7%
  (b)AutoZone, Inc. ........................................        3,200         247,360
  Cooper Tire & Rubber Co. .................................        2,500          51,375
  Dana Corp. ...............................................        4,700          87,091
  Delphi Automotive Systems Corp. ..........................       17,300         228,360
  Genuine Parts Co. ........................................        5,400         188,298
  Goodyear Tire & Rubber Co. ...............................        4,800          89,808
  Harley-Davidson, Inc. ....................................        9,100         466,556
  Navistar International Corp. .............................        2,000          64,000
  Paccar, Inc. .............................................        3,350         148,707

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Automotive & Equipment (Continued)
  TRW, Inc. ................................................        3,800    $    216,524
  Visteon Corp. ............................................        3,723          52,867
                                                                             ------------
                                                                                1,840,946
                                                                             ------------
Banks -- 7.2%
  AmSouth Bancorp...........................................       10,700         239,466
  Bank of America Corp. ....................................       46,607       3,279,268
  Bank of New York Co., Inc. ...............................       22,300         752,625
  Bank One Corp. ...........................................       35,500       1,366,040
  BB&T Corp. ...............................................       14,700         567,420
  Comerica, Inc. ...........................................        5,500         337,700
  Fifth Third Bancorp.......................................       17,985       1,198,700
  First Tennessee National Corp. ...........................        4,000         153,200
  Golden West Financial Corp. ..............................        4,700         323,266
  Huntington Bancshares, Inc. ..............................        7,810         151,670
  J.P. Morgan Chase & Co. ..................................       60,593       2,055,315
  KeyCorp. .................................................       12,800         349,440
  Marshall & Ilsley Corp. ..................................        6,400         197,952
  Mellon Financial Corp. ...................................       13,400         421,162
  National City Corp. ......................................       18,500         615,125
  Northern Trust Corp. .....................................        6,900         304,014
  PNC Bank Corp. ...........................................        8,700         454,836
  Regions Financial Corp. ..................................        6,700         235,505
  SouthTrust Corp. .........................................       10,600         276,872
  SunTrust Banks, Inc. .....................................        8,800         595,936
  Synovus Financial Corp. ..................................        8,700         239,424
  Union Planters Corp. .....................................        6,100         197,457
  US Bancorp................................................       57,968       1,353,553
  Wachovia Corp. ...........................................       41,400       1,580,652
  Wells Fargo Co. ..........................................       51,759       2,591,056
  Zions Bancorp. ...........................................        2,800         145,880
                                                                             ------------
                                                                               19,983,534
                                                                             ------------
Beverages -- 3.2%
  Adolph Coors Co. .........................................        1,100          68,530
  Anheuser-Busch Companies, Inc. ...........................       26,500       1,325,000
  Brown-Forman Corp. .......................................        2,100         144,900
  Coca-Cola Co. ............................................       75,213       4,211,928
  Coca-Cola Enterprises, Inc. ..............................       13,200         291,456

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Beverages (Continued)
  Pepsi Bottling Group, Inc. ...............................        8,500    $    261,800
  PepsiCo, Inc. ............................................       53,430       2,575,326
                                                                             ------------
                                                                                8,878,940
                                                                             ------------
Broadcasting & Publishing -- 1.0%
  American Greetings Corp. Class A..........................        2,000          33,320
  (b)Clear Channel Communications, Inc. ....................       18,700         598,774
  Donnelley (R.R.) & Sons Co. ..............................        3,300          90,915
  Dow Jones & Company, Inc. ................................        2,500         121,125
  Gannett, Inc. ............................................        8,200         622,380
  Knight-Ridder, Inc. ......................................        2,600         163,670
  McGraw-Hill Cos., Inc. ...................................        5,800         346,260
  Meredith Corp. ...........................................        1,600          61,360
  New York Times Co. .......................................        4,500         231,750
  Tribune Co. ..............................................        8,864         385,584
                                                                             ------------
                                                                                2,655,138
                                                                             ------------
Building & Building Supplies -- 0.4%
  (b)American Standard Cos., Inc. ..........................        2,200         165,220
  Centex Corp. .............................................        1,800         104,022
  Georgia-Pacific Corp. ....................................        6,992         171,863
  KB Home...................................................        1,500          77,265
  Masco Corp. ..............................................       14,900         403,939
  Pulte Corp. ..............................................        2,000         114,960
  Vulcan Materials Co. .....................................        3,100         135,780
                                                                             ------------
                                                                                1,173,049
                                                                             ------------
Business & Consumer Services -- 2.2%
  (b)Apollo Group, Inc. ....................................        5,200         204,984
  Automatic Data Processing, Inc. ..........................       18,800         818,740
  (b)Cendant Corp. .........................................       32,000         508,160
  Cintas Corp. .............................................        5,300         261,979
  (b)Concord EFS, Inc. .....................................       15,400         464,156
  (b)Convergys Corp. .......................................        5,300         103,244
  Deluxe Corp. .............................................        2,000          77,780
  Electronic Data Systems Corp. ............................       14,700         546,105
  Fedex Corp. ..............................................        8,900         475,260
  First Data Corp. .........................................       23,000         855,600
  (b)Fiserv, Inc. ..........................................        5,850         214,754
  Fluor Corp. ..............................................        2,300          89,585

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services (Continued)
  Interpublic Group of Cos., Inc. ..........................       11,700    $    289,692
  Moody's Corp. ............................................        4,600         228,850
  Omnicom Group, Inc. ......................................        5,800         265,640
  PerkinElmer, Inc. ........................................        3,500          38,675
  (b)Quintiles Transnational Corp. .........................        3,600          44,964
  (b)Robert Half International, Inc. .......................        5,500         128,150
  (b)TMP Worldwide, Inc. ...................................        3,400          73,100
  W.W. Grainger, Inc. ......................................        2,900         145,290
  (b)Yahoo!, Inc. ..........................................       17,900         264,204
                                                                             ------------
                                                                                6,098,912
                                                                             ------------
Casinos & Gambling -- 0.1%
  (b)International Game Technology, Inc. ...................        2,700         153,090
                                                                             ------------
Chemicals & Allied Products -- 1.4%
  Air Products & Chemical, Inc. ............................        6,800         343,196
  Dow Chemical Co. .........................................       27,366         940,843
  Du Pont (E.I.) de Nemours & Co. ..........................       30,300       1,345,320
  Eastman Chemical Co. .....................................        2,400         112,560
  Ecolab, Inc. .............................................        3,800         175,674
  Engelhard Corp. ..........................................        3,900         110,448
  Great Lakes Chemical Corp. ...............................        1,800          47,682
  (b)Hercules, Inc. ........................................        3,200          37,120
  Praxair, Inc. ............................................        4,800         273,456
  Rohm & Haas Co. ..........................................        6,800         275,332
  Sigma Aldrich Corp. ......................................        2,400         120,360
                                                                             ------------
                                                                                3,781,991
                                                                             ------------
Communications -- 5.7%
  (b)ADC Telecommunications, Inc. ..........................       23,700          54,273
  ALLTEL Corp. .............................................        9,300         437,100
  (b)Andrew Corp. ..........................................        2,600          37,258
  (b)AOL Time Warner, Inc. .................................      135,521       1,993,514
  AT&T Corp. ...............................................      115,914       1,240,280
  (b)AT&T Wireless Services, Inc. ..........................       81,615         477,448
  (b)Avaya Inc. ............................................       12,366          61,212
  BellSouth Corp. ..........................................       57,100       1,798,650
  CenturyTel, Inc. .........................................        4,300         126,850
  (b)Ciena Corp. ...........................................       10,200          42,738
  (b)Citizens Communications Co. ...........................        8,200          68,552

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  (b)Comcast Corp., Special Class A, Non-Voting.............       28,600    $    681,824
  (b)Comverse Technology, Inc. .............................        5,300          49,078
  Corning, Inc. ............................................       28,300         100,465
  (b)JDS Uniphase Corp. ....................................       43,800         116,946
  Lucent Technologies, Inc. ................................      103,700         172,142
  (b)Nextel Communications, Inc., Class A...................       24,800          79,608
  (b)Nortel Networks Corp. .................................      119,800         173,710
  (b)Qualcomm, Inc. ........................................       23,100         635,019
  Qwest Communications International, Inc. .................       49,723         139,224
  SBC Communications, Inc. .................................      101,358       3,091,419
  Scientific-Atlanta, Inc. .................................        4,900          80,605
  Sprint Corp. .............................................       26,500         281,165
  (b)Sprint Corp., PCS Group................................       29,800         133,206
  (b)Tellabs, Inc. .........................................       12,600          78,120
  (b)Univision Communications, Inc., Class A................        6,800         213,520
  Verizon Communications, Inc. .............................       82,802       3,324,500
                                                                             ------------
                                                                               15,688,426
                                                                             ------------
Computers -- 4.6%
  (b)Apple Computer, Inc. ..................................       10,600         187,832
  (b)Cisco Systems, Inc. ...................................      221,857       3,094,905
  (b)Computer Sciences Corp. ...............................        5,200         248,560
  (b)Dell Computer Corp. ...................................       78,400       2,049,376
  (b)EMC Corp. .............................................       67,300         508,115
  (b)Gateway, Inc. .........................................        9,900          43,956
  Hewlett Packard Co. ......................................       91,800       1,402,704
  International Business Machines Corp. ....................       51,817       3,730,824
  (b)Lexmark International Group, Inc. .....................        4,000         217,600
  (b)NCR Corp. .............................................        2,900         100,340
  (b)Network Appliance, Inc. ...............................       10,300         128,132
  (b)Palm, Inc. ............................................       17,318          30,480
  (b)Siebel Systems, Inc. ..................................       14,600         207,612
  (b)Sun Microsystems, Inc. ................................       98,100         491,481
  Symbol Technologies, Inc. ................................        6,600          56,100
  (b)Unisys Corp. ..........................................        9,600          86,400
  (b)Veritas Software Corp. ................................       11,900         235,501
                                                                             ------------
                                                                               12,819,918
                                                                             ------------
Consumer Products -- 2.7%
  Avon Products, Inc. ......................................        7,100         370,904
  Bemis Co., Inc. ..........................................        1,600          76,000

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products (Continued)
  Black & Decker Corp. .....................................        2,300    $    110,860
  Clorox Co. ...............................................        6,900         285,315
  Colgate-Palmolive Co. ....................................       16,700         835,835
  Fortune Brands, Inc. .....................................        4,500         252,000
  Ingersoll Rand Co. .......................................        5,000         228,300
  Kimberly-Clark Corp. .....................................       15,800         979,600
  Maytag Corp. .............................................        2,400         102,360
  Newell Rubbermaid, Inc. ..................................        8,300         290,998
  Pall Corp. ...............................................        3,700          76,775
  Stanley Works, Inc. ......................................        2,700         110,727
  The Procter & Gamble Co. .................................       39,479       3,525,475
  Tupperware Corp. .........................................        1,700          35,343
  Whirlpool Corp. ..........................................        2,100         137,256
                                                                             ------------
                                                                                7,417,748
                                                                             ------------
Containers -- 0.1%
  Ball Corp. ...............................................        1,800          74,664
  (b)Pactiv Corp. ..........................................        5,200         123,760
                                                                             ------------
                                                                                  198,424
                                                                             ------------
Cosmetic/Toiletries -- 0.5%
  Alberto-Culver Co., Class B...............................        1,700          81,260
  Gillette Co. .............................................       32,000       1,083,840
  International Flavors & Fragrances, Inc. .................        2,700          87,723
                                                                             ------------
                                                                                1,252,823
                                                                             ------------
Drugs & Health Care -- 11.8%
  Abbott Laboratories.......................................       47,367       1,783,368
  Aetna, Inc. ..............................................        4,300         206,271
  Allergan, Inc. ...........................................        4,000         267,000
  Amerisource Bergen Corp. .................................        3,154         239,704
  Bausch & Lomb, Inc. ......................................        1,600          54,160
  Baxter International, Inc. ...............................       18,400         817,880
  Becton, Dickinson & Co. ..................................        7,800         268,710
  (b)Biogen, Inc. ..........................................        4,500         186,435
  Bristol-Myers Squibb Co. .................................       58,862       1,512,753
  Cardinal Health, Inc. ....................................       13,600         835,176
  (b)Chiron Corp. ..........................................        5,600         197,960
  CVS Corp. ................................................       12,100         370,260
  Eli Lilly & Co. ..........................................       34,170       1,927,188
  (b)Forest Laboratories, Inc. .............................        5,400         382,320

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  HCA, Inc. ................................................       15,600    $    741,000
  (b)Health Management Associates, Inc., Class A............        7,500         151,125
  (b)Health South Corp. ....................................       12,200         156,038
  (b)Humana, Inc. ..........................................        5,000          78,150
  (b)Immunex Corp. .........................................       16,200         361,908
  IMS Health, Inc. .........................................        9,100         163,345
  Johnson & Johnson.........................................       91,110       4,761,409
  (b)King Pharmaceuticals, Inc. ............................        7,633         169,834
  McKesson HBOC, Inc. ......................................        8,700         284,490
  (b)Medimmune, Inc. .......................................        7,800         205,920
  Merck & Co., Inc. ........................................       68,844       3,486,260
  Pfizer, Inc. .............................................      189,053       6,616,856
  Pharmacia Corp. ..........................................       39,478       1,478,451
  Schering Plough Corp. ....................................       44,400       1,092,240
  (b)Tenet Healthcare Corp. ................................        9,800         701,190
  UnitedHealth Group, Inc. .................................        9,400         860,570
  (b)Watson Pharmaceutical, Inc. ...........................        3,200          80,864
  (b)Wellpoint Health Networks, Inc. .......................        4,300         334,583
  Wyeth.....................................................       40,400       2,068,480
                                                                             ------------
                                                                               32,841,898
                                                                             ------------
Electronic Instruments -- 0.1%
  (b)Analog Devices, Inc. ..................................       10,900         323,730
                                                                             ------------
Electronics -- 4.6%
  (b)Advanced Micro Devices, Inc. ..........................       10,700         104,004
  (b)Agilent Technologies, Inc. ............................       13,837         327,245
  General Electric Co. .....................................      300,999       8,744,021
  Johnson Controls, Inc. ...................................        2,700         220,347
  Molex, Inc. ..............................................        6,125         205,371
  Motorola, Inc. ...........................................       69,300         999,306
  (b)Power-One, Inc. .......................................        2,300          14,306
  Radioshack Corp. .........................................        5,100         153,306
  Rockwell International Corp. .............................        5,600         111,888
  (b)Sanmina Corp. .........................................       16,100         101,591
  (b)Solectron Corp. .......................................       24,600         151,290
  (b)Tektronix, Inc. .......................................        2,800          52,388
  (b)Teradyne, Inc. ........................................        5,800         136,300

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics (Continued)
  Texas Instruments, Inc. ..................................       52,800    $  1,251,360
  Thomas & Betts Corp. .....................................        1,700          31,620
  (b)Xilinx, Inc. ..........................................       10,100         226,543
                                                                             ------------
                                                                               12,830,886
                                                                             ------------
Energy -- 1.5%
  (b)AES Corp. .............................................       16,100          87,262
  (b)American Power Conversion Corp. .......................        6,000          75,780
  Dynegy Inc., Class A......................................       10,900          78,480
  FPL Group, Inc. ..........................................        5,200         311,948
  (b)Mirant Corp. ..........................................       12,529          91,462
  Royal Dutch Petroleum Co. ................................       64,275       3,552,479
  Teco Energy, Inc. ........................................        4,200         103,950
                                                                             ------------
                                                                                4,301,361
                                                                             ------------
Entertainment -- 0.4%
  Walt Disney Co. ..........................................       62,000       1,171,800
                                                                             ------------
Finance -- 6.4%
  Ambac Financial Group, Inc. ..............................        3,150         211,680
  American Express Co. .....................................       40,600       1,474,592
  Bear Stearns Co., Inc. ...................................        3,000         183,600
  Capital One Financial Corp. ..............................        6,500         396,825
  Citigroup, Inc. ..........................................      155,893       6,040,853
  Countrywide Credit Industries, Inc. ......................        3,900         188,175
  Equifax, Inc. ............................................        4,300         116,100
  FleetBoston Financial Corp. ..............................       31,712       1,025,883
  Franklin Resources, Inc. .................................        8,100         345,384
  H & R Block, Inc. ........................................        5,600         258,440
  Hartford Financial Services Group, Inc. ..................        7,600         451,972
  Household International, Inc. ............................       14,000         695,800
  Lehman Brothers Holdings, Inc. ...........................        7,400         462,648
  MBNA Corp. ...............................................       25,800         853,206
  Merrill Lynch & Co. ......................................       26,300       1,065,150
  Morgan Stanley Dean Witter & Co. .........................       33,500       1,443,180
  Paychex, Inc. ............................................       11,350         355,142
  Providian Financial Corp. ................................        8,800          51,744
  SLM Corp. ................................................        4,700         455,430
  State Street Corp. .......................................       10,000         447,000
  Stilwell Financial, Inc. .................................        7,000         127,400

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  T Rowe Price Group, Inc. .................................        3,800    $    124,944
  Washington Mutual, Inc. ..................................       29,700       1,102,167
                                                                             ------------
                                                                               17,877,315
                                                                             ------------
Finance - Investment & Other -- 1.5%
  Charter One Financial, Inc. ..............................        6,751         232,099
  Fannie Mae................................................       30,237       2,229,979
  Freddie Mac...............................................       21,100       1,291,320
  Schwab (Charles) Corp. ...................................       41,150         460,880
                                                                             ------------
                                                                                4,214,278
                                                                             ------------
Food & Food Distributors -- 2.5%
  Albertson's, Inc. ........................................       12,300         374,658
  Archer-Daniels Midland Co. ...............................       19,637         251,157
  Campbell Soup Co. ........................................       12,200         337,452
  ConAgra, Inc. ............................................       16,200         447,930
  General Mills, Inc. ......................................       10,900         480,472
  Heinz (H.J.) Co. .........................................       10,600         435,660
  Hershey Foods Corp. ......................................        4,100         256,250
  Kellogg Co. ..............................................       12,200         437,492
  (b)Kroger Co. ............................................       24,300         483,570
  (b)Safeway, Inc. .........................................       14,500         423,255
  Sara Lee Corp. ...........................................       23,824         491,727
  (b)Starbucks Corp. .......................................       11,400         283,290
  Supervalu, Inc. ..........................................        4,300         105,479
  Sysco Corp. ..............................................       20,000         544,400
  The J.M. Smuckers Co. ....................................            1              20
  Unilever NV...............................................       17,300       1,121,040
  Wrigley (Wm.) Jr., Co. ...................................        6,700         370,845
                                                                             ------------
                                                                                6,844,697
                                                                             ------------
Forestry -- 0.1%
  Plum Creek Timber Co, Inc. ...............................        5,600         171,920
                                                                             ------------
Hotel/Restaurants -- 0.3%
  (b)Harrah's Entertainment, Inc. ..........................        3,600         159,660
  Hilton Hotels Corp. ......................................       11,600         161,240
  Marriott International, Inc., Class A.....................        7,500         285,375
  Starwood Hotels & Resorts Worldwide, Inc. ................        5,800         190,762
                                                                             ------------
                                                                                  797,037
                                                                             ------------

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Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Industrial Conglomerate -- 0.5%
  3M Co. ...................................................       11,719    $  1,441,437
                                                                             ------------
Industrial Diversified -- 0.1%
  Parker-Hannifin Corp. ....................................        3,500         167,265
  Sherwin-Williams Co. .....................................        4,600         137,678
                                                                             ------------
                                                                                  304,943
                                                                             ------------
Instruments -- 0.0%
  (b)Thermo Electron Corp. .................................        5,300          87,450
                                                                             ------------
Insurance -- 4.5%
  ACE Ltd. .................................................        7,800         246,480
  AFLAC, Inc. ..............................................       15,700         502,400
  Allstate Corp. ...........................................       21,600         798,768
  American International Group, Inc. .......................       79,110       5,397,675
  Aon Corp. ................................................        8,000         235,840
  Chubb Corp. ..............................................        5,100         361,080
  Cigna Corp. ..............................................        4,300         418,906
  Cincinnati Financial Corp. ...............................        4,800         223,344
  (b)Conseco, Inc. .........................................        9,900          19,800
  Jefferson-Pilot Corp. ....................................        4,700         220,900
  John Hancock Financial Services, Inc. ....................        8,900         313,280
  Lincoln National Corp. ...................................        5,800         243,600
  Loews Corp. ..............................................        5,900         312,641
  Marsh & McLennan Cos., Inc. ..............................        8,300         801,780
  MBIA, Inc. ...............................................        4,650         262,865
  MetLife, Inc. ............................................       21,200         610,560
  MGIC Investment Corp. ....................................        3,300         223,740
  Progressive Corp. ........................................        6,600         381,810
  Safeco Corp. .............................................        4,000         123,560
  St. Paul Cos., Inc. ......................................        6,200         241,304
  Torchmark Corp. ..........................................        3,500         133,700
  UnumProvident Corp. ......................................        7,500         190,875
  XL Capital Ltd. Class A...................................        4,000         338,800
                                                                             ------------
                                                                               12,603,708
                                                                             ------------
Leisure & Amusements -- 0.3%
  Carnival Corp. Class A....................................       17,800         492,882
  Mattel, Inc. .............................................       13,200         278,256
                                                                             ------------
                                                                                  771,138
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Leisure & Recreation Products -- 0.0%
  Brunswick Corp. ..........................................        2,800    $     78,400
                                                                             ------------
Machinery & Heavy Equipment -- 0.4%
  Caterpillar, Inc. ........................................       10,300         504,185
  Deere & Co. ..............................................        7,300         349,670
  Dover Corp. ..............................................        6,400         224,000
  (b)McDermott International, Inc. .........................        1,700          13,770
                                                                             ------------
                                                                                1,091,625
                                                                             ------------
Machinery & Instrumentation -- 0.0%
  Snap-On, Inc. ............................................        1,900          56,411
                                                                             ------------
Manufacturing -- 1.4%
  Alcoa, Inc. ..............................................       25,640         849,966
  Allegheny Technologies Inc. ..............................        2,800          44,240
  Cooper Industries, Inc. ..................................        2,900         113,970
  Crane Co. ................................................        1,900          48,222
  Cummins Engine Co., Inc. .................................        1,300          43,030
  Danaher Corp. ............................................        4,500         298,575
  Eaton Corp. ..............................................        2,200         160,050
  Honeywell International, Inc. ............................       24,600         866,658
  Millipore Corp. ..........................................        1,400          44,772
  PPG Industries, Inc. .....................................        5,200         321,880
  (b)Sealed Air Corp. ......................................        2,600         104,702
  Textron, Inc. ............................................        4,300         201,670
  Tyco International Ltd. ..................................       60,556         818,112
                                                                             ------------
                                                                                3,915,847
                                                                             ------------
Manufacturing Equipment -- 0.3%
  Illinois Tool Works, Inc. ................................        9,300         635,190
  ITT Industries, Inc. .....................................        2,700         190,620
                                                                             ------------
                                                                                  825,810
                                                                             ------------
Media -- 0.9%
  (b)Viacom, Inc., Class B..................................       53,635       2,379,785
                                                                             ------------
Medical & Medical Services -- 0.5%
  (b)Amgen Corp. ...........................................       31,304       1,311,012
  Manor Care, Inc. .........................................        3,200          73,600
                                                                             ------------
                                                                                1,384,612
                                                                             ------------
Medical Equipment & Supplies -- 1.1%
  Applera Corp. ............................................        6,400         124,736
  Bard (C.R.), Inc. ........................................        1,600          90,528

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies (Continued)
  (b)Boston Scientific Corp. ...............................       12,100    $    354,772
  (b)Genzyme Corp. .........................................        6,200         119,288
  (b)Guidant Corp. .........................................        9,500         287,185
  Medtronic, Inc. ..........................................       36,800       1,576,880
  Stryker Corp. ............................................        5,900         315,709
  (b)Waters Corp. ..........................................        3,900         104,130
  (b)Zimmer Holdings, Inc. .................................        6,026         214,887
                                                                             ------------
                                                                                3,188,115
                                                                             ------------
Medical Instruments -- 0.1%
  Biomet, Inc. .............................................        8,000         216,960
  (b)St. Jude Medical, Inc. ................................        2,600         192,010
                                                                             ------------
                                                                                  408,970
                                                                             ------------
Metals & Mining -- 0.5%
  Alcan Aluminum, Ltd. .....................................        9,900         371,448
  Barrick Gold Corp. .......................................       16,593         315,101
  (b)Freeport-McMoRan Copper & Gold, Inc. ..................        4,000          71,400
  (b)Inco, Ltd. ............................................        5,600         126,784
  Newmont Mining Corp. .....................................       12,200         321,226
  Phelps Dodge Corp. .......................................        2,500         103,000
  Placer Dome, Inc. ........................................        9,600         107,616
  Worthington Industries, Inc. .............................        2,700          48,870
                                                                             ------------
                                                                                1,465,445
                                                                             ------------
Office Equipment & Supplies -- 0.2%
  Avery-Dennison Corp. .....................................        3,200         200,800
  Pitney Bowes, Inc. .......................................        7,300         289,956
  Xerox Corp. ..............................................       22,400         156,128
                                                                             ------------
                                                                                  646,884
                                                                             ------------
Oil & Gas -- 6.1%
  Amerada Hess Corp. .......................................        2,800         231,000
  Anadarko Petroleum Corp. .................................        7,549         372,166
  Apache Corp. .............................................        4,180         240,266
  Ashland, Inc. ............................................        2,200          89,100
  Baker Hughes, Inc. .......................................       10,100         336,229
  Burlington Resources, Inc. ...............................        6,300         239,400
  ChevronTexaco Corp. ......................................       32,290       2,857,665
  Conoco, Inc. .............................................       18,700         519,860

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas (Continued)
  Devon Energy Corp. .......................................        4,800    $    236,544
  El Paso Corp. ............................................       17,841         367,703
  EOG Resources, Inc. ......................................        3,500         138,950
  Exxon Mobil Corp. ........................................      205,400       8,404,968
  Kerr-Mcgee Corp. .........................................        3,000         160,650
  KeySpan Corp. ............................................        4,100         154,365
  Kinder Morgan, Inc. ......................................        3,600         136,872
  Marathon Oil Corp. .......................................        9,200         249,504
  (b)Nabors Industries, Inc. ...............................        4,500         158,850
  (b)Noble Corp. ...........................................        4,000         154,400
  Occidental Petroleum Corp. ...............................       11,500         344,885
  Phillips Petroleum Co. ...................................       11,500         677,120
  Sunoco, Inc. .............................................        2,100          74,823
  Transocean Sedco Forex, Inc. .............................        9,600         299,040
  Unocal Corp. .............................................        7,500         277,050
  Williams Cos., Inc. ......................................       15,400          92,246
                                                                             ------------
                                                                               16,813,656
                                                                             ------------
Oil Equipment & Services -- 0.4%
  (b)BJ Services Co. .......................................        4,700         159,236
  Halliburton Co. ..........................................       13,200         210,408
  Rowan Cos., Inc. .........................................        2,900          62,205
  Schlumberger, Ltd. .......................................       17,500         813,750
                                                                             ------------
                                                                                1,245,599
                                                                             ------------
Paper & Forest Products -- 0.4%
  Boise Cascade Corp. ......................................        1,700          58,701
  International Paper Co. ..................................       14,521         632,825
  MeadWestvaco Corp. .......................................        6,107         204,951
  Temple Inland, Inc. ......................................        1,500          86,790
                                                                             ------------
                                                                                  983,267
                                                                             ------------
Paper and Forest Products -- 0.0%
  Louisiana-Pacific Corp. ..................................        3,700          39,183
                                                                             ------------
Photography Equipment & Supplies -- 0.1%
  Eastman Kodak Co. ........................................        8,700         253,779
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Railroads -- 0.5%
  Burlington Northern Santa Fe Corp. .......................       11,400    $    342,000
  CSX Corp. ................................................        6,700         234,835
  Norfolk Southern Corp. ...................................       11,900         278,222
  Union Pacific Corp., Series A.............................        7,700         487,256
                                                                             ------------
                                                                                1,342,313
                                                                             ------------
Real Estate -- 0.4%
  Equity Office Properties Trust............................       12,400         373,240
  Equity Residential Properties Trust.......................        8,000         230,000
  Weyerhaeuser Co. .........................................        6,700         427,795
                                                                             ------------
                                                                                1,031,035
                                                                             ------------
REITS - Regional Malls -- 0.1%
  Simon Property Group, Inc. ...............................        5,200         191,568
                                                                             ------------
Restaurants -- 0.6%
  Darden Restaurants, Inc. .................................        5,550         137,085
  McDonald's Corp. .........................................       38,400       1,092,480
  Wendy's International, Inc. ..............................        3,600         143,388
  (b)YUM! Brands, Inc. .....................................        9,000         263,250
                                                                             ------------
                                                                                1,636,203
                                                                             ------------
Retail Merchandising -- 6.8%
  (b)Bed Bath & Beyond, Inc. ...............................        8,700         328,338
  (b)Best Buy Co., Inc. ....................................        9,650         350,295
  Big Lots, Inc. ...........................................        3,200          62,976
  Circuit City Stores, Inc. ................................        6,300         118,125
  (b)Costco Wholesale Corp. ................................       13,600         525,232
  Dillards, Inc. ...........................................        2,300          60,467
  Dollar General Corp. .....................................       10,375         197,436
  Family Dollar Stores, Inc. ...............................        5,300         186,825
  (b)Federated Department Stores, Inc. .....................        6,000         238,200
  Gap, Inc. ................................................       26,100         370,620
  Hasbro, Inc. .............................................        5,400          73,224
  Home Depot, Inc. .........................................       71,647       2,631,594
  (b)Kohl's Corp. ..........................................       10,100         707,808
  Leggett & Platt, Inc. ....................................        6,100         142,740
  Lowe's Companies, Inc. ...................................       23,700       1,075,980
  May Department Stores Co. ................................        8,700         286,491
  Nordstrom, Inc. ..........................................        4,200          95,130
  (b)Office Depot, Inc. ....................................        9,000         151,200

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising (Continued)
  Penney (J.C.) Co., Inc. ..................................        8,100    $    178,362
  Sears, Roebuck & Co. .....................................        9,500         515,850
  (b)Staples, Inc. .........................................       13,800         271,860
  Target Corp. .............................................       27,400       1,043,940
  Tiffany & Co., Inc. ......................................        4,600         161,920
  TJX Cos., Inc. ...........................................       16,300         319,643
  (b)Toys "R" Us, Inc. .....................................        6,100         106,567
  Wal-Mart Stores, Inc. ....................................      134,937       7,422,885
  Walgreen Co. .............................................       31,000       1,197,530
  Winn-Dixie Stores, Inc. ..................................        4,600          71,714
                                                                             ------------
                                                                               18,892,952
                                                                             ------------
Semiconductors -- 2.5%
  (b)Altera Corp. ..........................................       11,500         156,400
  (b)Applied Materials, Inc. ...............................       49,700         945,294
  (b)Applied Micro Circuits Corp. ..........................        9,200          43,516
  (b)Broadcom Corp., Class A................................        8,000         140,320
  Intel Corp. ..............................................      203,087       3,710,399
  (b)Jabil Circuit, Inc. ...................................        5,800         122,438
  (b)KLA-Tencor Corp. ......................................        5,600         246,344
  Linear Technology Corp. ..................................        9,900         311,157
  (b)LSI Logic Corp. .......................................       11,100          97,125
  (b)Maxim Integrated Products, Inc. .......................        9,900         379,467
  (b)Micron Technology, Inc. ...............................       18,100         365,982
  (b)National Semiconductor Corp. ..........................        5,300         154,601
  (b)Novellus Systems, Inc. ................................        4,300         146,200
  (b)NVIDIA Corp. ..........................................        4,500          77,310
  (b)PMC-Sierra, Inc. ......................................        5,000          46,350
  (b)QLogic Corp. ..........................................        2,900         110,490
  (b)Vitesse Semiconductor Corp. ...........................        5,700          17,727
                                                                             ------------
                                                                                7,071,120
                                                                             ------------
Software -- 4.3%
  Adobe Systems, Inc. ......................................        7,400         210,900
  AutoDesk, Inc. ...........................................        3,800          50,350
  (b)BMC Software, Inc. ....................................        7,600         126,160
  (b)Citrix Systems, Inc. ..................................        5,600          33,824
  Computer Associates International, Inc. ..................       17,800         282,842
  (b)Compuware Corp. .......................................       11,200          67,984
  (b)Intuit, Inc. ..........................................        6,600         328,152

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software (Continued)
  (b)Mercury Interactive Corp. .............................        2,500    $     57,400
  (b)Microsoft Corp. .......................................      163,980       8,969,706
  (b)Novell, Inc. ..........................................       10,200          32,742
  (b)Oracle Corp. ..........................................      166,869       1,580,249
  (b)Parametric Technology Corp. ...........................        8,400          30,064
  (b)Peoplesoft, Inc. ......................................        9,400         139,872
  (b)Rational Software Corp. ...............................        5,900          48,439
                                                                             ------------
                                                                               11,958,684
                                                                             ------------
Steel -- 0.1%
  Nucor Corp. ..............................................        2,400         156,096
  USX - U.S.Steel Group, Inc. ..............................        2,900          57,681
                                                                             ------------
                                                                                  213,777
                                                                             ------------
Tobacco -- 1.1%
  Philip Morris Cos., Inc. .................................       64,700       2,826,096
  UST, Inc. ................................................        5,000         170,000
                                                                             ------------
                                                                                2,996,096
                                                                             ------------
Travel -- 0.1%
  Sabre Holdings Corp. .....................................        4,168         149,214
                                                                             ------------
Trucking -- 0.0%
  Ryder System, Inc. .......................................        2,000          54,180
                                                                             ------------
Utilities -- 2.8%
  Allegheny Energy, Inc. ...................................        3,800          97,850
  Ameren Corp. .............................................        4,300         184,943
  American Electric Power Co. ..............................       10,460         418,609
  Calpine Corp. ............................................       10,600          74,518
  Cinergy Corp. ............................................        5,000         179,950
  CMS Energy Corp. .........................................        4,000          43,920
  Consolidated Edison, Inc. ................................        6,500         271,375
  Constellation Energy Group................................        5,000         146,700
  Detroit Edison Co. .......................................        5,100         227,664
  Dominion Resources, Inc. .................................        8,300         549,460
  Duke Energy Corp. ........................................       25,000         777,499
  (b)Edison International...................................       10,300         175,100
  Emerson Electric Co. .....................................       12,700         679,577
  Entergy Corp. ............................................        6,900         292,836
  Exelon Corp. .............................................        9,612         502,708

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities (Continued)
  FirstEnergy Corp. ........................................        8,886    $    296,615
  Nicor, Inc. ..............................................        1,300          59,475
  NiSource, Inc. ...........................................        6,264         136,743
  People's Energy Corp. ....................................        1,100          40,106
  (b)PG&E Corp..............................................       12,000         214,680
  Pinnacle West Capital Corp. ..............................        2,700         106,650
  PP&L Corp. ...............................................        4,500         148,860
  Progress Energy, Inc. ....................................        6,526         339,417
  Public Service Enterprise Group, Inc. ....................        6,200         268,460
  Reliant Energy, Inc. .....................................        9,200         155,480
  Sempra Energy.............................................        6,207         137,361
  Southern Co. .............................................       21,000         575,400
  TXU Corp. ................................................        7,900         407,245
  Xcel Energy, Inc. ........................................       12,280         205,936
                                                                             ------------
                                                                                7,715,137
                                                                             ------------
Waste Management -- 0.2%
  (b)Allied Waste Industries, Inc. .........................        5,900          56,640
  Waste Management, Inc. ...................................       18,900         492,345
                                                                             ------------
                                                                                  548,985
                                                                             ------------
    TOTAL COMMON STOCKS.....................................                  275,502,532
                                                                             ------------
SHORT-TERM INVESTMENTS -- 0.2%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................      643,634         643,634
                                                                             ------------
    TOTAL SHORT-TERM INVESTMENTS............................                      643,634
                                                                             ------------
    (a)TOTAL INVESTMENTS -- 99.5% (COST $377,685,638).......                  276,146,166
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............                    1,510,114
                                                                             ------------
NET ASSETS -- 100.0%........................................                 $277,656,280
                                                                             ============

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................  $  26,175,575
Unrealized depreciation............................   (127,715,047)
                                                     -------------
Net unrealized depreciation........................  $(101,539,472)
                                                     =============

(b) Denotes a non-income producing security.

REIT Real Estate Investment Trust

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

AT JUNE 30, 2002, THE FUND'S OPEN FUTURES CONTRACTS WERE AS FOLLOWS:

                                                                  UNREALIZED
NUMBER OF                                     MARKET VALUE       DEPRECIATION
CONTRACTS  LONG CONTRACT**   EXPIRATION   COVERED BY CONTRACTS   AT 06/30/02
---------  ---------------   ----------   --------------------   ------------
   11      S&P 500 Future     09/20/02         $2,722,775          ($68,253)

** Cash pledged as collateral.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio(+)

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The International Portfolio delivered a 7.22% total return during the six months ended June 30, 2002. The return of the Portfolio was significantly better than the total return of the MSCI EAFE Index(1), which posted a -1.62% total return for the period.

The Boston Company Asset Management, LLC acts as sub-adviser that performs the day-to-day management of the Portfolio. The firm employs a disciplined approach to global value investing in pursuit of outperformance with reduced volatility.

Global stock markets performed poorly, as corporate accounting scandals in the U.S. and inconsistent economic data caused investors to neglect stocks in favor of other assets such as gold and real estate. European markets suffered from continued weakness in the telecommunications sector, poor economic conditions in Germany and labor disputes in many European nations. Asian markets also suffered losses, despite a brief rebound in Japan.

The outperformance of the Portfolio can be attributed to our strong stock and sector selection, especially in Japan, France and the United Kingdom. In Europe, we avoided debt-ridden telecommunications companies, and underweighted the technology sector, both of which performed poorly. We also underweighted Finland (whose market is dominated by telecom firm Nokia) and the United Kingdom, which trades at a high valuation. Both decisions helped the performance of the Portfolio. Unfortunately, our exposure to emerging markets hurt the Portfolio's performance, as Latin American markets suffered due to a decline in the Mexican peso and concerns about elections in Brazil.

The largest country holdings (as a percentage of total net assets) of the Portfolio include:

COUNTRY*                                                        %
--------                                                      -----
Japan.......................................................  21.3%
United Kingdom..............................................  17.7%
Netherlands.................................................   8.8%
Germany.....................................................   8.2%
France......................................................   7.0%
Switzerland.................................................   5.8%
Italy.......................................................   5.4%

We feel overseas equity markets will likely continue to be volatile until there are clearer signs that corporate accounting irregularities are being addressed. However, we will maintain our disciplined, value-oriented approach to global investing in an effort to deliver strong returns while minimizing volatility. We do not anticipate making major structural changes to the Portfolio during the next quarter.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(+) International investing involves increased risk and volatility.
(1) The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) is an index of more than 900 companies from the indicated regions. The MSCI EAFE index reflects the prices of common stocks translated into U.S. dollars with dividends reinvested net of any foreign taxes. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the International Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS -- 95.8%
Australia -- 2.5%
  National Australia Bank Ltd. .............................       49,834    $   990,379
  Santos Ltd. ..............................................      233,700        847,547
                                                                             -----------
                                                                               1,837,926
                                                                             -----------
Belgium -- 1.2%
  Dexia Belgium.............................................       56,660        876,853
                                                                             -----------
Brazil -- 0.9%
  Petroleo Brasileiro SA ADR................................        5,750        108,445
  Petroleo Brasileiro SA ADR................................       14,200        247,080
  Telecomunicacoes Brasileiras SA ADR.......................       15,311        347,253
                                                                             -----------
                                                                                 702,778
                                                                             -----------
China -- 0.5%
  Petrochina Co. Ltd. ......................................    1,809,900        385,184
                                                                             -----------
Finland -- 1.1%
  Kesko Oyj.................................................       29,900        339,586
  Sampo Oyj.................................................       57,450        448,227
                                                                             -----------
                                                                                 787,813
                                                                             -----------
France -- 7.0%
  Air France................................................       24,810        415,315
  Assurances Generales de France............................       12,178        559,496
  Banque Nationale de Paris.................................       10,330        571,307
  Compagnie de Saint Gobain.................................        8,280        371,660
  (b)Dexia Strips...........................................       45,100            445
  Michelin..................................................       15,063        610,371
  Pernod Ricard.............................................        9,680        948,349
  Schneider Electric SA.....................................        6,820        366,744
  TotalFinaElf SA...........................................          500         81,181
  TotalFinaElf SA ADR.......................................       15,641      1,265,356
                                                                             -----------
                                                                               5,190,224
                                                                             -----------
Germany -- 8.2%
  Bayer AG..................................................       28,516        904,013
  Bayerische Hypo-und Vereinsbank AG........................       16,590        539,043
  Commerzbank AG............................................       53,190        806,342
  Deutsche Lufthansa AG.....................................       33,510        469,942
  Deutsche Post AG..........................................       58,760        745,703
  E.On AG...................................................       20,977      1,222,297
  Hugo Boss AG..............................................       12,250        222,605
  Karstadt AG...............................................       15,800        410,387

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Germany (Continued)
  Software AG...............................................        9,320    $   125,180
  Volkswagen AG.............................................       13,020        632,641
                                                                             -----------
                                                                               6,078,153
                                                                             -----------
Greece -- 1.2%
  Hellenic Telecommunications Organization SA...............       12,500        197,520
  Hellenic Telecommunications Organization SA ADR...........       85,095        664,592
                                                                             -----------
                                                                                 862,112
                                                                             -----------
Hong Kong -- 1.6%
  (b)China Mobile (Hong Kong) Ltd. .........................      114,000        337,615
  MTR Corp. Ltd. ...........................................      283,000        366,449
  Swire Pacific Ltd., Class A...............................       94,000        480,846
                                                                             -----------
                                                                               1,184,910
                                                                             -----------
Ireland -- 1.8%
  Bank of Ireland...........................................      107,855      1,343,187
                                                                             -----------
Italy -- 5.4%
  Banca Popolare di Bergamo Credito Varesino SpA............       31,660        623,472
  Eni SpA...................................................       65,660      1,044,018
  Finmeccanica SpA..........................................    1,025,540        777,848
  Instituto Bancario San Paolo di Torino SpA................       49,982        501,520
  Telecom Italia SpA........................................      198,540      1,052,940
                                                                             -----------
                                                                               3,999,798
                                                                             -----------
Japan -- 21.3%
  77 Bank Ltd. .............................................      101,000        397,731
  Aiful Corp. ..............................................        8,950        586,910
  Canon, Inc. ..............................................       35,000      1,322,794
  Credit Saison Co. ........................................       51,500      1,222,406
  Fuji Machine Manufacturing Co. Ltd. ......................       23,000        356,916
  Honda Motor Co. Ltd. .....................................       20,000        810,946
  Kao Corp. ................................................       34,400        792,124
  Konami Co. Ltd. ..........................................       15,300        321,037
  Lawson, Inc. .............................................       16,600        508,276
  Mabuchi Motor Co. Ltd. ...................................        8,200        807,959
  Matsumotokiyoshi Co. Ltd. ................................       18,700        867,445
  Minebea Co. Ltd. .........................................       82,000        481,629
  Murata Manufactoring Co. Ltd. ............................        4,000        256,966
  Nippon Express Co. Ltd. ..................................      207,000      1,096,655

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan (Continued)
  Nippon Meat Packers, Inc. ................................       33,000    $   413,532
  Nishimatsu Construction Co. Ltd. .........................       60,800        189,207
  Nissan Motor Co. Ltd. ....................................       89,000        616,302
  Rinnai Corp. .............................................       34,400        774,904
  Shin-Etsu Chemical Co. Ltd. ..............................       18,000        773,402
  Shohkoh Fund & Co. Ltd. ..................................        3,050        368,972
  Sumitomo Bakelite Co. Ltd. ...............................       72,000        522,009
  Takeda Chemical Industries Ltd. ..........................       22,000        965,460
  TDK Corp. ................................................        6,700        316,386
  Yamaha Motor Co. Ltd. ....................................       95,000        699,066
  Yamanouchi Pharmaceutical Co. Ltd. .......................       13,000        337,310
                                                                             -----------
                                                                              15,806,344
                                                                             -----------
Korea -- 0.5%
  Korea Electric Power ADR..................................       36,400        381,108
                                                                             -----------
Luxembourg -- 0.7%
  (b)Arcelor................................................       34,720        492,740
                                                                             -----------
Mexico -- 0.4%
  Telefonos de Mexico SA ADR................................       10,216        327,729
                                                                             -----------
Netherlands -- 8.8%
  ABN Amro Holding NV.......................................       53,205        966,308
  Akzo Nobel NV.............................................       10,250        446,319
  Buhrmann NV...............................................       34,848        321,444
  Fortis NV.................................................       50,960      1,086,081
  Hunter Douglas NV.........................................       14,485        446,328
  Kon Ahold NV..............................................       39,586        832,726
  Philips Electronics NV....................................       28,250        779,700
  Vedior NV.................................................       36,812        508,977
  Verenigde Machinefabrieken Stork NV.......................       36,369        369,596
  Wolters Klumer NV.........................................       41,549        788,669
                                                                             -----------
                                                                               6,546,148
                                                                             -----------
New Zealand -- 0.8%
  Telecom Corporation of New Zealand Ltd. ..................      249,479        597,378
                                                                             -----------
Norway -- 0.7%
  Statoil ASA...............................................       54,990        490,963
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Portugal -- 1.6%
  Electricidade de Portugal SA..............................      292,520    $   566,230
  Portugal Telecom SA.......................................       92,948        656,337
                                                                             -----------
                                                                               1,222,567
                                                                             -----------
Singapore -- 1.8%
  Creative Technology Ltd. ADR..............................       32,050        287,809
  DBS Group Holdings Ltd. ..................................      144,000      1,010,641
                                                                             -----------
                                                                               1,298,450
                                                                             -----------
Spain -- 2.7%
  Endesa SA.................................................       84,346      1,225,345
  Repsol ADR................................................       66,670        788,706
                                                                             -----------
                                                                               2,014,051
                                                                             -----------
Sweden -- 1.6%
  Autoliv, Inc. SDR.........................................       27,390        667,576
  Investor AB - B Shares....................................       59,580        521,864
                                                                             -----------
                                                                               1,189,440
                                                                             -----------
Switzerland -- 5.8%
  Barry Callebaut AG - Registered Shares....................        3,758        443,143
  Clariant AG - Registered Shares...........................       35,340        840,581
  Novartis AG - Registered Shares...........................       21,600        949,888
  Roche Holding AG - Registered Shares......................        9,540        721,125
  (b)United Bank of Switzerland AG - Registered Shares......       15,890        799,144
  Zurich Financial Services AG..............................        2,530        510,828
                                                                             -----------
                                                                               4,264,709
                                                                             -----------
United Kingdom -- 17.7%
  Allied Domecq PLC.........................................      185,200      1,214,597
  Barclays PLC..............................................      146,002      1,228,481
  BOC Group PLC.............................................       63,703        989,474
  British Aerospace PLC.....................................      209,866      1,071,661
  Bunzl PLC.................................................      114,288        904,146
  Cadbury Schweppes PLC.....................................      117,220        878,205
  Diageo PLC................................................       22,845        296,689
  GKN PLC...................................................      236,000      1,107,084
  Glaxosmithkline PLC.......................................       45,713        988,067
  Morgan Crucible Co. PLC...................................      215,237        370,540
  Old Mutual PLC............................................      307,100        436,515
  Rexam PLC.................................................       17,438        112,968

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
United Kingdom (Continued)
  Rio Tinto PLC.............................................       49,370    $   905,314
  Royal & Sun Alliance Insurance Group PLC..................      203,214        746,519
  Scottish & Southern Energy PLC............................       78,690        778,457
  Unilever PLC..............................................      104,470        952,277
  Wolseley PLC..............................................       13,683        138,699
                                                                             -----------
                                                                              13,119,693
                                                                             -----------
    TOTAL COMMON STOCKS.....................................                  71,000,258
                                                                             -----------
SHORT-TERM INVESTMENTS -- 1.8%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................    1,316,043      1,316,043
                                                                             -----------
    TOTAL SHORT-TERM INVESTMENTS............................                   1,316,043
                                                                             -----------
    (a)TOTAL INVESTMENTS -- 97.6% (COST $74,888,700)........                  72,316,301
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%...............                   1,807,284
                                                                             -----------
NET ASSETS -- 100.0%........................................                 $74,123,585
                                                                             ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................  $  7,533,876
Unrealized depreciation............................   (10,073,500)
                                                     ------------
Net unrealized depreciation........................  $ (2,539,624)
                                                     ============

(b) Denotes a non-income producing security.

ADR American Depositary Receipt

SDR Special Drawing Rights

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Mid Cap Growth Portfolio during the six months ended June 30, 2002, was -10.68%. The total return of the Portfolio lagged that of the S&P MidCap 400 Index(1), which declined 3.21%. The Portfolio outperformed the Russell Midcap Growth Index(1), which returned -19.70%.

T. Rowe Price Associates, Inc. act as sub-adviser that performs the day-to-day management of the Portfolio.

Stocks performed poorly during the period. Corporate accounting scandals in the U.S. severely damaged investor confidence, while violence throughout the world and lingering threats of terrorism added to investors' nervousness. Conflicting signs of economic and corporate profit growth also dampened enthusiasm for stocks.

Mid-cap value stocks outperformed mid-cap growth shares during the period. The Portfolio employs a growth-at-a-reasonable-price strategy that seeks to invest in companies with strong earnings growth when their shares trade at relatively attractive valuations. This approach enabled the Portfolio to outperform the Russell Midcap Growth Index, which focuses on the type of aggressive growth stocks that have performed poorly during the recent market downturn. The Portfolio's underperformance relative to the S&P MidCap 400 is due in part to the index's broad mix of growth and value stocks.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Business & Consumer Services................................  18.0%
Drugs & Health Care.........................................   9.2%
Medical & Medical Services..................................   7.8%
Retail Merchandising........................................   7.4%
Oil & Gas...................................................   7.3%
Insurance...................................................   5.5%

The economy and the financial markets are still paying the price for the bubble years of the late 1990s, and among the aftershocks are the corporate and Wall Street scandals that continue to dominate the news.

However, we feel the economy continues to recover from recession. Stocks in general, and mid-caps in particular, are trading at attractive levels, especially in light of historically low interest rates. Mid-size companies also have the advantage of being simpler and more easily understood than larger companies, which tend to be sprawling and more complex. At some point, the market will conclude that the worst of the external factors has passed, and investors will again concentrate on fundamentals. The current short-term focus of the market has provided excellent buying opportunities for investors willing to look ahead more than a few weeks or months.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(1) The S&P MidCap 400 Index is a market weighted index comprised of 400 domestic mid cap stocks chosen for market size, liquidity, and industry group representation. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of Mid Cap Growth Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
Aerospace & Defense -- 1.5%
  Rockwell Collins, Inc. ...................................       49,000    $ 1,343,580
                                                                             -----------
Apparel -- 0.9%
  (b)Coach, Inc. ...........................................       14,300        785,070
                                                                             -----------
Banks -- 0.2%
  (b)Silicon Valley Bancshares..............................        7,400        195,064
                                                                             -----------
Building & Building Supplies -- 1.0%
  (b)American Standard Cos., Inc. ..........................       12,100        908,710
                                                                             -----------
Business & Consumer Services -- 18.0%
  (b)Affiliated Computer Services, Inc. ....................       42,300      2,008,405
  (b)Apollo Group, Inc. ....................................        8,250        325,215
  (b)BISYS Group, Inc. .....................................       21,000        699,300
  (b)Catalina Marketing Corp. ..............................       26,100        736,542
  (b)Ceridian Corp. ........................................       54,800      1,040,104
  (b)ChoicePoint, Inc. .....................................       23,666      1,076,093
  (b)Concord EFS, Inc. .....................................       39,400      1,187,516
  (b)Convergys Corp. .......................................       27,000        525,960
  (b)Fiserv, Inc. ..........................................       13,500        495,585
  (b)Internet Security Systems, Inc. .......................       18,500        242,720
  (b)Iron Mountain, Inc. ...................................       31,000        956,350
  (b)KPMG Consulting, Inc. .................................       59,000        876,740
  (b)Lamar Advertising Co. .................................       28,400      1,056,764
  Manpower, Inc. ...........................................       34,000      1,249,500
  (b)Robert Half International, Inc. .......................       52,400      1,220,920
  (b)Ticketmaster...........................................       28,600        535,106
  (b)Verisign, Inc. ........................................       28,400        204,196
  Viad Corp. ...............................................       25,300        657,800
  (b)Weight Watchers International, Inc. ...................       18,800        816,672
                                                                             -----------
                                                                              15,911,488
                                                                             -----------
Chemicals -- 0.9%
  Agrium Inc. ..............................................        7,600         71,440
  Potash Corp. of Saskatchewan, Inc. .......................       10,700        713,690
                                                                             -----------
                                                                                 785,130
                                                                             -----------
Communications -- 4.2%
  (b)Brocade Communications Systems, Inc. ..................       18,300        319,884
  (b)Charter Communications, Inc. ..........................       46,600        190,128
  (b)Ciena Corp. ...........................................       36,500        152,935
  (b)Cox Radio, Inc., Class A...............................       26,000        626,600

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  (b)Entercom Communications Corp. .........................        6,000    $   275,400
  (b)Garmin Ltd. ...........................................       14,300        315,315
  (b)L-3 Communications Corp. ..............................       15,600        842,400
  (b)Nextel Communications, Inc., Class A...................       45,500        146,055
  (b)Rogers Communications, Inc. ...........................       45,300        414,042
  (b)Triton PCS Holdings, Inc., Class A.....................       36,800        143,520
  (b)Univision Communications, Inc., Class A................        3,400        106,760
  (b)Western Wireless Corp., Class A........................       47,200        152,928
                                                                             -----------
                                                                               3,685,967
                                                                             -----------
Computers -- 1.3%
  (b)Lexmark International Group, Inc. .....................       11,800        641,920
  (b)Perot Systems Corp., Class A...........................        4,300         46,827
  (b)RealNetworks, Inc. ....................................       20,600         83,842
  (b)Veritas Software Corp. ................................       18,300        362,157
                                                                             -----------
                                                                               1,134,746
                                                                             -----------
Drugs & Health Care -- 9.2%
  Allergan, Inc. ...........................................        7,100        473,925
  Amerisource Bergen Corp. .................................       14,900      1,132,400
  (b)Cephalon, Inc. ........................................       15,500        700,600
  (b)Gilead Sciences, Inc. .................................       29,000        953,520
  (b)Health Management Associates, Inc., Class A............       35,100        707,265
  (b)IDEC Pharmaceuticals Corp. ............................       14,100        499,845
  (b)ImClone Systems, Inc. .................................        1,000          8,695
  (b)King Pharmaceuticals, Inc. ............................       14,200        315,950
  (b)Medimmune, Inc. .......................................       28,500        752,400
  (b)Protein Design Labs, Inc. .............................       13,500        146,610
  (b)Shire Pharmaceuticals Group............................       17,500        451,675
  Teva Pharmaceutical Industries Ltd., ADR..................       12,100        808,038
  (b)Vertex Pharmaceuticals, Inc. ..........................       10,700        174,196
  (b)WebMD Corp. ...........................................        5,300         29,839
  (b)Wellpoint Health Networks, Inc. .......................       12,000        933,720
                                                                             -----------
                                                                               8,088,678
                                                                             -----------
Electronic Instruments -- 0.4%
  AVX Corp. ................................................       21,800        355,994
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 1.2%
  (b)Celestica, Inc. .......................................       25,600    $   581,376
  (b)Sanmina Corp. .........................................        7,000         44,170
  (b)Semtech Corp. .........................................       16,900        451,230
                                                                             -----------
                                                                               1,076,776
                                                                             -----------
Finance -- 3.6%
  Capital One Financial Corp. ..............................       13,100        799,755
  (b)Certegy, Inc. .........................................       35,400      1,313,694
  Franklin Resources, Inc. .................................       24,400      1,040,416
                                                                             -----------
                                                                               3,153,865
                                                                             -----------
Finance - Investment & Other -- 3.7%
  Legg Mason, Inc. .........................................        8,100        399,654
  Nationwide Financial Services, Inc. ......................       16,000        632,000
  PMI Group, Inc. ..........................................       22,700        867,140
  Waddell & Reed Financial, Inc. ...........................       60,000      1,375,200
                                                                             -----------
                                                                               3,273,994
                                                                             -----------
Food & Food Distributors -- 2.9%
  (b)Starbucks Corp. .......................................       36,500        907,025
  Sysco Corp. ..............................................        8,700        236,814
  (b)Whole Foods Market, Inc. ..............................       30,000      1,446,600
                                                                             -----------
                                                                               2,590,439
                                                                             -----------
Healthcare Services -- 0.2%
  (b)Abgenix, Inc. .........................................       13,500        132,300
                                                                             -----------
Human Resources -- 0.2%
  (b)Hewitt Associates, Inc. ...............................        8,700        202,710
                                                                             -----------
Industrial -- 0.3%
  (b)MSC Industrial Direct Co., Inc. .......................       12,700        247,650
                                                                             -----------
Insurance -- 5.5%
  Allmerica Financial Corp. ................................       20,000        924,000
  Mercury General Corp. ....................................       14,500        703,250
  (b)Principal Financial Group..............................       23,500        728,500
  Progressive Corp. ........................................       13,100        757,835
  Protective Life Corp. ....................................       19,500        645,450
  Radian Group, Inc. .......................................       22,700      1,108,895
                                                                             -----------
                                                                               4,867,930
                                                                             -----------
Leisure & Recreation Products -- 0.2%
  Brunswick Corp. ..........................................        5,100        142,800
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing -- 2.5%
  (b)Cabot Microelectronics Corp. ..........................        2,100    $    90,636
  Danaher Corp. ............................................       16,500      1,094,775
  Roper Industries, Inc. ...................................       14,200        529,660
  Teleflex, Inc.............................................        8,800        502,920
                                                                             -----------
                                                                               2,217,991
                                                                             -----------
Manufacturing Equipment -- 1.5%
  ITT Industries, Inc. .....................................       18,400      1,299,040
                                                                             -----------
Medical & Medical Services -- 7.8%
  (b)Alkermes, Inc. ........................................       25,400        406,654
  (b)Anthem, Inc. ..........................................       20,000      1,349,600
  (b)Biovail Corp. .........................................       10,000        289,600
  (b)DaVita, Inc. ..........................................       27,000        642,600
  (b)Human Genome Sciences, Inc. ...........................       11,500        154,100
  (b)Laboratory Corporation of America Holdings.............       25,400      1,159,510
  (b)Manor Care, Inc........................................       43,700      1,005,100
  Omnicare, Inc. ...........................................       71,000      1,864,460
                                                                             -----------
                                                                               6,871,624
                                                                             -----------
Medical Equipment & Supplies -- 1.6%
  (b)Apogent Technologies, Inc. ............................       46,000        946,220
  (b)Waters Corp. ..........................................       17,600        469,920
                                                                             -----------
                                                                               1,416,140
                                                                             -----------
Oil & Gas -- 7.3%
  Devon Energy Corp. .......................................       22,700      1,118,656
  Diamond Offshore Drilling, Inc. ..........................       34,200        974,700
  EOG Resources, Inc. ......................................       25,500      1,012,350
  (b)FMC Technologies, Inc. ................................       25,300        525,228
  Ocean Energy, Inc. .......................................       53,900      1,168,013
  (b)Smith International, Inc. .............................       17,000      1,159,230
  XTO Energy, Inc. .........................................       25,000        515,000
                                                                             -----------
                                                                               6,473,177
                                                                             -----------
Oil Equipment & Services -- 2.3%
  (b)BJ Services Co. .......................................       38,600      1,307,768
  (b)Cooper Cameron Corp. ..................................       14,600        706,932
                                                                             -----------
                                                                               2,014,700
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Radio -- 0.3%
  (b)Hispanic Broadcasting Corp. ...........................        2,000    $    52,200
  (b)Westwood One, Inc. ....................................        5,700        190,494
                                                                             -----------
                                                                                 242,694
                                                                             -----------
Restaurants -- 0.6%
  (b)Outback Steakhouse, Inc. ..............................       14,300        501,930
                                                                             -----------
Retail Merchandising -- 7.4%
  (b)American Eagle Outfitters, Inc. .......................       15,200        321,328
  (b)Best Buy Co., Inc. ....................................       23,900        867,570
  (b)BJ's Wholesale Club, Inc. .............................       14,200        546,700
  (b)Dollar Tree Stores, Inc. ..............................       35,100      1,383,291
  Family Dollar Stores, Inc. ...............................       38,500      1,357,125
  (b)O'Reilly Automotive, Inc. .............................       27,300        752,388
  Ross Stores, Inc. ........................................       16,700        680,525
  TJX Cos., Inc. ...........................................       31,000        607,910
                                                                             -----------
                                                                               6,516,837
                                                                             -----------
Semiconductors -- 3.8%
  (b)Intersil Holding Corp. ................................       15,700        335,666
  (b)Jabil Circuit, Inc. ...................................       32,600        688,186
  (b)KLA-Tencor Corp. ......................................       10,200        448,698
  (b)Lattice Semiconductor Corp. ...........................       52,200        456,228
  (b)Marvel Technology Group, Ltd. .........................        3,500         69,615
  (b)Maxim Integrated Products, Inc. .......................       15,000        574,950
  Molex, Inc., Class A......................................       15,000        411,450
  (b)Novellus Systems, Inc. ................................        9,500        323,000
                                                                             -----------
                                                                               3,307,793
                                                                             -----------
Software -- 3.8%
  Adobe Systems, Inc. ......................................       15,600        444,600
  (b)Citrix Systems, Inc. ..................................       29,000        175,160
  (b)DST Systems, Inc. .....................................       14,200        649,082
  (b)Electronic Arts, Inc. .................................        7,000        462,350
  (b)Informatica Corp. .....................................       18,300        129,747
  (b)Intuit, Inc. ..........................................       12,700        631,444
  (b)Mercury Interactive Corp. .............................       15,500        355,880
  (b)SmartForce PLC - ADR...................................          500          1,700
  (b)Sungard Data Systems, Inc. ............................       18,100        479,288
                                                                             -----------
                                                                               3,329,251
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Technology -- 0.7%
  (b)Network Associates, Inc. ..............................       24,900    $   479,823
  (b)Sepracor, Inc. ........................................       15,800        150,890
                                                                             -----------
                                                                                 630,713
                                                                             -----------
Transportation -- 0.8%
  Expeditors International of Washington, Inc. .............       18,000        596,880
  Robinson (C.H.) Worldwide, Inc. ..........................        3,000        100,590
                                                                             -----------
                                                                                 697,470
                                                                             -----------
Travel -- 0.8%
  (b)Sabre Holdings Corp. ..................................       19,900        712,420
                                                                             -----------
Waste Management -- 0.7%
  (b)Republic Services, Inc. ...............................       33,800        644,566
                                                                             -----------
    TOTAL COMMON STOCKS.....................................                  85,759,237
                                                                             -----------
SHORT-TERM INVESTMENTS -- 3.4%
  Government Reserve Investment Fund........................    3,008,017      3,008,017
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS............................                   3,008,017
                                                                             -----------
    (a)TOTAL INVESTMENTS -- 100.7% (COST $90,266,947).......                  88,767,254
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7)%.............                    (605,662)
                                                                             -----------
NET ASSETS -- 100.0%........................................                 $88,161,592
                                                                             ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................  $ 13,924,297
Unrealized depreciation............................   (15,423,990)
                                                     ------------
Net unrealized depreciation........................  $ (1,499,693)
                                                     ============

(b) Denotes a non-income producing security.

ADR American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return of the Balanced Portfolio for the six months ended June 30, 2002, was -7.23%. That compared to total returns of -13.15% for the S&P 500 Index(1) and 3.79% for the Lehman Brothers Aggregate Bond Index(1), the Fund's benchmarks. The composite return of the Fund's benchmark indices was -4.84% during the six months through June 30, 2002, assuming a 50% weighting of the S&P 500 Index and a 50% weighting of the Lehman Brothers Aggregate Bond Index.

Fred Alger Management, Inc. ("Alger"), serves as sub-advisor to the Portfolio. Alger's philosophy of balanced portfolio management combines two investment goals: growth-oriented equity management, which accepts higher risk to achieve commensurate returns; and conservative fixed-income management, which seeks to minimize the overall risk of the portfolio. Alger's investment process focuses on asset allocation between equities and fixed-income securities, on individual stock selection based on in-depth fundamental research, and on active fixed-income management of maturity and sector selection based on the current market and economic outlook.

Stocks were extremely volatile during the period and delivered poor performance. The Fed maintained a neutral monetary policy after cutting interest rates to historically low levels in 2001. Investors took this as a positive sign that economic growth was beginning to improve. However, corporate accounting issues in the U.S. and violence in the Middle East weighed heavily on the equity markets, and pushed stock prices lower. Growth stocks and shares of large-capitalization companies -- which comprise the equity portion of the Balanced Portfolio -- were some of the worst performers of the market during the period, despite occasional rallies.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Drugs & Health Care.........................................   8.9%
Retail Merchandising........................................   4.4%
Computers...................................................   3.4%
Business & Consumer Services................................   3.3%
Semiconductors..............................................   2.7%
Finance, Banks, Insurance...................................   2.1%

Regardless of market conditions, we will continue to emphasize individual security selection, and through internal research conducted by talented analysts. Looking ahead, we will continue to seek out and invest in companies that we believe will grow their earnings rapidly and consistently.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(1) The S&P 500 Index is a widely recognized index of 500 U.S. common stocks. The Lehman Brothers Aggregate Bond Index is comprised of the Lehman Brothers Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Balanced Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS -- 40.1%
Aerospace & Defense -- 1.9%
  General Dynamics Corp. ...................................      5,625    $   598,219
  Lockheed Martin Corp. ....................................      9,125        634,187
                                                                           -----------
                                                                             1,232,406
                                                                           -----------
Banks -- 2.1%
  Fifth Third Bancorp.......................................      3,925        261,601
  J.P. Morgan Chase & Co. ..................................     10,375        351,920
  Mellon Financial Corp. ...................................     15,100        474,593
  Wells Fargo Co. ..........................................      5,200        260,312
                                                                           -----------
                                                                             1,348,426
                                                                           -----------
Beverages -- 0.5%
  Anheuser-Busch Companies, Inc. ...........................      6,580        329,000
                                                                           -----------
Broadcasting & Publishing -- 0.7%
  (b)Viacom, Inc. Class B...................................      9,975        442,591
                                                                           -----------
Building & Construction -- 0.4%
  Masco Corp. ..............................................      8,700        235,857
                                                                           -----------
Business & Consumer Services -- 3.3%
  (b)Cendant Corp. .........................................     12,300        195,324
  (b)Concord EFS, Inc. .....................................     19,090        575,373
  (b)eBay, Inc. ............................................     16,900      1,041,378
  Fedex Corp. ..............................................      5,150        275,010
                                                                           -----------
                                                                             2,087,085
                                                                           -----------
Communications -- 0.8%
  BellSouth Corp. ..........................................      6,500        204,750
  Verizon Communications, Inc. .............................      6,975        280,046
                                                                           -----------
                                                                               484,796
                                                                           -----------
Computers -- 3.4%
  (b)Dell Computer Corp. ...................................     27,425        716,889
  (b)Siebel Systems, Inc. ..................................     39,675        564,179
  (b)Sun Microsystems, Inc. ................................    127,500        638,775
  (b)Veritas Software Corp. ................................     11,600        229,564
                                                                           -----------
                                                                             2,149,407
                                                                           -----------
Consumer Products -- 1.7%
  Avon Products, Inc. ......................................      7,850        410,084
  The Procter & Gamble Co. .................................      7,605        679,127
                                                                           -----------
                                                                             1,089,211
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Drugs & Health Care -- 8.9%
  Baxter International, Inc. ...............................     16,785    $   746,092
  HCA, Inc. ................................................     10,725        509,438
  (b)IDEC Pharmaceuticals Corp. ............................      7,300        258,785
  (b)Immunex Corp. .........................................      7,050        157,497
  Johnson & Johnson.........................................     13,225        691,139
  Pfizer, Inc. .............................................     22,500        787,499
  Pharmacia Corp. ..........................................     13,675        512,129
  (b)Tenet Healthcare Corp. ................................      9,450        676,148
  UnitedHealth Group, Inc. .................................      7,825        716,378
  Wyeth.....................................................     12,375        633,600
                                                                           -----------
                                                                             5,688,705
                                                                           -----------
Finance -- 2.1%
  Capital One Financial Corp. ..............................      6,897        421,062
  Citigroup, Inc. ..........................................      6,525        252,844
  First Data Corp. .........................................     17,000        632,400
                                                                           -----------
                                                                             1,306,306
                                                                           -----------
Finance - Investment & Other -- 0.3%
  Freddie Mac...............................................      3,150        192,780
                                                                           -----------
Industrial Conglomerate -- 0.7%
  3M Co. ...................................................      3,425        421,275
                                                                           -----------
Insurance -- 2.1%
  Chubb Corp. ..............................................      9,921        702,406
  XL Capital Ltd. Class A...................................      7,575        641,603
                                                                           -----------
                                                                             1,344,009
                                                                           -----------
Leisure & Amusements -- 0.6%
  Carnival Corp. Class A....................................     14,000        387,660
                                                                           -----------
Medical Equipment & Supplies -- 0.8%
  Medtronic, Inc. ..........................................     12,300        527,055
                                                                           -----------
Oil & Gas -- 1.1%
  Anadarko Petroleum Corp. .................................      3,810        187,833
  ChevronTexaco Corp. ......................................      5,352        473,652
  (b)Nabors Industries Ltd. ................................      1,800         63,270
                                                                           -----------
                                                                               724,755
                                                                           -----------
Retail Merchandising -- 4.4%
  Home Depot, Inc. .........................................      3,510        128,922
  Lowe's Companies, Inc. ...................................     15,800        717,320

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Retail Merchandising (Continued)
  Sears, Roebuck & Co. .....................................      3,700    $   200,910
  Target Corp. .............................................     17,285        658,559
  The TJX Companies, Inc. ..................................     10,100        198,061
  Wal-Mart Stores, Inc. ....................................     13,775        757,762
  Walgreen Co. .............................................      4,100        158,383
                                                                           -----------
                                                                             2,819,917
                                                                           -----------
Semiconductors -- 2.7%
  (b)Applied Materials, Inc. ...............................     27,125        515,918
  Intel Corp. ..............................................     18,000        328,860
  (b)Maxim Integrated Products, Inc. .......................      6,200        237,646
  (b)Taiwan Semiconductor Manufacturing Co. Ltd. ADR........     48,263        627,412
                                                                           -----------
                                                                             1,709,836
                                                                           -----------
Software -- 1.3%
  (b)Microsoft Corp. .......................................     15,700        858,790
                                                                           -----------
Utilities -- 0.3%
  Duke Energy Corp. ........................................      5,975        185,823
                                                                           -----------
    TOTAL COMMON STOCKS.....................................                25,565,690
                                                                           -----------

                                                               MATURITY     PRINCIPAL
                                                                 DATE         AMOUNT
                                                              ----------    ----------
CORPORATE BONDS -- 31.0%
Aerospace & Defense -- 1.2%
  United Technologies Corp., 6.10%..........................  05/15/2012    $  750,000        776,811
                                                                                          -----------
Banks -- 3.8%
  Bank of America Corp., 7.13%..............................  09/15/2006       750,000        818,600
  Regions Financial Corp., 6.38%............................  05/15/2012       750,000        771,974
  Wells Fargo & Co., 7.55%..................................  06/21/2010       750,000        835,645
                                                                                          -----------
                                                                                            2,426,219
                                                                                          -----------
Communications -- 1.2%
  SBC Communications, Inc., 6.25%...........................  03/15/2011       750,000        767,838
                                                                                          -----------
Computers -- 2.1%
  Electronic Data Systems, 6.85%............................  10/15/2004     1,000,000      1,057,535
  Sun Microsystems, Inc., 7.00%.............................  08/15/2002       250,000        250,898
                                                                                          -----------
                                                                                            1,308,433
                                                                                          -----------
Entertainment -- 1.0%
  Walt Disney Co., 4.88%....................................  07/02/2004    $  650,000    $   664,223
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                               MATURITY     PRINCIPAL
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                DATE         AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Finance -- 16.1%
  Countrywide Home Loans, Inc., 5.63%.......................  05/15/2007    $  750,000    $   766,921
  Fannie Mae, 6.41%.........................................  03/08/2006     1,000,000      1,082,021
  Fannie Mae Discount Note, 0.00%...........................  09/20/2002     3,000,000      2,988,455
  Federal Home Loan Bank, 5.88%.............................  11/15/2007     1,000,000      1,060,978
  Ford Motor Credit Co., 6.50%..............................  01/25/2007       500,000        500,457
  Freddie Mac, 5.00%........................................  01/15/2004     1,000,000      1,036,425
  Goldman Sachs Group, Inc., 6.60%..........................  01/15/2012       500,000        509,304
  Household Financial Corp., 5.75%..........................  01/30/2007       750,000        741,854
  International Lease Finance Corp., 5.80%..................  08/15/2007       750,000        764,982
  Mellon Funding Corp., 4.88%...............................  06/15/2007       750,000        754,780
                                                                                          -----------
                                                                                           10,206,177
                                                                                          -----------
Food & Food Distributors -- 2.8%
  Safeway, Inc., 6.15%......................................  03/01/2006       750,000        788,530
  Unilever NV, 6.63%........................................  04/15/2028     1,000,000        990,719
                                                                                          -----------
                                                                                            1,779,249
                                                                                          -----------
Oil Equipment & Services -- 0.8%
  Baker Hughes, Inc., 6.25%.................................  01/15/2009       500,000        514,681
                                                                                          -----------
Retail Merchandising -- 1.2%
  Target Corp., 6.35%.......................................  01/15/2011       750,000        787,728
                                                                                          -----------
Utilities -- 0.8%
  Consolidated Edison Co. NY, 5.63%.........................  07/01/2012       500,000        494,161
                                                                                          -----------
    TOTAL CORPORATE BONDS...................................                               19,725,520
                                                                                          -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 26.9%
Federal Home Loan Mortgage Corporation -- 0.8%
  Pool #380054, 9.00%.......................................  08/01/2004       125,427        128,894
  Pool #380061, 9.00%.......................................  12/01/2004       135,253        140,904
  Pool #200089, 9.50%.......................................  08/01/2005       107,747        112,089
  Pool #730238, 9.50%.......................................  03/01/2006        34,138         35,974
  Pool #309774, 8.00%.......................................  11/01/2008        94,877         99,882
                                                                                          -----------
                                                                                              517,743
                                                                                          -----------
Federal National Mortgage Association -- 3.3%
  Pool #205994, 7.00%.......................................  03/01/2008       104,577        110,478
  Pool #10072, 7.75%........................................  03/01/2008        60,653         64,109
  Pool #3918, 7.75%.........................................  05/01/2008        38,589         40,787
  Pool #251782, 10.50%......................................  03/01/2018        85,504         97,906
  Pool #538673, 8.00%.......................................  06/01/2023       163,193        175,019

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                               MATURITY     PRINCIPAL
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                DATE         AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
Federal National Mortgage Association (Continued)
  Pool #496046, 8.50%.......................................  10/01/2026    $  375,161    $   404,221
  Pool #499418, 8.00%.......................................  10/01/2027       163,886        175,763
  Pool #496045, 8.00%.......................................  01/01/2028       274,163        294,365
  Pool #252397, 7.50%.......................................  05/01/2028       261,444        276,083
  Pool #516898, 7.00%.......................................  01/01/2030       474,498        492,209
                                                                                          -----------
                                                                                            2,130,940
                                                                                          -----------
Government National Mortgage Association -- 3.6%
  Pool #2450, 8.00%.........................................  03/15/2007        35,665         38,033
  Pool #23094, 7.50%........................................  11/15/2007       267,546        281,560
  Pool #363360, 8.00%.......................................  08/15/2008       181,303        193,797
  Pool #370871, 6.50%.......................................  10/15/2008       635,349        669,245
  Pool #525348, 7.50%.......................................  09/15/2015       438,041        465,401
  Pool #348813, 7.50%.......................................  06/15/2023       620,026        659,655
                                                                                          -----------
                                                                                            2,307,691
                                                                                          -----------
U.S. Treasury Bonds -- 11.7%
  9.25%.....................................................  02/15/2016     2,000,000      2,748,502
  7.25%.....................................................  05/15/2016     3,500,000      4,124,946
  6.25%.....................................................  08/15/2023       500,000        535,714
                                                                                          -----------
                                                                                            7,409,162
                                                                                          -----------
U.S. Treasury Notes -- 7.5%
  5.75%.....................................................  08/15/2010     4,000,000      4,278,752
  5.00%.....................................................  08/15/2011       500,000        506,945
                                                                                          -----------
                                                                                            4,785,697
                                                                                          -----------
    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS............                               17,151,233
                                                                                          -----------
                                                                              SHARES
                                                                            ----------
SHORT-TERM INVESTMENTS -- 0.7%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................                   423,381    $   423,381
                                                                                          -----------
    TOTAL SHORT-TERM INVESTMENTS............................                                  423,381
                                                                                          -----------
    (a)TOTAL INVESTMENTS -- 98.7% (COST $63,971,280)........                               62,865,824
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%...............                                  812,218
                                                                                          -----------
NET ASSETS -- 100.0%........................................                              $63,678,042
                                                                                          ===========

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................  $ 2,035,772
Unrealized depreciation............................   (3,141,228)
                                                     -----------
Net unrealized depreciation........................  $(1,105,456)
                                                     ===========

(b) Denotes a non-income producing security.

ADR American Depositary Receipt

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

2002 Semi Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return of the Bond Portfolio for the six months ended June 30, 2002, was 2.61%. That compares to a 3.79% total return for the Portfolio's benchmark index, the Lehman Brothers Aggregate Bond Index.(1)

The Portfolio is sub-advised by Western Asset Management Company ("Western"). Western primarily invests in a diversified Portfolio of fixed-income securities, and actively manages by focusing on sector allocation, issue selection, duration and term structure.

Economic growth improved somewhat during the period, while inflation and interest rates remained low. The Bond Portfolio maintained a longer duration than that of its benchmark, which allowed the Portfolio to lock in relatively high yields as rates fell modestly during the period. We maintained a moderate exposure to Treasury inflation-protected securities, with an emphasis on the long end of the yield curve. That strategy benefited the Portfolio as real yields fell. The Portfolio's overweighted position in mortgage-backed securities also helped performance as spreads narrowed. An emphasis on discount coupons and GNMAs helped minimize pre-payment risk, improving returns from the mortgage sector investments of the Portfolio. An overweight exposure to investment grade, high yield and emerging market credit sectors was the principal source of underperformance for the period.

The largest sector holdings (as a percentage of total net assets) of the Portfolio include:

SECTOR*                                                         %
-------                                                       -----
Agency Obligations..........................................  44.3%
Corporate Bonds.............................................  34.7%
Asset Backed Securities.....................................  15.6%
Short-Term Investments......................................  13.3%
U.S. Treasury Obligations...................................   9.8%
Foreign Bonds...............................................   6.4%

The economy should continue to improve going forward, although perhaps not as strongly as some investors expect, and inflation should remain low. We expect long-term yields to gradually decline in that environment. Corporate bonds and emerging markets securities will likely perform well, as spreads should gradually tighten. Treasury inflation-protected securities still look attractive and will serve as an excellent hedge if the economy falls back into a recession or if inflation unexpectedly rises. Mortgage-backed bonds now appear less appealing as spreads tighten and prepayment risk rises.

Rosanne Gatta
President

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

(1) The Lehman Brothers Aggregate Bond Index is comprised of the Lehman Brothers Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Bond Portfolio reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. The total return of the Portfolio does not reflect the effect of any insurance charges or the annual maintenance fee. Such charges and expenses would reduce the performance quoted. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
* The composition of the portfolio is subject to change.

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Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 44.3%
Federal Home Loan Mortgage Corporation -- 5.2%
  Pool #309774, 8.00%.......................................    11/01/2008    $   94,877    $     99,882
  Pool #170217, 8.00%.......................................    03/01/2017         7,920           8,519
  Pool #C01172, 6.50%.......................................    05/01/2031       903,191         922,744
  Gold Pool #C01184, 6.50%..................................    06/01/2031       183,751         187,729
  Gold Pool #C60657
    6.50%...................................................    11/01/2031       850,317         868,726
    6.25%...................................................    07/15/2032       500,000         502,698
  TBA Gold, 7.50%...........................................    07/01/2032       400,000         419,875
                                                                                            ------------
                                                                                               3,010,173
                                                                                            ------------
Federal National Mortgage Association -- 14.6%
    5.00%...................................................    01/15/2007       600,000         616,376
    6.00%...................................................    05/15/2011     1,060,000       1,110,907
    5.38%...................................................    11/15/2011        40,000          40,039
  Pool #50544, 8.00%........................................    03/01/2022       195,339         209,733
  Pool #538673, 8.00%.......................................    06/01/2023       137,051         146,983
  Series 2001-W2, Class AS1, 4.49%..........................    08/25/2028       283,777         284,864
  Pool #251532, 10.50%......................................    11/01/2017        89,368         102,248
  Pool #25228, 7.00%........................................    12/01/2028       191,522         199,216
  Pool #252396, 7.00%.......................................    09/01/2028       556,212         578,353
  Pool #252471, 8.50%.......................................    04/01/2028       494,990         534,330
  (b)TBA, 6.00%.............................................    07/01/2032     1,500,000       1,495,313
  (b)TBA, 7.00%.............................................    07/01/2032     3,000,000       3,105,937
                                                                                            ------------
                                                                                               8,424,299
                                                                                            ------------
Government National Mortgage Association -- 24.5%
  Pool #387078, 7.00%.......................................    04/15/2009       227,387         241,876
  Pool #348813, 7.50%.......................................    06/15/2023       620,026         659,655
  Pool #366564, 7.50%.......................................    09/15/2023       617,461         656,927
  Pool #536369, 7.50%.......................................    11/15/2030       210,799         222,647
  Series 1999-C2, Class A2, 6.95%...........................    09/15/2033       800,000         869,527
  Pool #250559, 7.50%.......................................    03/01/2026       226,204         241,158
  (b)TBA, 6.50%.............................................    07/01/2032     8,200,000       8,361,442
  (b)TBA, 7.00%.............................................    07/15/2032     2,800,000       2,905,874
                                                                                            ------------
                                                                                              14,159,106
                                                                                            ------------
TOTAL AGENCY OBLIGATIONS....................................                                  25,593,578
                                                                                            ------------

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Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 34.7%
Aerospace & Defense -- 0.7%
  Lear Corp., 7.96%.........................................    05/15/2005    $   30,000    $     30,926
  Lear Corp., Series B, 8.11%...............................    05/15/2009        30,000          30,750
  Lockheed Martin Corp., 8.50%..............................    12/01/2029       300,000         362,113
                                                                                            ------------
                                                                                                 423,789
                                                                                            ------------
Automobiles -- 0.2%
  Ford Motor Co., 8.90%.....................................    01/15/2032       120,000         129,850
                                                                                            ------------
Automotive & Equipment -- 0.1%
  American Axle & Manufacturing, Inc., 9.75%................    03/01/2009        17,000          18,020
  Avis Group Holdings, Inc., 11.00%.........................    05/01/2009        51,000          55,590
                                                                                            ------------
                                                                                                  73,610
                                                                                            ------------
Banks -- 1.7%
  Bank of America Corp., 7.13%..............................    09/15/2006       200,000         218,293
  Bank of America Corp., 7.40%..............................    01/15/2011       100,000         109,520
  First Union National Bank, 7.80%..........................    08/18/2010       500,000         559,650
  Sumitomo Mitsui Bank Corp., 8.00%.........................    06/15/2012       100,000         100,818
                                                                                            ------------
                                                                                                 988,281
                                                                                            ------------
Beverages -- 1.2%
  Anheuser Busch Co., Inc., 7.50%...........................    03/15/2012       300,000         345,091
  Constellation Brands, Inc., 8.00%.........................    02/15/2008        26,000          26,780
  Constellation Brands, Inc., 8.13%.........................    01/15/2012        11,000          11,289
  Pepsi Bottling Group, Inc., 7.00%.........................    03/01/2029       300,000         319,244
                                                                                            ------------
                                                                                                 702,404
                                                                                            ------------
Broadcasting & Publishing -- 0.1%
  Chancellor Media Corp., 8.00%.............................    11/01/2008        12,000          11,880
  Chancellor Media Corp., 8.13%.............................    12/15/2007        51,000          49,725
                                                                                            ------------
                                                                                                  61,605
                                                                                            ------------
Building & Building Services -- 0.5%
  American Standard, Inc., 7.38%............................    04/15/2005        40,000          41,200
  American Standard, Inc., 7.38%............................    02/01/2008         5,000           5,150
  American Standard, Inc., 7.63%............................    02/15/2010        17,000          17,510
  (d)Beazer Homes USA, Inc., 8.38%..........................    04/15/2012        12,000          12,120
  Nortek, Inc., 9.25%.......................................    03/15/2007        10,000          10,125
  Nortek, Inc., 8.88%.......................................    08/01/2008        55,000          55,412
  Packaging Corporation of America, 9.63%...................    04/01/2009        30,000          32,400

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Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Building & Building Services (Continued)
  Pulte Homes, Inc., 7.88%..................................    08/01/2011    $   28,000    $     29,489
  Ryland Group, Inc., 8.00%.................................    08/15/2006        19,000          19,143
  Ryland Group, Inc., 8.25%.................................    04/01/2008        10,000          10,000
  Schuler Homes, Inc., 9.38%................................    07/15/2009        40,000          40,800
                                                                                            ------------
                                                                                                 273,349
                                                                                            ------------
Chemicals & Allied Products -- 0.5%
  Georgia-Pacific Corp., 9.50%..............................    12/01/2011         5,000           5,089
  (d)Lyondell Chemical Co., 9.50%...........................    12/15/2008         5,000           4,688
  Macdermid, Inc., 9.13%....................................    07/15/2011        18,000          18,900
  Raytheon Co., 6.75%.......................................    08/15/2007       150,000         159,321
  Raytheon Co., 7.20%.......................................    08/15/2027       120,000         122,520
                                                                                            ------------
                                                                                                 310,518
                                                                                            ------------
Communications -- 3.6%
  AOL Time Warner, Inc., 7.70%..............................    05/01/2032       170,000         150,807
  AT&T Corp., 6.50%.........................................    03/15/2029       180,000         124,200
  (d)AT&T Corp., 8.00%......................................    11/15/2031        90,000          70,650
  Bell Atlantic Financial, 4.25%............................    09/15/2005       450,000         473,115
  BellSouth Corp., 6.88%....................................    10/15/2031       250,000         247,631
  British Telecom PLC, 8.38%................................    12/15/2010       200,000         217,640
  Charter Communications Holdings, 8.63%....................    04/01/2009        68,000          45,560
  Crown Castle International Corp., 9.38%...................    08/01/2011        10,000           6,300
  Emmis Communications Corp., 8.13%.........................    03/15/2009         8,000           7,800
  Fox/Liberty Networks LLC, 8.88%...........................    08/15/2007        22,000          22,660
  France Telecom SA, 8.25%..................................    03/01/2011        50,000          45,654
  Insight Communications, Inc., 0.00%.......................    02/15/2011        30,000          12,900
  Mediacom LLC, 9.50%.......................................    01/15/2013        21,000          18,165
  Nextel Communications, Inc., 9.38%........................    11/15/2009        17,000           8,628
  (d)Panamsat Corp., 8.50%..................................    02/01/2012        29,000          26,680
  (c)(d)Qwest Capital Funding, Inc., 2.46%..................    07/08/2002       230,000         225,400
  Qwest Corp., 7.63%........................................    06/09/2003       200,000         184,000
  Sprint Capital Corp., 6.13%...............................    11/15/2008       100,000          76,523
  Sprint Capital Corp., 7.63%...............................    01/30/2011        50,000          39,782
  WorldCom, Inc., 6.40%.....................................    08/15/2005       200,000          30,000
  WorldCom, Inc., 8.25%.....................................    05/15/2031       170,000          25,500
                                                                                            ------------
                                                                                               2,059,595
                                                                                            ------------

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--------------------------------------------------------------------------------
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Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Computers -- 1.8%
  Echostar DBS Corp., 9.38%.................................    02/01/2009    $   62,000    $     57,350
  (d)Echostar DBS Corp., 9.13%..............................    01/15/2009        10,000           9,150
  Electronic Data Systems Corp., 6.85%......................    10/15/2004       400,000         423,014
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002       500,000         501,796
  Unisys Corp., 7.25%.......................................    01/15/2005        31,000          30,380
                                                                                            ------------
                                                                                               1,021,690
                                                                                            ------------
Electronics -- 0.6%
  AES Corp., 8.75%..........................................    12/15/2002        10,000           9,300
  AES Corp., 9.50%..........................................    06/01/2009        34,000          22,440
  Flextronics International Ltd., 9.88%.....................    07/01/2010        24,000          25,080
  General Electric Capital Trust, 5.88%.....................    02/15/2012       280,000         277,310
  (d)L-3 Communications Corp., 7.63%........................    06/15/2012        24,000          24,060
                                                                                            ------------
                                                                                                 358,190
                                                                                            ------------
Energy -- 1.7%
  CMS Energy Corp., 9.88%...................................    10/15/2007        30,000          22,500
  CMS Energy Corp., 8.50%...................................    04/15/2011        60,000          42,600
  Emerson Electric Co., 7.88%...............................    06/01/2005       500,000         550,689
  Hydro-Quebec, 6.30%.......................................    05/11/2011       140,000         148,411
  Hydro-Quebec, 7.50%.......................................    04/01/2016       110,000         127,818
  Mirant Americas Generation LLC, 9.13%.....................    05/01/2031       140,000         100,100
  XTO Energy, Inc., 7.50%...................................    04/15/2012        10,000          10,200
                                                                                            ------------
                                                                                               1,002,318
                                                                                            ------------
Entertainment -- 0.5%
  CSC Holdings, Inc., 7.63%.................................    04/01/2011       112,000          90,113
  Harrah's Operating Co., Inc., 7.88%.......................    12/15/2005        60,000          61,650
  International Game Technology, 8.38%......................    05/15/2009        33,000          34,815
  Mohegan Tribal Gaming, 8.13%..............................    01/01/2006        10,000          10,250
  Mohegan Tribal Gaming, 8.75%..............................    01/01/2009        11,000          11,399
  Mohegan Tribal Gaming, 8.38%..............................    07/01/2011        20,000          20,425
  Park Place Entertainment Corp., 9.38%.....................    02/15/2007        60,000          62,700
  Premier Parks, Inc., 0.00%................................    04/01/2008         5,000           4,875
  Six Flags, Inc., 9.50%....................................    02/01/2009         8,000           8,160
                                                                                            ------------
                                                                                                 304,387
                                                                                            ------------
Fertilizers -- 0.0%
  IMC Global, Inc., Series B, 10.88%........................    06/01/2008         9,000           9,675
                                                                                            ------------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Finance -- 8.9%
  Anadarko Finance Co., 7.50%...............................    05/01/2031    $  300,000    $    319,994
  Citigroup, Inc., 6.50%....................................    01/18/2011       500,000         519,916
  Credit Suisse FirstBoston USA, Inc., 5.75%................    04/15/2007       150,000         153,457
  (d)Dryden Investor Trust, 7.16%...........................    07/23/2008       111,463         116,439
  Ford Motor Credit Corp., 7.38%............................    10/28/2009       100,000         103,520
  Ford Motor Credit Corp., 7.38%............................    02/01/2011       260,000         263,352
  Freddie Mac, 5.00%........................................    01/15/2004     1,500,000       1,554,637
  General Electric Capital Corp., 6.75%.....................    03/15/2032       160,000         157,164
  Goldman Sachs Group, Inc., 6.60%..........................    01/15/2012       410,000         417,628
  Household Finance Corp., 7.20%............................    07/15/2006       100,000         104,924
  Household Finance Corp., 6.50%............................    11/15/2008       110,000         110,351
  Household Finance Corp., 8.00%............................    07/15/2010        60,000          63,373
  Household Finance Corp., 7.00%............................    05/15/2012        70,000          69,605
  JP Morgan Chase & Co., 6.63%..............................    03/15/2012       270,000         277,672
  KFW International Finance, Inc., 4.75%....................    01/24/2007       170,000         172,289
  PDVSA Finance Ltd., 8.50%.................................    11/16/2012       130,000         113,750
  (d)Petrozuata Finance, Inc., 8.22%........................    04/01/2017       110,000          73,700
  (d)Systems 2001 Asset Trust, 6.66%........................    09/15/2013       199,407         211,852
  Wells Fargo & Co., 6.45%..................................    02/01/2011       300,000         313,553
  Williams Holdings of Delaware, Inc., 6.25%................    02/01/2006        50,000          41,264
                                                                                            ------------
                                                                                               5,158,440
                                                                                            ------------
Food & Food Distributors -- 0.9%
  Fleming Cos., Inc., 9.25%.................................    06/15/2010        12,000          11,820
  Kellogg Co., 6.60%........................................    04/01/2011        80,000          83,885
  Nabisco, Inc., 7.55%......................................    06/15/2015       100,000         115,382
  Sara Lee Corp., 6.25%.....................................    09/15/2011       280,000         289,864
  Smithfield Foods, Inc., 8.00%.............................    10/15/2009        22,000          22,330
  YUM! Brands, Inc., 7.70%..................................    07/01/2012        15,000          15,000
                                                                                            ------------
                                                                                                 538,281
                                                                                            ------------
Forestry -- 0.7%
  Tembec Industries, Inc., 8.50%............................    02/01/2011        22,000          22,660
  (d)Weyerhaeuser Co., 6.75%................................    03/15/2012       150,000         155,327
  (d)Weyerhaeuser Co., 7.38%................................    03/15/2032       220,000         223,299
                                                                                            ------------
                                                                                                 401,286
                                                                                            ------------

--------------------------------------------------------------------------------
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Bond Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Healthcare -- 0.1%
  (d)Healthsouth Corp., 7.63%...............................    06/01/2012    $   15,000    $     14,859
  Manor Care, Inc., 7.50%...................................    06/15/2006        30,000          31,014
                                                                                            ------------
                                                                                                  45,873
                                                                                            ------------
Hotels -- 0.1%
  Extended Stay America, Inc., 9.88%........................    06/15/2011        10,000          10,200
  HMH Properties, Inc., 7.88%...............................    08/01/2008        20,000          19,050
  HMH Properties, Inc., 8.45%...............................    12/01/2008         6,000           5,880
  MGM Mirage, Inc., 6.63%...................................    02/01/2005        28,000          28,283
                                                                                            ------------
                                                                                                  63,413
                                                                                            ------------
Insurance -- 0.4%
  XL Capital Ltd., 6.50%....................................    01/15/2012       200,000         207,028
                                                                                            ------------
Machinery -- 0.0%
  Agco Corp., 9.50%.........................................    05/01/2008        13,000          13,748
                                                                                            ------------
Manufacturing -- 1.2%
  AK Steel Corp., 7.88%.....................................    02/15/2009        60,000          60,000
  Terex Corp., 10.38%.......................................    04/01/2011        50,000          53,750
  Tyco International Group SA, 6.88%........................    09/05/2002       140,000         135,853
  Tyco International Group SA, 5.88%........................    11/01/2004        10,000           8,081
  Tyco International Group SA, 6.13%........................    11/01/2008        10,000           7,693
  Tyco International Group SA, 6.38%........................    10/15/2011       210,000         160,757
  Tyco International Group SA, 7.00%........................    06/15/2028       130,000          92,203
  Tyco International Group SA, 6.88%........................    01/15/2029       200,000         141,904
  (c)Tyco International Group SA, 2.37%.....................    07/30/2003        10,000           8,100
                                                                                            ------------
                                                                                                 668,341
                                                                                            ------------
Medical & Medical Services -- 1.1%
  Biovail Corp., 7.88%......................................    04/01/2010        20,000          19,300
  Bristol-Meyers Squibb Co., 5.75%..........................    10/01/2011       260,000         258,685
  Coventry Health Care, Inc., 8.13%.........................    02/15/2012        17,000          17,340
  Fresenius Medical Care Capital Trust, 7.88%...............    06/15/2011        30,000          26,850
  HCA - The Healthcare Co., 7.13%...........................    06/01/2006        30,000          31,466
  HCA - The Healthcare Co., 8.75%...........................    09/01/2010        27,000          30,469
  HCA - The Healthcare Co., 6.91%...........................    06/15/2005        10,000          10,434
  HCA - The Healthcare Co., 7.25%...........................    05/20/2008        28,000          29,354
  Healthsouth Corp., 8.50%..................................    02/01/2008        30,000          31,500
  Healthsouth Corp., 10.75%.................................    10/01/2008        77,000          85,085
  Manor Care, Inc., 8.00%...................................    03/01/2008        28,000          28,875

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Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Medical & Medical Services (Continued)
  Omnicare, Inc., 8.13%.....................................    03/15/2011    $   38,000    $     39,140
  (d)Ventas Realty Capital Corp., 8.75%.....................    05/01/2009        10,000          10,100
                                                                                            ------------
                                                                                                 618,598
                                                                                            ------------
Metals & Mining -- 0.1%
  P&L Coal Holdings Corp., 8.88%............................    05/15/2008        71,000          74,728
                                                                                            ------------
Oil & Gas -- 2.9%
  Apache Corp., 6.25%.......................................    04/15/2012       100,000         103,237
  Conoco Funding Corp., 6.35%...............................    10/15/2011       170,000         176,249
  Conoco Funding Corp., 7.25%...............................    10/15/2031        20,000          21,187
  Conoco, Inc., 6.95%.......................................    04/15/2029       100,000         102,198
  Dynegy Holdings, Inc., 8.75%..............................    02/15/2012       160,000         119,200
  El Paso Corp., 0.00%......................................    02/28/2021       180,000          73,350
  El Paso Corp., 7.80%......................................    08/01/2031        70,000          65,521
  El Paso Corp., 7.75%......................................    01/15/2032       140,000         129,828
  (d)El Paso Corp., 8.38%...................................    06/15/2032        10,000          10,284
  (d)Forest Oil Corp., 7.75%................................    05/01/2014        30,000          28,950
  Ocean Energy, Inc., Series B, 8.88%.......................    07/15/2007        20,000          20,850
  Ocean Energy, Inc., Series B, 8.38%.......................    07/01/2008        30,000          31,650
  Parker & Parsley Petroleum, 8.25%.........................    08/15/2007        10,000          10,546
  (d)Petroliam Nasional Berhd, 7.63%........................    10/15/2026        20,000          19,006
  (d)Petronas Capital Ltd., 7.88%...........................    05/22/2022        70,000          69,539
  Phillips Petroleum Co., 8.75%.............................    05/25/2010       200,000         237,484
  Pioneer Natural Resources Co., 9.63%......................    04/01/2010        30,000          32,972
  Sonat, Inc., 7.63%........................................    07/15/2011       120,000         118,081
  Tennessee Gas Pipeline, 8.38%.............................    06/15/2032        60,000          62,049
  Triton Energy Ltd., 8.88%.................................    10/01/2007         3,000           3,300
  Vintage Petroleum, Inc., 9.00%............................    12/15/2005         6,000           5,940
  Vintage Petroleum, Inc., 7.88%............................    05/15/2011        20,000          18,100
  (d)Vintage Petroleum, Inc., 8.25%.........................    05/01/2012        21,000          20,633
  (d)Western Oil Sands, Inc., 8.38%.........................    05/01/2012        29,000          29,073
  (d)Williams Co., Inc., 8.75%..............................    03/15/2032       100,000          81,459
  Williams Co., Inc., 7.75%.................................    06/15/2031       100,000          73,296
                                                                                            ------------
                                                                                               1,663,982
                                                                                            ------------

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Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Paper & Forest Products -- 0.2%
  Georgia-Pacific Corp., 8.88%..............................    05/15/2031    $   26,000    $     24,474
  Meadwestvaco Corp., 6.85%.................................    04/01/2012       100,000         104,987
  Norske Skog, 8.63%........................................    06/15/2011        14,000          14,350
                                                                                            ------------
                                                                                                 143,811
                                                                                            ------------
Railroads -- 1.5%
  Kansas City Southern Railroads, 9.50%.....................    10/01/2008        13,000          14,056
  Union Pacific Corp., 6.70%................................    12/01/2006       500,000         532,578
  Union Pacific Corp., 7.13%................................    02/01/2028       300,000         310,979
                                                                                            ------------
                                                                                                 857,613
                                                                                            ------------
Retail Merchandising -- 0.9%
  Target Corp., 5.88%.......................................    03/01/2012       280,000         283,166
  Wal-Mart Stores, 7.55%....................................    02/15/2030       200,000         229,894
                                                                                            ------------
                                                                                                 513,060
                                                                                            ------------
Tobacco -- 1.2%
  Philip Morris Co., Inc., 7.75%............................    01/15/2027       415,000         440,099
  RJ Reynolds Tobacco Holdings, 7.75%.......................    05/15/2006       110,000         118,345
  RJ Reynolds Tobacco Holdings, 7.25%.......................    06/01/2012       130,000         133,115
                                                                                            ------------
                                                                                                 691,559
                                                                                            ------------
Toys -- 0.1%
  Hasbro, Inc., 5.60%.......................................    11/01/2005        31,000          29,295
                                                                                            ------------
Transportation -- 0.1%
  Teekay Shipping, Inc., 8.88%..............................    07/15/2011        28,000          29,120
                                                                                            ------------
Utilities -- 0.5%
  Calpine Corp., 8.25%......................................    08/15/2005        70,000          51,100
  Calpine Corp., 8.50%......................................    02/15/2011        22,000          14,740
  FirstEnergy Corp., 6.45%..................................    11/15/2011        70,000          67,963
  FirstEnergy Corp., 7.38%..................................    11/15/2031       160,000         151,830
                                                                                            ------------
                                                                                                 285,633
                                                                                            ------------
Waste Management -- 0.6%
  Allied Waste North America, 8.88%.........................    04/01/2008       100,000          98,000
  Waste Management, Inc., 7.38%.............................    08/01/2010       240,000         249,204
                                                                                            ------------
                                                                                                 347,204
                                                                                            ------------
    TOTAL CORPORATE BONDS...................................                                  20,070,274
                                                                                            ------------

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Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 15.6%
  (c)Amortizing Residential Collateral Trust, 2.12%.........    01/01/2032..  $  190,704    $    190,710
  (c)Bayview Financial Acquisition Trust, Series 2001-DA,
    Class A, 2.22%..........................................    11/25/2031       689,966         689,826
  Bayview Financial Acquisition Trust IO, 14.00%............    07/25/2004       800,000         107,500
  (c)Chase Funding Loan Acquisition Trust, Series 2001-AD1,
    Class 1A1, 2.07%........................................    12/25/2015       251,894         251,969
  (c)Conseco Finance, Series 2001-C, Class A1, 1.98%........    09/15/2018       173,663         173,637
  Conseco Finance Securitizations Corp., Series 2001-1,
    Class A5, 6.99%.........................................    07/01/2032       600,000         626,258
  (c)Conseco Finance Securitizations Corp., Series 2001-3,
    Class A1, 1.97%.........................................    05/01/2033       416,179         416,019
  (c)Countrywide Asset Backed Certificates, Series 2001-BC3,
    Class A, 2.08%..........................................    12/25/2031       385,974         385,271
  (c)Countrywide Asset Backed Certificates, Series 2001-3,
    Class A1, 2.09%.........................................    01/25/2032       381,873         381,439
  (c)Credit Based Asset Servicing & Securitization, Series
    2000-CB2, Class A1F, 2.06%..............................    07/25/2014        39,358          39,360
  (c)Credit Based Asset Servicing & Securitization, Series
    2001-CB4, Class 1AIO, 5.00%.............................    11/25/2033     1,800,000          31,770
  (c)CS First Boston Mortgage Securities Corp., Series
    2001-TFLA, Class A1, 2.29%..............................    12/15/2011       370,000         367,577
  (c)Daimler Chrysler Master Owner Trust, 1.90%.............    05/15/2007       150,000         150,043
  (c)EQCC Asset Backed Corp., 2.14%.........................    10/25/2031       352,432         352,432
  (c)Hanareum International Funding Ltd., 2.30%.............    12/14/2011       239,681         239,552
  (c)Holmes Financing PLC, 2.17%............................    07/15/2015       460,000         460,434
  Home Loan Trust, Series 2001-HLV2, Class A1B, 4.93%.......    01/25/2012        10,531          10,579
  HomeQ Asset Backed Certificates, Series 2001-I, Class AH1,
    5.27%...................................................    03/15/2013        41,024          41,039
  LB-UBS Commercial Mortgage Trust IO, 1.21%................    06/15/2036       794,209          47,084
  Lehman ABS Manufacturing Contract, Series 2001-B, Class
    A3, 4.35%...............................................    05/15/2014       500,000         504,509
  Lehman ABS Manufacturing Contract, Series 2001-B, Class
    A6, 6.47%...............................................    08/15/2028       500,000         500,977
  (c)Lehman Brothers, Series 2001-LLFA, Class A, 2.08%......    08/16/2013       428,403         428,731
  (c)Long Beach Asset Holdings Corp., Series 2001-2,
    2.09%...................................................    08/26/2008        66,372          66,209
  (c)Medallion Trust, Series 2000-2G Class A1, 2.08%........    12/18/2031       388,164         388,465
  (c)Merrill Lynch Mortgage Investors, Inc., Series
    2002-NC1, 2.54%.........................................    08/25/2009        99,567          99,657
  (c)Metris Master Trust, Series 2001-3, Class A, 2.07%.....    07/21/2008       460,000         460,587
  (c)Oakwood Mortgage Investors, Inc., Series 2001-D, Class
    A1, 1.99%...............................................    07/15/2013       380,935         380,815
  (c)Residential Asset Securities Corp., Series 2001-KS2,
    Class AI1, 1.95%........................................    04/25/2018       224,381         224,318
  (c)Residential Asset Securities Corp., Series 2001-KS3,
    Class AI1, 2.07%........................................    09/25/2031       376,531         375,906
  (c)Salomon Brothers Mortgage Securities, Series 1998-NC1,
    Class A, 2.08%..........................................    03/25/2028        46,908          46,841
  Security National Mortgage Loan Trust, Series 2001-3A,
    Class A1, 3.60%.........................................    07/25/2010       310,080         310,069
  (c)Student Loan Marketing Association, Series 1997-3,
    Class A1, 2.31%.........................................    04/25/2006       120,656         120,775
  (c)Torrens Trust, 2.10%...................................    07/15/2031       168,028         168,266
                                                                                            ------------
    TOTAL ASSET BACKED SECURITIES...........................                                   9,038,624
                                                                                            ------------

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Market Street Fund
Bond Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.8%
  U.S. Treasury Bonds -- 2.1%
    5.25%...................................................    11/15/2028    $  525,000    $    493,613
    6.13%...................................................    08/15/2029       330,000         350,479
    5.38%...................................................    02/15/2031       390,000         381,895
                                                                                            ------------
                                                                                               1,225,987
                                                                                            ------------
  U.S. Treasury Inflation Protected Bonds -- 6.6%
    3.88%...................................................    04/15/2029     3,080,000       3,796,582
                                                                                            ------------
  U.S. Treasury Note -- 0.5%
    4.75%...................................................    11/15/2008       280,000         285,123
                                                                                            ------------
  U.S. Treasury Strips -- 0.6%
    0.00%...................................................    11/15/2027     1,650,000         370,004
                                                                                            ------------
      TOTAL U.S. TREASURY OBLIGATIONS.......................                                   5,677,696
                                                                                            ------------
FOREIGN BONDS -- 6.4%
Foreign Government -- 6.4%
  Federal Republic of Brazil, 14.50%........................    10/15/2009        80,000          60,000
  Federal Republic of Brazil, 12.00%........................    04/15/2010       120,000          79,200
  Federal Republic of Brazil, 8.00%.........................    04/15/2014       172,397         107,533
  Federal Republic of Brazil, 8.00%.........................    04/15/2014       498,721         311,076
  Federal Republic of Brazil, 11.00%........................    08/17/2040       175,000          98,000
  (c)Federal Republic of Brazil, 3.13%......................    04/15/2009        70,000          43,575
  (c)Federal Republic of Brazil, 3.13%......................    04/15/2012       100,000          53,000
  (c)Federal Republic of Brazil, 3.13%......................    04/15/2012        80,000          42,400
  Province of Quebec, 7.13%.................................    02/09/2024        80,000          86,830
  Province of Quebec, 7.50%.................................    09/15/2029        20,000          22,901
  (c)Republic of Bulgaria, 2.81%............................    07/28/2011       215,600         191,615
  (c)Republic of Bulgaria, 2.81%............................    07/28/2012       180,000         163,800
  (d)Republic of Bulgaria, 8.25%............................    01/15/2015        60,000          59,700
  Republic of Columbia, 11.75%..............................    02/25/2020       220,000         215,270
  Republic of Panama, 9.63%.................................    02/08/2011        63,000          59,945
  Republic of Panama, 10.75%................................    05/15/2020        72,000          72,000
  (c)Republic of Panama, 4.75%..............................    07/17/2014        27,778          22,917
  (c)Republic of Panama, 2.63%..............................    07/17/2016       143,180         112,879
  Republic of Peru, 4.00%...................................    03/07/2017       120,000          79,200
  (c)Republic of Peru, 4.50%................................    03/07/2017       237,600         172,260
  Republic of Philippines, 9.88%............................    01/15/2019       170,000         168,895
  Republic of Philippines, 10.63%...........................    03/16/2025       210,000         217,035

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Market Street Fund
Bond Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                                SHARES
                                                                                  OR
                                                                 MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE         AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------
FOREIGN BONDS (CONTINUED)
  Russian Federation, 8.25%.................................    03/31/2010    $  100,000    $     98,350
  Russian Federation, 5.00%.................................    03/31/2030       140,000          97,188
  United Mexican States, 8.38%..............................    01/14/2011       250,000         259,374
  United Mexican States, 11.50%.............................    05/15/2026       615,000         780,127
                                                                                            ------------
    TOTAL FOREIGN BONDS.....................................                                   3,675,070
                                                                                            ------------
CONVERTIBLE BONDS -- 0.5%
Communications -- 0.2%
  Liberty Media, 3.75%......................................    02/15/2030       200,000          90,000
                                                                                            ------------
Finance -- 0.3%
  Verizon Global Funding, Inc., 5.75%.......................    04/01/2003       170,000         172,292
  Verizon Global Funding, Inc., 0.00%.......................    05/15/2021       100,000          54,000
                                                                                            ------------
                                                                                                 226,292
                                                                                            ------------
    TOTAL CONVERTIBLE BONDS.................................                                     316,292
                                                                                            ------------
COMMERCIAL PAPER -- 0.5%
  (c)AT&T Corp., 3.05%......................................    08/06/2002       300,000         297,443
                                                                                            ------------
    TOTAL COMMERCIAL PAPER..................................                                     297,443
                                                                                            ------------
SHORT-TERM INVESTMENTS -- 13.3%
  One Group Prime Money Market Fund -- Institutional
    Shares..................................................                   3,853,346       3,853,346
  Victory Institutional Money Market Fund...................                   3,853,346       3,853,346
                                                                                            ------------
    TOTAL SHORT-TERM INVESTMENTS............................                                   7,706,692
                                                                                            ------------
    (a)TOTAL INVESTMENTS -- 125.1% (COST $72,107,685)                                         72,375,669
LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.1)%............                                 (14,531,370)
                                                                                            ------------
NET ASSETS -- 100.0%........................................                                $ 57,844,299
                                                                                            ============

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Market Street Fund
Bond Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation............................  $ 1,381,412
Unrealized depreciation............................   (1,113,428)
                                                     -----------
Net unrealized appreciation........................  $   267,984
                                                     ===========

(b) Mortgage Dollar Rolls

(c) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2002. The maturity date represents the next reset date for the security.

(d) Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

IO -- Interest Only
TBA -- To Be Announced

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Schedule of Portfolio Investments, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE         AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 74.1%
Asset Backed Securities -- 16.4%
  Falcon Asset Securitization Corp., 1.78%..................    07/12/2002   $2,000,000    $  1,998,912
  Falcon Asset Securitization Corp., 1.85%..................    07/15/2002    3,000,000       2,997,842
  Giro Funding Corp., 1.83%.................................    07/22/2002    1,011,000       1,009,921
  Giro Funding Corp., 1.80%.................................    08/12/2002    4,000,000       3,991,600
  New Center Asset Trust, 1.78%.............................    07/12/2002    4,000,000       3,997,824
  Trident Capital Finance Corp., 2.00%......................    07/01/2002    4,500,000       4,500,000
  Variable Funding Capital Corp., 1.77%.....................    07/22/2002    4,000,000       3,995,870
                                                                                           ------------
                                                                                             22,491,969
                                                                                           ------------
Auto/Finance -- 2.7%
  Harley Davidson Funding Corp., 1.78%......................    07/01/2002    3,750,000       3,750,000
                                                                                           ------------
Bank Holdings Companies -- 11.7%
  ABN Amro Finance, Inc., 1.84%.............................    07/08/2002    4,000,000       3,998,553
  JP Morgan Chase and Co., 1.93%............................    07/01/2002    4,000,000       4,000,000
  National City Credit Corp., 1.85%.........................    07/16/2002    4,000,000       3,996,917
  State Street Corp., 1.75%.................................    07/17/2002    4,035,000       4,031,862
                                                                                           ------------
                                                                                             16,027,332
                                                                                           ------------
Broker/Dealers -- 7.1%
  Goldman Sachs Group, Inc., 1.93%..........................    07/02/2002    4,000,000       3,999,785
  Morgan Stanley Dean Witter & Co., 1.81%...................    07/22/2002    1,790,000       1,788,110
  Salomon Smith Barney, Inc., 1.77%.........................    07/09/2002    4,000,000       3,998,427
                                                                                           ------------
                                                                                              9,786,322
                                                                                           ------------
Canada -- 3.3%
  British Columbia (Province), 1.87%........................    10/15/2002    4,504,000       4,478,979
                                                                                           ------------
Diversified Finance -- 8.6%
  American Honda Finance Corp., 1.77%.......................    07/26/2002    4,000,000       3,995,083
  General Electric Capital Corp., 2.07%.....................    10/11/2002    3,800,000       3,777,713
  Household Finance Corp., 1.84%............................    07/10/2002    4,000,000       3,998,160
                                                                                           ------------
                                                                                             11,770,956
                                                                                           ------------
Electronics -- 2.9%
  Johnson Controls, Inc., 2.07%.............................    07/01/2002    4,000,000       4,000,000
                                                                                           ------------
Finance Services -- 17.1%
  Halifax Corp., 1.80%......................................    07/29/2002    1,000,000         998,600
  ING America Insurance Holdings, 1.93%.....................    07/02/2002    4,000,000       3,999,786
  National Australia Funding, 2.00%.........................    07/02/2002    4,000,000       3,999,778
  Northern Rock PLC, 1.78%..................................    08/01/2002    3,000,000       2,995,402
  Private Export Funding Corp., 1.98%.......................    10/22/2002    4,000,000       3,975,140

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Schedule of Portfolio Investments, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE         AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Finance Services (Continued)
  UBS Finance (Delaware), Inc., 2.00%.......................    07/01/2002   $3,565,000    $  3,565,000
  Westdeutsche Landesbank Girozentrale, 1.82%...............    07/19/2002    4,000,000       3,996,360
                                                                                           ------------
                                                                                             23,530,066
                                                                                           ------------
Mortgage Banks -- 2.9%
  Yorkshire Building Society, 1.87%.........................    07/11/2002    4,000,000       3,997,922
                                                                                           ------------
Newspapers -- 1.4%
  E.W. Scripps Co., 1.82%...................................    07/10/2002    1,948,000       1,947,114
                                                                                           ------------
      TOTAL COMMERCIAL PAPER................................                                101,780,660
                                                                                           ------------
CORPORATE BONDS -- 12.6%
Broker/Dealers -- 2.9%
  Morgan Stanley Dean Witter & Co., 6.38%...................    08/01/2002    4,000,000       4,015,013
                                                                                           ------------
Diversified Finance -- 1.5%
  General Electric Capital Corp., 6.50%.....................    07/22/2002    1,000,000       1,002,617
  General Electric Capital Corp., 1.87%.....................    07/09/2003    1,000,000       1,000,000
                                                                                           ------------
                                                                                              2,002,617
                                                                                           ------------
Finance Services -- 8.2%
  Citigroup, Inc., 5.88%....................................    07/15/2002    1,000,000       1,001,503
  Citigroup, Inc., 6.50%....................................    08/15/2002    1,250,000       1,257,061
  Sigma Finance, Inc., 3.92%................................    07/19/2002    5,000,000       5,005,067
  Wells Fargo Financial, Inc., 6.38%........................    09/15/2002    4,000,000       4,035,457
                                                                                           ------------
                                                                                             11,299,088
                                                                                           ------------
      TOTAL CORPORATE BONDS.................................                                 17,316,718
                                                                                           ------------
GOVERNMENT BOND -- 8.0%
  Federal Home Loan Bank -- 2.9%
    2.63%...................................................    05/28/2003    4,000,000       3,999,999
                                                                                           ------------
  Federal Home Loan Mortgage Corporation -- 2.2%
    1.97%...................................................    11/25/2002    1,000,000         991,956
    1.94%...................................................    12/09/2002    2,000,000       1,982,648
                                                                                           ------------
                                                                                              2,974,604
                                                                                           ------------
  Federal National Mortgage Association -- 2.9%
    2.04%...................................................    10/04/2002    4,000,000       3,978,467
                                                                                           ------------
      TOTAL GOVERNMENT BOND.................................                                 10,953,070
                                                                                           ------------

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Statement of Portfolio Investments, June 30, 2002 -- Concluded

--------------------------------------------------------------------------------

                                                                MATURITY     PRINCIPAL
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE         AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.5%
Finance Services -- 1.5%
  Westdeutsche Landesbank Girozentale, 2.06%................    03/11/2003   $2,000,000    $  2,000,000
                                                                                           ------------
      TOTAL CERTIFICATES OF DEPOSIT.........................                                  2,000,000
                                                                                           ------------
                                                                               SHARES
                                                                             ----------
SHORT-TERM INVESTMENTS -- 3.6%
  Aim Liquid Assets Portfolio...............................                  5,004,907       5,004,907
                                                                                           ------------
      TOTAL SHORT-TERM INVESTMENTS..........................                                  5,004,907
                                                                                           ------------
      (a)TOTAL -- 99.8% (COST $137,055,355).................                                137,055,355
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............                                    211,342
                                                                                           ------------
NET ASSETS -- 100.0%........................................                               $137,266,697
                                                                                           ============

See notes to financial statements.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
Market Street Fund

Statements of Assets and Liabilities, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO         ALL PRO
                                                                 BROAD         LARGE CAP       LARGE CAP
                                                                 EQUITY          GROWTH          VALUE
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $201,625,656; $39,050,493;
  $41,478,323; $45,983,921; $48,659,393; $377,685,638;
  $74,888,700; $90,266,947; $63,971,280; $72,107,685 and
  $137,055,355; respectively)...............................  $176,716,528    $ 32,307,858    $40,480,755
                                                              ------------    ------------    -----------
    Total Investments.......................................   176,716,528      32,307,858     40,480,755
                                                              ------------    ------------    -----------
Cash........................................................     2,230,159              --      1,634,117
Foreign currency, at value (cost $0; $0; $0; $0; $0; $0;
  $1,251,171; $0; $0; $0 and $0; respectively)..............            --              --             --
Interest and dividends receivable...........................       194,628          17,535         60,138
Receivable for investments sold.............................        79,456         171,387             --
Receivable from adviser.....................................        32,421           2,713          2,471
Reclaims receivable.........................................            --              --             --
Prepaid expenses and other assets...........................         3,880             735            714
                                                              ------------    ------------    -----------
    Total Assets............................................   179,257,072      32,500,228     42,178,195
                                                              ------------    ------------    -----------
LIABILITIES:
Payable to custodian........................................            --         140,261             --
Distributions payable.......................................            --              --             --
Payable for investments purchased...........................        25,943         113,586        197,502
Payable for variation margin on futures contracts...........            --              --             --
Accrued expenses and other payables Investment advisory
  fees......................................................       113,288          19,569         24,403
  Administration fees.......................................        48,460           9,082         10,556
  Other.....................................................        83,775          12,137         15,025
                                                              ------------    ------------    -----------
    Total Liabilities.......................................       271,466         294,635        247,486
                                                              ------------    ------------    -----------
NET ASSETS..................................................  $178,985,606    $ 32,205,593    $41,930,709
                                                              ============    ============    ===========
REPRESENTED BY:
Capital.....................................................  $215,549,973    $ 52,910,275    $44,059,610
Undistributed net investment income (loss)..................       500,010         (40,081)       248,679
Undistributed net realized gains (loss) on investment and
  foreign currency transactions.............................   (12,155,249)    (13,921,966)    (1,380,012)
Unrealized appreciation (depreciation) on investments and
  translation of assets denominated in foreign currencies...   (24,909,128)     (6,742,635)      (997,568)
                                                              ------------    ------------    -----------
NET ASSETS..................................................  $178,985,606    $ 32,205,593    $41,930,709
                                                              ============    ============    ===========
SHARES OUTSTANDING (unlimited number of shares
  authorized)...............................................    15,281,136       4,412,829      4,463,361
                                                              ============    ============    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      11.71    $       7.30    $      9.39
                                                              ============    ============    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Statements of Assets and Liabilities, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

       ALL PRO        ALL PRO        EQUITY
      SMALL CAP      SMALL CAP         500                          MID CAP                                    MONEY
        GROWTH         VALUE          INDEX       INTERNATIONAL     GROWTH       BALANCED        BOND          MARKET
      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
       41,424,136   $51,242,514   $ 276,146,166    $72,316,301    $88,767,254   $62,865,824   $72,375,669   $137,055,355
     $
     ------------   -----------   -------------    -----------    -----------   -----------   -----------   ------------
       41,424,136    51,242,514     276,146,166     72,316,301     88,767,254    62,865,824    72,375,669    137,055,355
     ------------   -----------   -------------    -----------    -----------   -----------   -----------   ------------
          922,379     1,133,381         709,999        200,000             --       200,000     1,159,921          1,248
                             --              --      1,282,121             --            --            --             --
               --
            1,963        40,359         331,663        137,602         17,959       514,201       468,277        491,283
          204,277       121,742         480,885        214,819        451,239     1,320,621     3,229,404             --
            3,511         2,082         148,379             --          6,101            --            --             --
               --            --              --        160,813             --            --            --             --
              988           740           6,023          1,274          1,820         1,279           989          2,623
     ------------   -----------   -------------    -----------    -----------   -----------   -----------   ------------
       42,557,254    52,540,818     277,823,115     74,312,930     89,244,373    64,901,925    77,234,260    137,550,509
     ------------   -----------   -------------    -----------    -----------   -----------   -----------   ------------
               --            --              --             --             --            --            --             --
               --            --              --             --             --            --            --        157,989
          364,282        44,630              --         82,565        967,019     1,149,695    19,348,665             --
               --            --           5,225             --             --            --            --             --
                         38,224          56,680         45,402         56,584        29,221        18,958         27,470
           32,600
           12,101        12,852          76,038         18,554         24,004        16,498        14,064         32,690
           14,623        23,769          28,892         42,824         35,174        28,469         8,274         65,663
     ------------   -----------   -------------    -----------    -----------   -----------   -----------   ------------
          423,606       119,475         166,835        189,345      1,082,781     1,223,883    19,389,961        283,812
     ------------   -----------   -------------    -----------    -----------   -----------   -----------   ------------
     $ 42,133,648   $52,421,343   $ 277,656,280    $74,123,585    $88,161,592   $63,678,042   $57,844,299   $137,266,697
     ============   ===========   =============    ===========    ===========   ===========   ===========   ============
     $ 67,059,850   $47,434,425   $ 399,209,785    $76,161,209    $92,083,438   $67,878,947   $57,408,431   $137,266,721
         (234,693)       (3,849)      1,808,918        884,605       (310,004)      886,937     1,506,791             --
      (20,131,724)    2,407,646     (21,754,698)      (395,186)    (2,112,149)   (3,982,386)   (1,338,907)           (24)
                 )    2,583,121    (101,607,725)    (2,527,043)    (1,499,693)   (1,105,456)      267,984             --
       (4,559,785
     ------------   -----------   -------------    -----------    -----------   -----------   -----------   ------------
     $ 42,133,648   $52,421,343   $ 277,656,280    $74,123,585    $88,161,592   $63,678,042   $57,844,299   $137,266,697
     ============   ===========   =============    ===========    ===========   ===========   ===========   ============
        4,399,142     5,252,855      39,858,382      6,238,769      4,954,539     4,953,111     5,372,332    137,266,720
     ============   ===========   =============    ===========    ===========   ===========   ===========   ============
     $       9.58   $      9.98   $        6.97    $     11.88    $     17.79   $     12.85   $     10.76   $       1.00
     ============   ===========   =============    ===========    ===========   ===========   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Statements of Operations For the Six Months Ended June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO        ALL PRO
                                                                 BROAD         LARGE CAP      LARGE CAP
                                                                 EQUITY         GROWTH          VALUE
                                                               PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $  1,369,241    $   122,065    $   426,506
  Interest..................................................        32,447          6,007          7,940
    Less: foreign taxes withheld............................        (2,771)          (541)           (92)
                                                              ------------    -----------    -----------
    Total Investment Income.................................     1,398,917        127,531        434,354
                                                              ------------    -----------    -----------
EXPENSES:
  Investment advisory fee...................................       740,715        130,365        144,414
  Administration, accounting and transfer agent fee.........       162,657         31,086         33,975
  Audit fees................................................         7,222          1,367          1,459
  Custodian fees............................................        16,181         12,918          6,613
  Insurance fees............................................         2,800            531            516
  Legal fees................................................        46,246          8,747          9,340
  Printing expenses.........................................        17,351          3,282          3,507
  Trustees' fees............................................         6,119          1,158          1,230
  Miscellaneous.............................................           855            563            568
                                                              ------------    -----------    -----------
    Total expenses..........................................     1,000,146        190,017        201,622
  Less: expenses waived by Adviser and/or reimbursed by
    affiliated insurance company............................      (101,239)       (22,405)       (15,947)
                                                              ------------    -----------    -----------
    Net expenses............................................       898,907        167,612        185,675
                                                              ------------    -----------    -----------
    Net investment income (loss)............................       500,010        (40,081)       248,679
                                                              ------------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................   (12,155,249)    (4,936,690)        87,137
    Foreign currency related transactions...................            --             --             --
                                                              ------------    -----------    -----------
                                                               (12,155,249)    (4,936,690)        87,137
                                                              ------------    -----------    -----------
  Net change in unrealized appreciation/depreciation from:
    Investments.............................................   (12,777,138)    (2,726,948)    (2,097,671)
    Foreign currency related transactions...................            --             --             --
                                                              ------------    -----------    -----------
                                                               (12,777,138)    (2,726,948)    (2,097,671)
                                                              ------------    -----------    -----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................   (24,932,387)    (7,663,638)    (2,010,534)
                                                              ------------    -----------    -----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $(24,432,377)   $(7,703,719)   $(1,761,855)
                                                              ============    ===========    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Statements of Operations For the Six Months Ended June 30, 2002 -- Concluded (Unaudited)

--------------------------------------------------------------------------------

       ALL PRO        ALL PRO        EQUITY
      SMALL CAP      SMALL CAP        500                          MID CAP                                   MONEY
        GROWTH         VALUE         INDEX       INTERNATIONAL      GROWTH       BALANCED        BOND        MARKET
      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
     $     22,394   $   242,601   $  2,239,436    $1,355,470     $    122,744   $   112,032   $   21,315   $   37,815
           14,673         9,861         15,732        23,902           21,061     1,045,874    1,663,746    1,199,080
               --          (499)       (11,027)     (128,839)              (2)           --           --           --
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
           37,067       251,963      2,244,141     1,250,533          143,803     1,157,906    1,685,061    1,236,895
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
          222,349       209,301        373,048       266,818          358,269       183,210      109,778      167,797
           41,038        37,797        255,512        58,200           78,506        55,545       45,166      110,713
            1,810         1,572         11,393         2,494            3,451         2,401        1,914        4,765
           13,252        10,652         17,479        12,674           10,876         5,095        5,954        7,210
              712           534          4,348           920            1,314           923          714        1,893
           11,591        10,064         72,953        15,968           22,098        15,375       12,259       31,082
            4,349         3,780         27,372         5,994            8,294         5,768        4,599       11,432
            1,533         1,319          9,649         2,105            2,917         2,036        1,623        4,014
              586           574          7,881           755              668           616          591          733
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
          297,220       275,593        779,635       365,928          486,393       270,969      182,598      339,639
                 )      (19,781)      (344,412)           --          (32,586)           --       (4,328)     (12,913)
          (25,460
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
          271,760       255,812        435,223       365,928          453,807       270,969      178,270      326,726
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
         (234,693)       (3,849)     1,808,918       884,605         (310,004)      886,937    1,506,791      910,169
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
       (2,892,325)    2,407,646    (17,880,800)      500,235       (2,112,149)   (1,807,893)      70,376           49
               --            --             --        96,026               --            --           --           --
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
       (2,892,325)    2,407,646    (17,880,800)      596,261       (2,112,149)   (1,807,893)      70,376           49
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
       (8,200,660)   (1,693,446)   (27,124,159)    3,434,600       (8,151,757)   (4,058,417)    (149,817)          --
               --            --             --        45,356               --            --           --           --
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
       (8,200,660)   (1,693,446)   (27,124,159)    3,479,956       (8,151,757)   (4,058,417)    (149,817)          --
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
      (11,092,985)      714,200    (45,004,959)    4,076,217      (10,263,906)   (5,866,310)     (79,441)          49
     ------------   -----------   ------------    ----------     ------------   -----------   ----------   ----------
     $(11,327,678)  $   710,351   $(43,196,041)   $4,960,822     $(10,573,910)  $(4,979,373)  $1,427,350   $  910,218
     ============   ===========   ============    ==========     ============   ===========   ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                                                                 (UNAUDITED)
                                               ALL PRO        ALL PRO       ALL PRO       ALL PRO        ALL PRO        EQUITY
                                                BROAD        LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP        500
                                                EQUITY        GROWTH         VALUE         GROWTH         VALUE         INDEX
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)............  $    500,010   $   (40,081)  $   248,679   $   (234,693)  $    (3,849)  $  1,808,918
   Net realized gain (loss) on
    investments............................   (12,155,249)   (4,936,690)       87,137     (2,892,325)    2,407,646    (17,880,800)
   Net change in unrealized
    appreciation/depreciation on
    investments............................   (12,777,138)   (2,726,948)   (2,097,671)    (8,200,660)   (1,693,446)   (27,124,159)
                                             ------------   -----------   -----------   ------------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations..............   (24,432,377)   (7,703,719)   (1,761,855)   (11,327,678)      710,351    (43,196,041)
 Distributions:
   From net investment income..............    (1,725,969)           --      (429,416)            --      (144,128)    (3,532,315)
   From net realized gains.................   (21,445,809)           --            --             --    (1,795,788)            --
 Capital share transactions:*
   Net contributions (withdrawals) from
    affiliated life insurance companies....    17,329,059       258,361     5,580,038        192,130    13,731,027       (530,145)
                                             ------------   -----------   -----------   ------------   -----------   ------------
    Total increase (decrease) in net
      assets...............................   (30,275,096)   (7,445,358)    3,388,767    (11,135,548)   12,501,462    (47,258,501)
NET ASSETS
 Beginning of Period.......................   209,260,702    39,650,951    38,541,942     53,269,196    39,919,881    324,914,781
                                             ------------   -----------   -----------   ------------   -----------   ------------
 End of Period.............................  $178,985,606   $32,205,593   $41,930,709   $ 42,133,648   $52,421,343   $277,656,280
                                             ============   ===========   ===========   ============   ===========   ============

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                              ALL PRO        ALL PRO        ALL PRO       ALL PRO        ALL PRO        EQUITY
                                               BROAD        LARGE CAP      LARGE CAP     SMALL CAP      SMALL CAP        500
                                               EQUITY         GROWTH         VALUE         GROWTH         VALUE         INDEX
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  1,725,969   $    (39,998)  $   429,416   $   (348,021)  $   144,128   $  3,532,315
   Net realized gain (loss) on
    investments...........................    20,128,948     (9,114,909)      565,599    (14,987,766)    2,543,480     (7,815,726)
   Net change in unrealized
    appreciation/depreciation on
    investments...........................   (54,906,833)    (1,091,307)   (1,071,220)     5,631,136     1,396,980    (41,110,640)
                                            ------------   ------------   -----------   ------------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations.............   (33,051,916)   (10,246,214)      (76,205)    (9,704,651)    4,084,588    (45,394,051)
 Distributions:
   From net investment income.............    (3,693,764)       (22,404)     (296,258)            --      (140,374)    (3,469,545)
   From net realized gains................   (22,730,821)            --            --             --            --       (672,138)
 Capital share transactions:*
   Net contributions (withdrawals) from
    affiliated life insurance companies...    12,077,251      4,512,013    10,284,531        854,299    13,823,371      8,112,409
                                            ------------   ------------   -----------   ------------   -----------   ------------
    Total increase (decrease) in net
      assets..............................   (47,399,250)    (5,756,605)    9,912,068     (8,850,352)   17,767,585    (41,423,325)
NET ASSETS
 Beginning of Period......................   256,659,952     45,407,556    28,629,874     62,119,548    22,152,296    366,338,106
                                            ------------   ------------   -----------   ------------   -----------   ------------
 End of Period............................  $209,260,702   $ 39,650,951   $38,541,942   $ 53,269,196   $39,919,881   $324,914,781
                                            ============   ============   ===========   ============   ===========   ============

* See note 5 in notes to financial statements.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Statements of Changes in Net Assets -- Concluded

--------------------------------------------------------------------------------

                                                                          FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                                                                        (UNAUDITED)
                                                                            MID CAP                                     MONEY
                                                          INTERNATIONAL      GROWTH       BALANCED        BOND          MARKET
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss).........................   $   884,605    $   (310,004)  $   886,937   $ 1,506,791   $    910,169
   Net realized gain (loss) on investments and foreign
    currency related transactions.......................       596,261      (2,112,149)   (1,807,893)       70,376             49
   Net change in unrealized appreciation/depreciation on
    investments and foreign currency transactions.......     3,479,956      (8,151,757)   (4,058,417)     (149,817)            --
                                                           -----------    ------------   -----------   -----------   ------------
   Net increase (decrease) in net assets resulting from
    operations..........................................     4,960,822     (10,573,910)   (4,979,373)    1,427,350        910,218
 Distributions:
   From net investment income...........................      (746,525)             --    (1,928,476)   (2,452,872)      (910,169)
   From net realized gains..............................            --        (452,788)           --            --             --
 Capital share transactions:*
   Net contributions (withdrawals) from affiliated life
    insurance companies.................................     1,163,631         974,311     1,592,287     5,510,514     (4,225,974)
                                                           -----------    ------------   -----------   -----------   ------------
    Total increase (decrease) in net assets.............     5,377,928     (10,052,387)   (5,315,562)    4,484,992     (4,225,925)
NET ASSETS
 Beginning of period....................................    68,745,657      98,213,979    68,993,604    53,359,307    141,492,622
                                                           -----------    ------------   -----------   -----------   ------------
 End of period..........................................   $74,123,585    $ 88,161,592   $63,678,042   $57,844,299   $137,266,697
                                                           ===========    ============   ===========   ===========   ============

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                             MID CAP                                    MONEY
                                                           INTERNATIONAL     GROWTH       BALANCED        BOND          MARKET
                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)..........................   $   937,833    $  (347,167)  $ 1,928,476   $ 2,452,872   $  4,512,557
   Net realized gain (loss) on investments and foreign
    currency related transactions........................    (1,521,440)       318,700    (2,397,367)      979,941             (7)
   Net change in unrealized appreciation/depreciation on
    investments and foreign currency transactions........    (9,017,045)    (3,672,899)   (4,683,288)     (311,871)            --
                                                            -----------    -----------   -----------   -----------   ------------
   Net increase (decrease) in net assets resulting from
    operations...........................................    (9,600,652)    (3,701,366)   (5,152,179)    3,120,942      4,512,550
 Distributions:
   From net investment income............................      (948,131)      (656,102)   (2,557,702)   (2,443,787)    (4,512,557)
   From net realized gains...............................    (6,762,398)   (23,044,859)   (3,620,624)           --             --
 Capital share transactions:*
   Net contributions (withdrawals) from affiliated life
    insurance companies..................................     7,555,975     26,646,924     8,803,397    13,700,285     32,661,817
                                                            -----------    -----------   -----------   -----------   ------------
    Total increase (decrease) in net assets..............    (9,755,206)      (755,403)   (2,527,108)   14,377,440     32,661,810
NET ASSETS
 Beginning of period.....................................    78,500,863     98,969,382    71,520,712    38,981,867    108,830,812
                                                            -----------    -----------   -----------   -----------   ------------
 End of period...........................................   $68,745,657    $98,213,979   $68,993,604   $53,359,307   $141,492,622
                                                            ===========    ===========   ===========   ===========   ============

* See note 5 in notes to financial statements.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                   ALL PRO BROAD EQUITY PORTFOLIO (FORMERLY, GROWTH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------
                                                 01/01/02
                                                    TO        01/01/01   01/01/00   01/01/99   01/01/98   01/01/97
                                                 06/30/02        TO         TO         TO         TO         TO
                                                (UNAUDITED)   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........     $ 14.94     $ 19.18    $ 18.94    $ 18.82    $ 19.46    $ 18.10
                                                  -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................        0.05        0.12       0.28       0.27       0.27       0.35
Net realized and unrealized gain (loss) on
 investments.................................       (1.63)      (2.38)      1.42       0.28       1.97       3.49
                                                  -------     -------    -------    -------    -------    -------
   Total from investment operations..........       (1.58)      (2.26)      1.70       0.55       2.24       3.84
                                                  -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income......................................       (0.12)      (0.28)     (0.27)     (0.06)     (0.29)     (0.38)
Dividends to shareholders from net capital
 gains.......................................       (1.53)      (1.70)     (1.19)     (0.37)     (2.59)     (2.10)
                                                  -------     -------    -------    -------    -------    -------
   Total distributions.......................       (1.65)      (1.98)     (1.46)     (0.43)     (2.88)     (2.48)
                                                  -------     -------    -------    -------    -------    -------
Net asset value, end of period...............     $ 11.71     $ 14.94    $ 19.18    $ 18.94    $ 18.82    $ 19.46
                                                  =======     =======    =======    =======    =======    =======
   Total return..............................      (11.92)%(1)  (12.84)%    9.64%      2.98%     13.70%     24.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000).............     178,986     209,261    256,660    302,262    315,299    267,389
Ratios of expenses to average net assets.....        0.91%(2)    0.87%      0.48%      0.48%      0.46%      0.43%
Ratios of net investment income to average
 net assets..................................        0.51%(2)    0.79%      1.32%      1.35%      1.53%      2.01%
Ratios of expenses (prior to reimbursements)
 to average net assets*......................        1.01%(2)    1.00%      0.48%      0.48%      0.47%      0.43%
Portfolio turnover...........................          24%        140%        39%        46%        30%       108%
------------------------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Not annualized.

(2.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    ALL PRO LARGE CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                                                          01/01/02
                                                             TO         01/01/01   01/01/00   01/01/99   05/04/98(1)
                                                          06/30/02         TO         TO         TO         TO
                                                          (UNAUDITED)   12/31/01   12/31/00   12/31/99   12/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................    $ 9.00       $11.50     $14.77     $11.77     $10.00
                                                            ------       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............................     (0.01)       (0.01)      0.01      (0.01)        --
Net realized and unrealized gain (loss) on
  investments...........................................     (1.69)       (2.48)     (2.70)      3.01       1.77
                                                            ------       ------     ------     ------     ------
    Total from investment operations....................     (1.70)       (2.49)     (2.69)      3.00       1.77
                                                            ------       ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income....        --        (0.01)        --         --         --
Dividends to shareholders from net capital gains........        --           --      (0.58)        --         --
                                                            ------       ------     ------     ------     ------
    Total distributions.................................        --        (0.01)     (0.58)        --         --
                                                            ------       ------     ------     ------     ------
Net asset value, end of period..........................    $ 7.30       $ 9.00     $11.50     $14.77     $11.77
                                                            ======       ======     ======     ======     ======
    Total return........................................    (18.89)%(2)  (21.70)%   (19.00)%    25.52%     17.70%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)........................    32,206       39,651     45,408     37,961     14,307
Ratios of expenses to average net assets................      0.90%(3)     0.90%      0.87%      0.89%      0.90%(3)
Ratios of net investment income (loss) to average net
  assets................................................     (0.22)%(3)   (0.10)%     0.05%     (0.09)%     0.04%(3)
Ratios of expenses (prior to reimbursements) to average
  net assets*...........................................      1.02%(3)     1.04%      0.87%      0.89%      0.92%(3)
Portfolio turnover......................................        58%         105%       109%        83%        64%
-----------------------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Commencement of operations.

(2.) Not annualized.

(3.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    ALL PRO LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                         01/01/02
                                                            TO         01/01/01   01/01/00   01/01/99   05/04/98(1)
                                                         06/30/02         TO         TO         TO         TO
                                                         (UNAUDITED)   12/31/01   12/31/00   12/31/99   12/31/98
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................    $ 9.88       $10.06     $ 9.98     $ 9.90     $10.00
                                                           ------       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................      0.08         0.11       0.10       0.09       0.07
Net realized and unrealized gain (loss) on
  investments..........................................     (0.46)       (0.19)      0.07       0.06      (0.17)
                                                           ------       ------     ------     ------     ------
    Total from investment operations...................     (0.38)       (0.08)      0.17       0.15      (0.10)
                                                           ------       ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income...     (0.11)       (0.10)     (0.09)     (0.07)        --
                                                           ------       ------     ------     ------     ------
    Total distributions................................     (0.11)       (0.10)     (0.09)     (0.07)        --
                                                           ------       ------     ------     ------     ------
Net asset value, end of period.........................    $ 9.39       $ 9.88     $10.06     $ 9.98     $ 9.90
                                                           ======       ======     ======     ======     ======
    Total return.......................................     (3.89)%(2)   (0.74)%     1.75%      1.49%     (1.00)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000).......................    41,931       38,542     28,630     24,319     15,616
Ratios of expenses to average net assets...............      0.90%(3)     0.90%      0.92%      0.91%      0.95%(3)
Ratios of net investment income to average net
  assets...............................................      1.21%(3)     1.30%      1.17%      1.07%      1.31%(3)
Ratios of expenses (prior to reimbursements) to average
  net assets*..........................................      0.98%(3)     1.04%      0.92%      0.91%      0.97%(3)
Portfolio turnover.....................................        20%          50%        84%        64%        39%
----------------------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Commencement of operations.

(2.) Not annualized.

(3.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    ALL PRO SMALL CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
                                                          01/01/02
                                                             TO         01/01/01   01/01/00   01/01/99   05/04/98(1)
                                                          06/30/02         TO         TO         TO         TO
                                                          (UNAUDITED)   12/31/01   12/31/00   12/31/99   12/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................    $12.09       $14.38     $18.83     $ 9.80     $10.00
                                                            ------       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............................     (0.08)       (0.09)     (0.05)     (0.04)     (0.01)
Net realized and unrealized gain (loss) on
  investments...........................................     (2.43)       (2.20)     (3.77)      9.07      (0.19)
                                                            ------       ------     ------     ------     ------
    Total from investment operations....................     (2.51)       (2.29)     (3.82)      9.03      (0.20)
                                                            ------       ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net capital gains........        --           --      (0.63)        --         --
                                                            ------       ------     ------     ------     ------
    Total distributions.................................        --           --      (0.63)        --         --
                                                            ------       ------     ------     ------     ------
Net asset value, end of period..........................    $ 9.58       $12.09     $14.38     $18.83     $ 9.80
                                                            ======       ======     ======     ======     ======
    Total return........................................    (20.76)%(2)  (15.92)%   (21.15)%    92.14%     (2.00)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)........................    42,134       53,269     62,120     45,200      9,685
Ratios of expenses to average net assets................      1.10%(3)     1.10%      1.07%      1.11%      1.24%(3)
Ratios of net investment income (loss) to average net
  assets................................................     (0.95)%(3)   (0.65)%    (0.58)%    (0.57)%    (0.14)(3)
Ratios of expenses (prior to reimbursements) to average
  net assets*...........................................      1.20%(3)     1.24%      1.07%      1.11%      1.25%(3)
Portfolio turnover......................................        84%         210%       141%       114%        82%
-----------------------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Commencement of operations.

(2.) Not annualized.

(3.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         ALL PRO SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                                               01/01/02
                                                                  TO        01/01/01   01/01/00   01/01/99   05/04/98(1)
                                                               06/30/02        TO         TO         TO          TO
                                                              (UNAUDITED)   12/31/01   12/31/00   12/31/99    12/31/98
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $10.22       $ 9.12     $ 7.57     $ 8.25      $10.00
                                                                ------       ------     ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................        --         0.04       0.06       0.02        0.02
Net realized and unrealized gain (loss) on investments......      0.26         1.12       1.51      (0.68)      (1.77)
                                                                ------       ------     ------     ------      ------
   Total from investment operations.........................      0.26         1.16       1.57      (0.66)      (1.75)
                                                                ------       ------     ------     ------      ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (0.04)       (0.06)     (0.02)     (0.02)         --
Dividends to shareholders from net capital gains............     (0.46)          --         --         --          --
                                                                ------       ------     ------     ------      ------
   Total distributions......................................     (0.50)       (0.06)     (0.02)     (0.02)         --
                                                                ------       ------     ------     ------      ------
Net asset value, end of period..............................    $ 9.98       $10.22     $ 9.12     $ 7.57      $ 8.25
                                                                ======       ======     ======     ======      ======
   Total return.............................................      2.57%(2)    12.80%     20.88%     (8.05)%    (17.50)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    52,421       39,920     22,152     11,300       8,073
Ratios of expenses to average net assets....................      1.10%(3)     1.10%      1.14%      1.20%       1.28%(3)
Ratios of net investment income (loss) to average net
 assets.....................................................     (0.02)%(3)    0.46%      0.90%      0.39%       0.48%(3)
Ratios of expenses (prior to reimbursements) to average net
 assets*....................................................      1.18%(3)     1.25%      1.14%      1.21%       1.36%(3)
Portfolio turnover..........................................        26%          57%       117%       114%         38%
------------------------------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Commencement of operations.

(2.) Not annualized.

(3.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                  EQUITY 500 INDEX PORTFOLIO
------------------------------------------------------------------------------------------------
                                                               01/01/02
                                                                  TO        01/01/01   02/07/00(1)
                                                               06/30/02        TO          TO
                                                              (UNAUDITED)   12/31/01    12/31/00
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $  8.12     $  9.36      $ 10.00
                                                                -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       0.07        0.09         0.09
Net realized and unrealized gain (loss) on investments......      (1.13)      (1.22)       (0.73)
                                                                -------     -------      -------
   Total from investment operations.........................      (1.06)      (1.13)       (0.64)
                                                                -------     -------      -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (0.09)      (0.09)          --
Dividends to shareholders from net capital gains............         --       (0.02)          --
                                                                -------     -------      -------
   Total distributions......................................      (0.09)      (0.11)          --
                                                                -------     -------      -------
Net asset value, end of period..............................    $  6.97     $  8.12      $  9.36
                                                                =======     =======      =======
   Total return.............................................     (13.23)%(2)  (12.24)%     (6.40)(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    277,656     324,915      366,338
Ratios of expenses to average net assets....................       0.28%(3)    0.28%        0.28%(3)
Ratios of net investment income to average net assets.......       1.16%(3)    1.06%        0.99%(3)
Ratios of expenses (prior to reimbursements) to average net
 assets*....................................................       0.50%(3)    0.53%        0.40%(3)
Portfolio turnover..........................................         11%          6%           5%
--------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Commencement of operations.

(2.) Not annualized.

(3.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                     01/01/02
                                                        TO        01/01/01   01/01/00   01/01/99   01/01/98   01/01/97
                                                     06/30/02        TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $11.20       $14.14     $16.68     $13.85     $13.61     $13.41
                                                      ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................      0.17         0.12       0.17       0.19       0.15       0.11
Net realized and unrealized gain (loss) on
 investments......................................      0.63        (1.67)     (0.61)      3.61       1.14       1.08
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............      0.80        (1.55)     (0.44)      3.80       1.29       1.19
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................     (0.12)       (0.17)     (0.19)     (0.16)     (0.10)     (0.11)
Dividends to shareholders from net capital
 gains............................................        --        (1.22)     (1.91)     (0.81)     (0.95)     (0.88)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................     (0.12)       (1.39)     (2.10)     (0.97)     (1.05)     (0.99)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $11.88       $11.20     $14.14     $16.68     $13.85     $13.61
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................      7.22%(1)   (12.20)%    (2.75)%    29.33%     10.13%      9.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    74,124       68,746     78,501     88,796     71,363     62,513
Ratios of expenses to average net assets..........      1.03%(2)     1.08%      0.95%      0.98%      1.00%      1.02%
Ratios of net investment income to average net
 assets...........................................      2.49%(2)     1.04%      1.33%      1.32%      1.18%      1.13%
Portfolio turnover................................        17%          36%        37%        41%        37%        37%
----------------------------------------------------------------------------------------------------------------------

(1.) Not annualized.

(2.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                     MID CAP GROWTH PORTFOLIO (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO)
----------------------------------------------------------------------------------------------------------------------
                                                    01/01/02
                                                       TO         01/01/01   01/01/00   01/01/99   01/01/98   01/01/97
                                                    06/30/02         TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $20.01       $27.71     $21.97     $21.91     $22.19     $18.52
                                                      ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)......................     (0.09)       (0.07)      0.18       0.11       0.11       0.17
Net realized and unrealized gain (loss) on
 investments......................................     (2.04)       (1.00)      7.48       2.89       1.50       3.72
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............     (2.13)       (1.07)      7.66       3.00       1.61       3.89
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................        --        (0.18)     (0.11)     (0.11)     (0.18)     (0.18)
Dividends to shareholders from net capital
 gains............................................     (0.09)       (6.45)     (1.81)     (2.83)     (1.71)     (0.04)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................     (0.09)       (6.63)     (1.92)     (2.94)     (1.89)     (0.22)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $17.79       $20.01     $27.71     $21.97     $21.91     $22.19
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................    (10.68)%(1)   (3.36)%    38.24%     15.96%      7.99%     21.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    88,162       98,214     98,969     62,513     56,495     48,574
Ratios of expenses to average net assets..........      0.95%(2)     0.92%      0.53%      0.57%      0.61%      0.63%
Ratios of net investment income (loss) to average
 net assets.......................................     (0.65)%(2)   (0.37)%     0.81%      0.59%      0.56%      0.95%
Ratios of expenses (prior to reimbursements) to
 average net assets*..............................      1.02%(2)     1.01%      0.53%      0.57%      0.62%      0.63%
Portfolio turnover................................        19%         135%        68%        46%        41%        37%
----------------------------------------------------------------------------------------------------------------------

 * During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Not annualized.

(2.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------


                                                           BALANCED PORTFOLIO (FORMERLY, MANAGED PORTFOLIO)
----------------------------------------------------------------------------------------------------------------------
                                                 01/01/02
                                                    TO         01/01/01   01/01/00   01/01/99      01/01/98   01/01/97
                                                 06/30/02         TO         TO         TO            TO         TO
                                                 (UNAUDITED)   12/31/01   12/31/00   12/31/99      12/31/98   12/31/97
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........    $14.25       $16.79     $16.79      $17.68       $17.06     $14.68
                                                   ------       ------     ------      ------       ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................      0.27         0.40       0.60        0.54         0.54       0.54
Net realized and unrealized gain (loss) on
 investments...................................     (1.27)       (1.49)      0.75       (0.41)        1.45       2.49
                                                   ------       ------     ------      ------       ------     ------
   Total from investment operations............     (1.00)       (1.09)      1.35        0.13         1.99       3.03
                                                   ------       ------     ------      ------       ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income........................................     (0.40)       (0.60)     (0.54)      (0.13)       (0.55)     (0.53)
Dividends to shareholders from net capital
 gains.........................................        --        (0.85)     (0.81)      (0.89)       (0.82)     (0.12)
                                                   ------       ------     ------      ------       ------     ------
   Total distributions.........................     (0.40)       (1.45)     (1.35)      (1.02)       (1.37)     (0.65)
                                                   ------       ------     ------      ------       ------     ------
Net asset value, end of period.................    $12.85       $14.25     $16.79      $16.79       $17.68     $17.06
                                                   ======       ======     ======      ======       ======     ======
   Total return................................     (7.23)%(1)   (7.02)%     8.75%       0.75%       12.54%     21.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............    63,678       68,994     71,521      73,986       67,805     56,068
Ratios of expenses to average net assets.......      0.81%(2)     0.82%      0.57%       0.57%        0.57%      0.58%
Ratios of net investment income to average net
 assets........................................      2.66%(2)     2.82%      3.65%       3.25%        3.22%      3.47%
Portfolio turnover.............................        69%         101%       157%        156%         203%        99%
----------------------------------------------------------------------------------------------------------------------

(1.) Not annualized.

(2.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                            BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                 01/01/02
                                                    TO         01/01/01   01/01/00   01/01/99      01/01/98   01/01/97
                                                 06/30/02         TO         TO         TO            TO         TO
                                                 (UNAUDITED)   12/31/01   12/31/00   12/31/99      12/31/98   12/31/97
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........    $10.99       $10.92     $10.58      $11.22       $10.98     $10.67
                                                   ------       ------     ------      ------       ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................      0.39         0.50       0.68        0.62         0.63       0.64
Net realized and unrealized gain (loss) on
 investments...................................     (0.11)        0.25       0.28       (0.99)        0.25       0.33
                                                   ------       ------     ------      ------       ------     ------
   Total from investment operations............      0.28         0.75       0.96       (0.37)        0.88       0.97
                                                   ------       ------     ------      ------       ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income........................................     (0.51)       (0.68)     (0.62)      (0.15)       (0.64)     (0.66)
Dividends to shareholders from net capital
 gains.........................................        --           --         --       (0.12)          --         --
                                                   ------       ------     ------      ------       ------     ------
   Total distributions.........................     (0.51)       (0.68)     (0.62)      (0.27)       (0.64)     (0.66)
                                                   ------       ------     ------      ------       ------     ------
Net asset value, end of period.................    $10.76       $10.99     $10.92      $10.58       $11.22     $10.98
                                                   ======       ======     ======      ======       ======     ======
   Total return................................      2.61%(1)     7.40%      9.68%      (3.31)%      (8.22)%     9.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............    57,844       53,359     38,982      38,182       36,846     23,350
Ratios of expenses to average net assets.......      0.65%(2)     0.67%      0.52%       0.52%        0.53%      0.57%
Ratios of net investment income to average net
 assets........................................      5.49%(2)     5.37%      6.59%       6.19%        6.03%      6.24%
Ratios of expenses (prior to reimbursements) to
 average net assets*...........................      0.67%(2)     0.69%      0.52%       0.52%        0.55%      0.57%
Portfolio turnover.............................       217%         641%       202%        202%         163%       105%
----------------------------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Not annualized.

(2.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                          MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                     01/01/02
                                                        TO        01/01/01   01/01/00   01/01/99   01/01/98   01/01/97
                                                     06/30/02        TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $  1.00     $  1.00    $  1.00    $  1.00     $ 1.00     $ 1.00
                                                      -------     -------    -------    -------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       0.01        0.04       0.06       0.05       0.05       0.05
                                                      -------     -------    -------    -------     ------     ------
   Total from investment operations...............       0.01        0.04       0.06       0.05       0.05       0.05
                                                      -------     -------    -------    -------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................      (0.01)      (0.04)     (0.06)     (0.05)     (0.05)     (0.05)
                                                      -------     -------    -------    -------     ------     ------
   Total distributions............................      (0.01)      (0.04)     (0.06)     (0.05)     (0.05)     (0.05)
                                                      -------     -------    -------    -------     ------     ------
Net asset value, end of period....................    $  1.00     $  1.00    $  1.00    $  1.00     $ 1.00     $ 1.00
                                                      =======     =======    =======    =======     ======     ======
   Total return...................................       0.67%(1)    3.64%      6.16%      4.91%      5.29%      5.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    137,267     141,493    108,831    116,887     91,453     64,339
Ratios of expenses to average net assets..........       0.49%(2)    0.50%      0.41%      0.40%      0.40%      0.39%
Ratios of net investment income to average net
 assets...........................................       1.36%(2)    3.45%      5.98%      4.81%      5.15%      5.21%
Ratios of expenses (prior to reimbursements) to
 average net assets*..............................       0.51%(2)    0.53%      0.41%      0.40%      0.42%      0.39%
----------------------------------------------------------------------------------------------------------------------

* During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(1.) Not annualized.

(2.) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2002
(Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

Market Street Fund (the "Fund") is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. The Fund is organized as a Delaware Business Trust. As a "series" type of mutual fund, the Fund issues separate series of shares of beneficial interest currently consisting of the All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, Bond Portfolio, and Money Market Portfolio (individually a "Portfolio", collectively "the Portfolios"). The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Provident Mutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company (NLIC) of Vermont. The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies that are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Portfolio in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and all investments of the Money Market Portfolio are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Portfolios' investment adviser or designee, are valued at fair value under procedures approved by the Portfolios' Board of Trustees.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

  Futures Contracts

The Portfolios, except for Money Market and Bond Portfolios, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. A Portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market value of stocks held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized appreciation/depreciation until the contracts are closed, when they are recorded as realized gains/losses on futures contracts. Cash or securities are deposited with brokers in order to maintain a position. At June 30, 2002, the Equity 500 Index Portfolio held eleven Long S&P 500 September 2002 futures, with a cost of $2,791,028 and a current market value of $2,772,775.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following basis:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

  Dividends to Shareholders

Dividends from net investment income, if any, of the Money Market Portfolio are declared daily and paid monthly. All other Portfolios declare and pay dividends from net investment income, if any, annually. For all Portfolios, distributions of any capital gains are declared and paid annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Federal Income Taxes

It is each Portfolio's intention to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Under the advisory agreement, the Fund is obligated to pay investment advisory fees to Market Street Investment Management Co. (MSIM) with respect to the Portfolios, monthly as a percentage of each Portfolios' average daily net assets. Additional information regarding investment advisory fees for MSIM is as follows for the six months ended June 30, 2002:

                                                   TOTAL
FUND                           FEE SCHEDULE        FEES
----                      -----------------------  -----
All Pro Broad Equity
  Portfolio.............  Up to $200 million       0.75%
                          On $200 million or more  0.70%
All Pro Large Cap Growth
  Portfolio and All Pro
  Large Cap Value
  Portfolio.............  Up to $200 million       0.70%
                          On $200 million or more  0.65%
All Pro Small Cap Growth
  Portfolio and All Pro
  Small Cap Value
  Portfolio.............  Up to $200 million       0.90%
                          On $200 million or more  0.85%
Equity 500 Index
  Portfolio.............  All Assets               0.24%
International
  Portfolio.............  Up to $500 million       0.75%
                          On $500 million or more  0.70%
Mid Cap Growth
  Portfolio.............  Up to $200 million       0.75%
                          On $200 million or more  0.70%
Balanced Portfolio......  All Assets               0.55%
Bond Portfolio..........  All Assets               0.40%
Money Market
  Portfolio.............  All Assets               0.25%

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

For the six months ended June 30, 2002, PMLIC agreed to reimburse each fund for ordinary operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of the amounts listed in the table below:

                                     EXPENSE
FUND                                   CAP
----                                 -------
All Pro Broad Equity Portfolio.....   0.16%
All Pro Large Cap Growth
  Portfolio........................   0.20%
All Pro Large Cap Value
  Portfolio........................   0.20%
All Pro Small Cap Growth
  Portfolio........................   0.20%
All Pro Small Cap Value
  Portfolio........................   0.20%
Equity 500 Index Portfolio.........   0.04%
International Portfolio............   0.75%
Mid Cap Growth Portfolio...........   0.20%
Balanced Portfolio.................   0.40%
Bond Portfolio.....................   0.28%
Money Market Portfolio.............   0.25%

Provident Mutual serves as the Fund's administrator. For providing administrative services, the Fund is obligated to pay Provident Mutual quarterly, in arrears, a fee per Portfolio at the annual rate of 0.10% of each Portfolio's average daily net assets. BISYS Fund Services, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., provides administration, fund accounting and transfer agent services to the Portfolio's. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.034% of the average daily net assets of each Portfolio.

4. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the Portfolios, for the six months ended June 30, 2002, were as follows:

FUND                     PURCHASES       SALES
----                    -----------   -----------
All Pro Broad Equity
  Portfolio...........   45,412,469    49,629,952
All Pro Large Cap
  Growth Portfolio....   21,949,830    20,943,550
All Pro Large Cap
  Value Portfolio.....   12,881,385     7,934,458
All Pro Small Cap
  Growth Portfolio....   39,815,086    39,935,057
All Pro Small Cap
  Value Portfolio.....   22,719,870    11,816,707
Equity 500 Index
  Portfolio...........   34,811,387    34,949,258
International
  Portfolio...........   11,782,373    11,316,120
Mid Cap Growth
  Portfolio...........   20,787,652    17,801,783
Balanced
  Portfolio...........   43,905,693    42,834,891
Bond Portfolio........  141,315,805   139,122,571

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2002 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

5. AUTHORIZED CAPITAL SHARES AND CAPITAL SHARE TRANSACTIONS

On June 30, 2002, the Fund had authorized an unlimited number of shares of beneficial interest (shares) without par value. The shares are divided into eleven series: All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, Bond Portfolio, and Money Market Portfolio.

On June 30, 2002, Provident Mutual Life Insurance Company owned 1,007,029 shares of All Pro Large Cap Value, 231,852 shares of All Pro Small Cap Growth and 425,227 shares of All Pro Small Cap Value.

Transactions in capital shares for the six months ended June 30, 2002 were as follows:

                                      ALL PRO                   ALL PRO                  ALL PRO                  ALL PRO
                                    BROAD EQUITY               LARGE CAP                LARGE CAP                SMALL CAP
                                     PORTFOLIO              GROWTH PORTFOLIO         VALUE PORTFOLIO          GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                               SHARES        AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.................    354,578   $  4,567,125    590,485   $ 4,870,298    742,556   $ 7,331,667    466,334   $ 5,294,698
Shares redeemed.............   (812,854)   (10,409,845)  (584,602)   (4,611,937)  (222,518)   (2,181,045)  (472,531)   (5,102,568)
Shares reinvested...........  1,733,117     23,171,779         --            --     43,684       429,416         --            --
                              ---------   ------------   --------   -----------   --------   -----------   --------   -----------
Net contributions from
 affiliated insurance
 companies..................  1,274,841   $ 17,329,059      5,883   $   258,361    563,722   $ 5,580,038     (6,197)  $   192,130
                              =========   ============   ========   ===========   ========   ===========   ========   ===========

                                                             ALL PRO
                                                            SMALL CAP              EQUITY 500 INDEX            INTERNATIONAL
                                                         VALUE PORTFOLIO               PORTFOLIO                 PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                      SHARES       AMOUNT        SHARES        AMOUNT       SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold........................................  1,323,470   $13,536,195    5,592,795   $ 43,327,108    395,484   $ 4,599,059
Shares redeemed....................................   (171,892)   (1,745,084)  (6,169,886)   (47,389,568)  (360,425)   (4,181,953)
Shares reinvested..................................    196,547     1,939,916      436,627      3,532,315     66,714       746,525
                                                     ---------   -----------   ----------   ------------   --------   -----------
Net contributions from affiliated insurance
 companies.........................................  1,348,125   $13,731,027     (140,464)  $   (530,145)   101,773   $ 1,163,631
                                                     =========   ===========   ==========   ============   ========   ===========

                                   MID CAP                                                                    MONEY MARKET
                               GROWTH PORTFOLIO        BALANCED PORTFOLIO         BOND PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                             SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT        SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold...............   375,739   $ 7,247,105    304,393   $ 4,103,651    712,124   $ 7,608,515    75,863,522   $ 75,863,522
Shares redeemed...........  (352,425)   (6,725,582)  (332,885)   (4,439,840)  (427,280)   (4,550,873)  (81,018,766)   (81,018,766)
Shares reinvested.........    23,066       452,788    139,341     1,928,476    232,941     2,452,872       929,270        929,270
                            --------   -----------   --------   -----------   --------   -----------   -----------   ------------
Net contributions from
 affiliated insurance
 companies................    46,380   $   974,311    110,849   $ 1,592,287    517,785   $ 5,510,514    (4,225,974)  $ (4,225,974)
                            ========   ===========   ========   ===========   ========   ===========   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2002 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

Transactions in capital shares for the year ended December 31, 2001 were as follows:

                                          ALL PRO                    ALL PRO                   ALL PRO
                                       BROAD EQUITY                 LARGE CAP                 LARGE CAP
                                         PORTFOLIO              GROWTH PORTFOLIO           VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
                                   SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold....................     716,166   $ 10,789,353   1,284,648   $12,159,492   1,675,649   $16,303,155
Shares redeemed................  (1,680,374)   (25,136,688)   (826,816)   (7,669,883)   (653,000)   (6,314,882)
Shares reinvested..............   1,590,884     26,424,586       1,988        22,404      30,448       296,258
                                 ----------   ------------   ---------   -----------   ---------   -----------
Net contributions from
 affiliated insurance
 companies.....................     626,676   $ 12,077,251     459,820   $ 4,512,013   1,053,097   $10,284,531
                                 ==========   ============   =========   ===========   =========   ===========

                                         ALL PRO
                                        SMALL CAP
                                     GROWTH PORTFOLIO
-------------------------------  ------------------------
                                  SHARES        AMOUNT
-------------------------------  ------------------------
Shares sold....................  1,018,274   $ 12,776,490
Shares redeemed................   (931,921)   (11,922,191)
Shares reinvested..............         --             --
                                 ---------   ------------
Net contributions from
 affiliated insurance
 companies.....................     86,353   $    854,299
                                 =========   ============

                                                          ALL PRO
                                                         SMALL CAP              EQUITY 500 INDEX              INTERNATIONAL
                                                      VALUE PORTFOLIO               PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.....................................  2,311,347   $21,657,044    6,473,432   $ 53,994,815    2,153,391   $ 25,388,635
Shares redeemed.................................   (851,254)   (7,974,047)  (6,069,337)   (50,024,089)  (2,172,847)   (25,543,189)
Shares reinvested...............................     15,915       140,374      454,132      4,141,683      606,651      7,710,529
                                                  ---------   -----------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies......................................  1,476,008   $13,823,371      858,227   $  8,112,409      587,195   $  7,555,975
                                                  =========   ===========   ==========   ============   ==========   ============

                                      MID CAP                                                               MONEY MARKET
                                  GROWTH PORTFOLIO         BALANCED PORTFOLIO         BOND PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                               SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT         SHARES
------------------------------------------------------------------------------------------------------------------------
Shares sold.................    909,545   $ 17,656,995    856,833   $12,325,764   1,949,568   $20,896,035    194,933,924
Shares redeemed.............   (781,067)   (14,711,032)  (681,892)   (9,700,693)   (901,715)   (9,639,537)  (167,137,221)
Shares reinvested...........  1,208,000     23,700,961    407,005     6,178,326     236,343     2,443,787      4,865,114
                              ---------   ------------   --------   -----------   ---------   -----------   ------------
Net contributions from
 affiliated insurance
 companies..................  1,336,478   $ 26,646,924    581,946   $ 8,803,397   1,284,196   $13,700,285     32,661,817
                              =========   ============   ========   ===========   =========   ===========   ============

                            MONEY MARKET
                                PORTFOLIO
----------------------------  -------------
                                 AMOUNT
----------------------------  -------------
Shares sold.................  $ 194,933,924
Shares redeemed.............   (167,137,221)
Shares reinvested...........      4,865,114
                              -------------
Net contributions from
 affiliated insurance
 companies..................  $  32,661,817
                              =============

6. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly owned subsidiary of PMLIC.

                                                   Form 16170 6.02

                                                         [provident mutual logo]

                                                             [BULK RATE PP LOGO]